FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04986
                                   ---------

                      FRANKLIN INVESTORS SECURITIES TRUST
                      -----------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                -----------------------------------------------
              (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period:  1/31/07
                           -------



Item 1. Schedule of Investments.

Franklin Investors Securities Trust

QUARTERLY STATEMENTS OF INVESTMENTS
JANUARY 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Franklin Adjustable U.S. Government Securities Fund .......................    3

Franklin Balanced Fund ....................................................    8

Franklin Convertible Securities Fund ......................................   13

Franklin Equity Income Fund ...............................................   17

Franklin Floating Rate Daily Access Fund ..................................   20

Franklin Limited Maturity U.S. Government Securities Fund .................   34

Franklin Low Duration Total Return Fund ...................................   37

Franklin Real Return Fund .................................................   41

Franklin Total Return Fund ................................................   45

Notes to Statements of Investments ........................................   61

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                    FRANKLIN  o  Templeton  o  Mutual Series


                                         Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------
                                                                   PRINCIPAL
  FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                AMOUNT       VALUE
------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.9%
  MORTGAGE-BACKED SECURITIES 97.9%
a FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 21.2%
  FHLMC, 5.723%, 1/01/23 .......................................   $  587,465   $  586,761
  FHLMC, 5.74%, 8/01/32 ........................................      995,594    1,013,916
  FHLMC, 5.772%, 11/01/35 ......................................      675,685      689,213
  FHLMC, 5.789%, 11/01/25 ......................................    5,224,508    5,249,239
  FHLMC, 5.789%, 6/01/26 .......................................      442,610      446,728
  FHLMC, 5.796%, 12/01/19 ......................................    2,331,845    2,382,011
  FHLMC, 5.80%, 2/01/37 ........................................    7,000,000    7,032,456
  FHLMC, 5.817%, 6/01/29 .......................................    3,478,814    3,553,979
  FHLMC, 5.88%, 3/01/32 ........................................    1,608,795    1,616,836
  FHLMC, 5.90%, 9/01/32 ........................................    1,471,084    1,509,072
  FHLMC, 6.147%, 5/01/32 .......................................    1,694,694    1,741,024
  FHLMC, 6.204%, 4/01/25 .......................................    1,676,018    1,705,492
  FHLMC, 6.421%, 5/01/26 .......................................      269,710      270,130
  FHLMC, 6.427%, 2/01/33 .......................................      489,749      498,809
  FHLMC, 6.667%, 3/01/18 .......................................      248,414      251,804
  FHLMC, 6.725%, 12/01/27 ......................................       54,542       55,397
  FHLMC, 6.74%, 3/01/19 ........................................       56,411       57,078
  FHLMC, 6.75%, 11/01/16 .......................................      551,206      557,489
  FHLMC, 6.773%, 5/01/20 .......................................    1,981,944    2,000,003
  FHLMC, 6.797%, 7/01/18 .......................................      216,654      219,146
  FHLMC, 6.81%, 7/01/27 ........................................      475,931      480,810
  FHLMC, 6.811%, 4/01/29 .......................................    1,697,281    1,699,922
  FHLMC, 6.846%, 4/01/19 .......................................    1,047,478    1,057,092
  FHLMC, 6.857%, 10/01/29 ......................................      154,003      154,726
  FHLMC, 6.887%, 12/01/21 ......................................       77,165       77,313
  FHLMC, 6.917%, 9/01/19 .......................................      547,175      553,929
  FHLMC, 6.96%, 5/01/25 ........................................      389,974      397,505
  FHLMC, 6.971%, 12/01/16 ......................................      339,886      342,142
  FHLMC, 6.996%, 10/01/24 ......................................    1,367,775    1,388,402
  FHLMC, 7.031%, 9/01/18 .......................................    1,099,821    1,110,890
  FHLMC, 7.051%, 8/01/32 .......................................    3,687,020    3,775,011
  FHLMC, 7.052%, 4/01/18 - 8/01/27 .............................    2,765,528    2,839,770
  FHLMC, 7.059%, 7/01/29 .......................................      205,053      209,883
  FHLMC, 7.076%, 11/01/29 ......................................    4,421,103    4,529,267
  FHLMC, 7.079%, 8/01/30 .......................................    3,807,600    3,881,174
  FHLMC, 7.08%, 2/01/19 ........................................      154,170      156,867
  FHLMC, 7.118%, 1/01/23 .......................................    4,967,442    5,105,908
  FHLMC, 7.169%, 4/01/25 .......................................    1,612,893    1,624,391
  FHLMC, 7.217%, 8/01/30 .......................................      266,064      273,127
  FHLMC, 7.225%, 5/01/32 .......................................      689,394      711,250
  FHLMC, 7.244%, 4/01/30 .......................................      347,990      354,330
  FHLMC, 7.257%, 10/01/18 ......................................      218,732      223,280
  FHLMC, 7.283%, 8/01/31 .......................................       64,271       64,802
  FHLMC, 7.289%, 3/01/32 .......................................      573,726      582,532
  FHLMC, 7.30%, 11/01/31 .......................................    4,975,875    5,046,270
  FHLMC, 7.301%, 10/01/25 ......................................      589,527      595,110
  FHLMC, 7.302%, 7/01/20 .......................................      109,794      111,871
  FHLMC, 7.305%, 9/01/31 .......................................      342,389      345,443

                                         Quarterly Statements of Investments | 3

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------
                                                                            PRINCIPAL
  FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                         AMOUNT        VALUE
----------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MORTGAGE-BACKED SECURITIES (CONTINUED)
a FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE (CONTINUED)
  FHLMC, 7.328%, 12/01/30 ..............................................   $ 1,841,208   $ 1,878,314
  FHLMC, 7.339%, 6/01/26 ...............................................     4,281,746     4,341,723
  FHLMC, 7.417%, 9/01/31 ...............................................       368,519       373,761
  FHLMC, 7.508%, 8/01/31 ...............................................       122,456       123,343
  FHLMC, 7.537%, 11/01/29 ..............................................     1,036,157     1,052,942
  FHLMC, 7.71%, 12/01/28 ...............................................       343,443       352,422
                                                                                         -----------
                                                                                          77,252,105
                                                                                         -----------
a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 65.7%
  FNMA, 4.18%, 11/01/34 ................................................     1,191,443     1,195,205
  FNMA, 4.605%, 9/01/32 ................................................     2,900,444     2,912,741
  FNMA, 4.624%, 11/01/32 ...............................................     3,136,767     3,151,677
  FNMA, 4.682%, 9/01/32 ................................................     4,819,197     4,874,977
  FNMA, 4.762%, 2/01/33 ................................................     2,204,156     2,222,879
  FNMA, 4.892%, 12/01/32 ...............................................     3,510,351     3,556,469
  FNMA, 4.977%, 12/01/17 ...............................................       218,858       222,784
  FNMA, 5.021%, 9/01/32 ................................................     2,062,963     2,066,561
  FNMA, 5.043%, 4/01/35 ................................................     1,230,061     1,239,316
  FNMA, 5.258%, 5/01/32 ................................................     2,348,543     2,368,516
  FNMA, 5.289%, 6/01/32 ................................................     1,832,283     1,861,906
  FNMA, 5.296%, 3/01/19 ................................................     2,706,154     2,719,406
  FNMA, 5.301%, 4/01/22 ................................................     1,252,675     1,268,110
  FNMA, 5.307%, 11/01/17 ...............................................     2,300,243     2,312,934
  FNMA, 5.343%, 10/01/28 ...............................................       125,739       125,404
  FNMA, 5.376%, 5/01/19 ................................................     1,050,780     1,056,053
  FNMA, 5.409%, 4/01/32 ................................................     2,594,050     2,608,444
  FNMA, 5.411%, 1/01/26 ................................................       764,040       786,752
  FNMA, 5.483%, 8/01/32 ................................................       828,811       847,376
  FNMA, 5.50%, 1/01/17 .................................................       732,560       735,398
  FNMA, 5.535%, 3/01/32 ................................................       651,891       661,136
  FNMA, 5.552%, 1/01/32 ................................................     2,144,547     2,143,434
  FNMA, 5.556%, 5/01/21 ................................................       850,532       857,978
  FNMA, 5.579%, 5/01/32 ................................................     1,219,400     1,236,173
  FNMA, 5.588%, 8/01/22 ................................................       184,577       187,548
  FNMA, 5.596%, 9/01/18 - 8/01/26 ......................................     2,563,552     2,566,512
  FNMA, 5.596%, 8/01/33 ................................................     8,996,591     9,068,259
  FNMA, 5.596%, 9/01/34 ................................................     4,800,314     4,838,831
  FNMA, 5.596%, 3/01/35 ................................................     5,731,627     5,777,916
  FNMA, 5.598%, 6/01/29 ................................................     1,341,001     1,359,993
  FNMA, 5.60%, 5/01/18 .................................................     5,380,518     5,389,037
  FNMA, 5.60%, 5/01/21 .................................................       416,106       420,303
  FNMA, 5.608%, 6/01/20 ................................................     1,694,263     1,698,700
  FNMA, 5.608%, 1/01/29 ................................................     4,512,732     4,547,700
  FNMA, 5.609%, 1/01/18 ................................................     8,716,022     8,788,475
  FNMA, 5.616%, 5/01/36 ................................................     3,780,440     3,811,097
  FNMA, 5.62%, 5/01/36 .................................................     2,249,629     2,267,835
  FNMA, 5.632%, 3/01/33 ................................................     3,051,097     3,075,124
  FNMA, 5.662%, 6/01/32 ................................................       714,738       729,797


4 | Quarterly Statements of Investments

Franklin Investors Securities Trust

--------------------------------------------------------------------------------------------------------
                                                                                PRINCIPAL
  FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                             AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MORTGAGE-BACKED SECURITIES (CONTINUED)
a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONTINUED)
  FNMA, 5.667%, 7/01/33 ....................................................   $ 2,014,950   $ 2,044,458
  FNMA, 5.672%, 7/01/32 ....................................................       529,124       532,253
  FNMA, 5.674%, 4/01/19 ....................................................     1,196,546     1,206,660
  FNMA, 5.683%, 4/01/32 ....................................................     1,473,038     1,487,388
  FNMA, 5.694%, 10/01/14 ...................................................       122,422       122,169
  FNMA, 5.748%, 7/01/17 ....................................................     1,102,277     1,108,862
  FNMA, 5.76%, 9/01/32 .....................................................       679,064       689,197
  FNMA, 5.809%, 7/01/24 ....................................................     1,199,788     1,208,424
  FNMA, 5.823%, 3/01/20 ....................................................       247,372       255,395
  FNMA, 5.874%, 5/01/36 ....................................................    10,030,906    10,197,145
  FNMA, 5.888%, 12/01/24 ...................................................       559,474       572,513
  FNMA, 5.909%, 1/01/19 ....................................................       984,745       993,044
  FNMA, 6.00%, 2/01/32 .....................................................       127,947       131,261
  FNMA, 6.026%, 3/01/32 ....................................................     4,356,070     4,445,535
  FNMA, 6.074%, 6/01/19 ....................................................       266,084       267,862
  FNMA, 6.092%, 1/01/19 ....................................................     1,859,801     1,872,245
  FNMA, 6.106%, 10/01/17 ...................................................       340,603       344,662
  FNMA, 6.141%, 3/01/26 ....................................................       913,527       924,482
  FNMA, 6.175%, 8/01/36 ....................................................    24,121,734    24,391,742
  FNMA, 6.19%, 2/01/30 .....................................................       395,368       399,068
  FNMA, 6.213%, 10/01/22 ...................................................       661,432       665,022
  FNMA, 6.218%, 9/01/36 ....................................................     5,998,105     6,080,091
  FNMA, 6.229%, 4/01/34 ....................................................     7,035,306     7,100,591
  FNMA, 6.272%, 8/01/21 ....................................................     2,446,369     2,467,583
  FNMA, 6.35%, 3/01/18 .....................................................       196,208       196,944
  FNMA, 6.40%, 11/01/18 ....................................................       115,255       116,914
  FNMA, 6.501%, 1/01/16 ....................................................       883,849       883,411
  FNMA, 6.527%, 3/01/20 ....................................................     2,880,213     2,896,008
  FNMA, 6.564%, 3/01/22 ....................................................        21,567        21,790
  FNMA, 6.577%, 11/01/31 ...................................................       721,966       725,218
  FNMA, 6.628%, 10/01/32 ...................................................       136,874       139,641
  FNMA, 6.66%, 3/01/19 .....................................................       190,693       192,811
  FNMA, 6.691%, 5/01/19 ....................................................       463,334       462,520
  FNMA, 6.697%, 1/01/25 ....................................................     3,716,728     3,748,722
  FNMA, 6.72%, 1/01/19 .....................................................       514,611       518,146
  FNMA, 6.765%, 6/01/19 ....................................................       146,309       146,050
  FNMA, 6.794%, 1/01/35 ....................................................     1,332,271     1,355,049
  FNMA, 6.801%, 2/01/31 ....................................................       287,069       288,835
  FNMA, 6.803%, 12/01/17 ...................................................       146,587       146,683
  FNMA, 6.804%, 1/01/19 ....................................................       418,001       419,096
  FNMA, 6.821%, 10/01/32 ...................................................     1,401,199     1,420,962
  FNMA, 6.836%, 6/01/17 ....................................................        18,478        18,649
  FNMA, 6.837%, 3/01/19 ....................................................       340,318       339,869
  FNMA, 6.84%, 5/01/32 .....................................................       707,038       722,596
  FNMA, 6.845%, 4/01/27 ....................................................     3,660,025     3,658,347
  FNMA, 6.868%, 7/01/24 ....................................................       545,710       542,755
  FNMA, 6.875%, 12/01/20 ...................................................       212,855       215,872
  FNMA, 6.917%, 6/01/19 ....................................................       430,932       431,622


                                         Quarterly Statements of Investments | 5

Franklin Investors Securities Trust

--------------------------------------------------------------------------------------------------------
                                                                                PRINCIPAL
  FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                             AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MORTGAGE-BACKED SECURITIES (CONTINUED)
a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONTINUED)
  FNMA, 6.938%, 6/01/31 ....................................................   $   689,036   $   698,448
  FNMA, 6.96%, 12/01/20 ....................................................       474,885       475,545
  FNMA, 6.963%, 9/01/22 ....................................................     1,267,655     1,270,718
  FNMA, 6.965%, 10/01/24 ...................................................     7,787,049     7,891,080
  FNMA, 6.977%, 4/01/19 ....................................................       754,214       762,657
  FNMA, 6.979%, 2/01/29 ....................................................       380,061       384,386
  FNMA, 6.982%, 10/01/31 ...................................................       838,616       854,216
  FNMA, 6.989%, 2/01/20 ....................................................       517,081       521,174
  FNMA, 6.994%, 6/01/27 ....................................................       839,028       853,716
  FNMA, 7.00%, 8/01/16 .....................................................        10,918        10,918
  FNMA, 7.005%, 7/01/31 ....................................................       136,208       138,184
  FNMA, 7.007%, 10/01/19 ...................................................       555,533       557,576
  FNMA, 7.009%, 12/01/19 ...................................................       308,683       313,452
  FNMA, 7.011%, 6/01/19 ....................................................       210,446       213,153
  FNMA, 7.03%, 6/01/31 .....................................................       757,942       772,070
  FNMA, 7.05%, 5/01/25 - 2/01/32 ...........................................     2,124,736     2,144,729
  FNMA, 7.051%, 3/01/20 - 5/01/29 ..........................................       515,579       521,961
  FNMA, 7.066%, 11/01/20 ...................................................       250,854       252,939
  FNMA, 7.069%, 6/01/32 ....................................................       427,362       434,107
  FNMA, 7.071%, 2/01/32 ....................................................       431,601       439,006
  FNMA, 7.09%, 5/01/31 .....................................................       119,847       122,399
  FNMA, 7.091%, 5/01/27 ....................................................     2,130,470     2,147,767
  FNMA, 7.095%, 11/01/27 ...................................................       120,195       121,938
  FNMA, 7.107%, 1/01/31 ....................................................       929,798       944,770
  FNMA, 7.108%, 11/01/30 ...................................................     5,705,478     5,771,401
  FNMA, 7.113%, 4/01/18 ....................................................       183,386       185,728
  FNMA, 7.121%, 12/01/32 ...................................................     1,225,205     1,262,353
  FNMA, 7.125%, 8/01/29 ....................................................       480,912       486,090
  FNMA, 7.135%, 8/01/29 ....................................................       253,899       251,688
  FNMA, 7.142%, 9/01/31 ....................................................       294,680       298,386
  FNMA, 7.147%, 11/01/36 ...................................................     1,102,276     1,116,925
  FNMA, 7.148%, 9/01/39 ....................................................       995,169     1,017,508
  FNMA, 7.155%, 4/01/31 ....................................................     1,786,427     1,810,679
  FNMA, 7.162%, 1/01/31 ....................................................     1,018,841     1,033,832
  FNMA, 7.18%, 8/01/31 .....................................................       475,451       475,463
  FNMA, 7.195%, 2/01/25 - 12/01/27 .........................................     1,167,313     1,176,764
  FNMA, 7.201%, 6/01/32 ....................................................       564,148       574,713
  FNMA, 7.202%, 3/01/32 ....................................................       542,172       551,919
  FNMA, 7.205%, 6/01/19 ....................................................       594,336       605,359
  FNMA, 7.227%, 11/01/31 ...................................................       299,714       304,372
  FNMA, 7.25%, 2/01/19 .....................................................       287,106       290,972
  FNMA, 7.252%, 3/01/21 - 10/01/30 .........................................       675,354       681,834
  FNMA, 7.255%, 1/01/29 ....................................................       606,954       625,301
  FNMA, 7.283%, 11/01/17 ...................................................     1,087,871     1,098,627
  FNMA, 7.298%, 4/01/30 ....................................................       703,491       711,460
  FNMA, 7.313%, 12/01/18 ...................................................       253,725       256,136
  FNMA, 7.322%, 7/01/26 ....................................................     1,089,211     1,104,694


6 | Quarterly Statements of Investments

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------
                                                                                PRINCIPAL
  FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                             AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MORTGAGE-BACKED SECURITIES (CONTINUED)
a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONTINUED)
  FNMA, 7.338%, 8/01/28 ....................................................   $  2,234,793   $  2,259,346
  FNMA, 7.395%, 9/01/30 ....................................................        289,960        291,644
  FNMA, 7.405%, 11/01/31 ...................................................        250,320        252,573
  FNMA, 7.43%, 11/01/26 ....................................................        107,538        108,052
  FNMA, 7.598%, 9/01/29 ....................................................        202,794        204,891
  FNMA, 7.617%, 5/01/19 ....................................................        403,399        411,123
  FNMA, 7.635%, 6/01/28 ....................................................      2,674,959      2,709,553
  FNMA, 7.669%, 9/01/25 ....................................................        729,372        740,884
  FNMA, 7.677%, 1/01/29 ....................................................        583,754        596,679
  FNMA, 7.72%, 3/01/25 .....................................................        238,189        235,751
                                                                                              ------------
                                                                                               239,024,527
                                                                                              ------------
a GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE RATE 11.0%
  GNMA, 5.375%, 4/20/22 - 6/20/31 ..........................................     18,225,062     18,350,158
  GNMA, 5.50%, 7/20/29 - 9/20/31 ...........................................      6,884,819      6,921,043
  GNMA, 5.75%, 7/20/21 - 9/20/27 ...........................................      4,125,200      4,166,635
  GNMA, 6.125%, 10/20/23 - 10/20/26 ........................................     10,234,808     10,362,648
  GNMA, 6.75%, 7/20/25 .....................................................         40,665         40,652
                                                                                              ------------
                                                                                                39,841,136
                                                                                              ------------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $360,680,212) .....................                   356,117,768
                                                                                              ------------
  ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES
  (COST $98,899) 0.0% b
  FINANCE 0.0% b
a Travelers Mortgage Services Inc., 1998-5A, A, FRN, 8.055%, 12/25/18 ......         97,228         96,900
                                                                                              ------------
  TOTAL LONG TERM INVESTMENTS (COST $360,779,111) ..........................                   356,214,668
                                                                                              ------------

                                                                               ------------
                                                                                  SHARES
                                                                               ------------
  SHORT TERM INVESTMENT (COST $7,358,259) 2.0%
  MONEY MARKET FUND 2.0%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.96% .....      7,358,259      7,358,259
                                                                                              ------------
  TOTAL INVESTMENTS (COST $368,137,370) 99.9% ..............................                   363,572,927
  OTHER ASSETS, LESS LIABILITIES 0.1% ......................................                       202,388
                                                                                              ------------
  NET ASSETS 100.0% ........................................................                  $363,775,315
                                                                                              ============

See Selected Portfolio Abbreviations on page 60.

a     The coupon rate shown represents the rate at period end.

b     Rounds to less than 0.1% of net assets.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 7

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
  FRANKLIN BALANCED FUND                    COUNTRY       SHARES      VALUE
--------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 88.6%
  COMMON STOCKS 51.0%
  CONSUMER NON-DURABLES 2.0%
  Anheuser-Busch Cos. Inc. ..........    United States     3,200    $  163,104
  The Procter & Gamble Co. ..........    United States     4,000       259,480
                                                                    ----------
                                                                       422,584
                                                                    ----------
  ELECTRONIC TECHNOLOGY 5.8%
  Analog Devices Inc. ...............    United States    10,000       327,500
a Cisco Systems Inc. ................    United States     6,000       159,540
  Intel Corp. .......................    United States    25,000       524,000
  QUALCOMM Inc. .....................    United States     5,000       188,300
                                                                    ----------
                                                                     1,199,340
                                                                    ----------
  ENERGY MINERALS 7.0%
  Chesapeake Energy Corp. ...........    United States    15,000       444,150
  Chevron Corp. .....................    United States     3,600       262,368
  ConocoPhillips ....................    United States     4,500       298,845
  Exxon Mobil Corp. .................    United States     2,800       207,480
  Peabody Energy Corp. ..............    United States     6,000       244,980
                                                                    ----------
                                                                     1,457,823
                                                                    ----------
  FINANCE 7.9%
  Bank of America Corp. .............    United States     4,600       241,868
  Capital One Financial Corp. .......    United States     5,000       402,000
  Citigroup Inc. ....................    United States     6,000       330,780
a Employers Holdings Inc. ...........    United States     2,200        43,934
  Morgan Stanley ....................    United States     2,300       190,417
  Wachovia Corp. ....................    United States     2,800       158,200
  Washington Mutual Inc. ............    United States     6,000       267,540
                                                                    ----------
                                                                     1,634,739
                                                                    ----------
  HEALTH SERVICES 2.3%
  Caremark Rx Inc. ..................    United States     8,000       490,080
                                                                    ----------
  HEALTH TECHNOLOGY 5.5%
a Genentech Inc. ....................    United States     3,000       262,110
  Johnson & Johnson .................    United States     2,500       167,000
  Pfizer Inc. .......................    United States    16,000       419,840
  Schering-Plough Corp. .............    United States    12,000       300,000
                                                                    ----------
                                                                     1,148,950
                                                                    ----------
  INDUSTRIAL SERVICES 4.0%
  Baker Hughes Inc. .................    United States     4,000       276,120
a Nabors Industries Ltd. ............       Bermuda       10,000       302,800
  Rowan Cos. Inc. ...................    United States     7,500       246,675
                                                                    ----------
                                                                       825,595
                                                                    ----------
  PROCESS INDUSTRIES 1.1%
  The Dow Chemical Co. ..............    United States     5,700       236,778
                                                                    ----------


8 | Quarterly Statements of Investments

Franklin Investors Securities Trust

-------------------------------------------------------------------------------------------------------------------
  FRANKLIN BALANCED FUND                                                       COUNTRY       SHARES       VALUE
-------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  PRODUCER MANUFACTURING 5.4%
  3M Co. .................................................................   United States      5,000   $   371,500
  Caterpillar Inc. .......................................................   United States      5,000       320,350
  General Electric Co. ...................................................   United States     12,000       432,600
                                                                                                        -----------
                                                                                                          1,124,450
                                                                                                        -----------
  RETAIL TRADE 3.9%
  The Gap Inc. ...........................................................   United States     13,000       249,210
  Target Corp. ...........................................................   United States      3,000       184,080
  Wal-Mart Stores Inc. ...................................................   United States      8,000       381,520
                                                                                                        -----------
                                                                                                            814,810
                                                                                                        -----------
  TRANSPORTATION 0.9%
  United Parcel Service Inc., B ..........................................   United States      2,500       180,700
                                                                                                        -----------
  UTILITIES 5.2%
  Ameren Corp. ...........................................................   United States      3,000       159,330
  FirstEnergy Corp. ......................................................   United States      2,800       166,124
  Public Service Enterprise Group Inc. ...................................   United States      3,200       214,496
  TXU Corp. ..............................................................   United States     10,000       540,800
                                                                                                        -----------
                                                                                                          1,080,750
                                                                                                        -----------
  TOTAL COMMON STOCKS (COST $9,802,954) ..................................                               10,616,599
                                                                                                        -----------
  CONVERTIBLE PREFERRED STOCKS 4.4%
  ELECTRONIC TECHNOLOGY 1.9%
a Citigroup Funding into Texas Instrument Inc., 7.50%, cvt. pfd. ........   United States     13,000       400,161
                                                                                                        -----------
  ENERGY MINERALS 1.4%
b Goldman Sachs Group Inc. into Peabody Energy Corp., 10.00%, cvt. pfd.,
    144A .................................................................   United States      7,500       294,765
                                                                                                        -----------
  NON-ENERGY MINERALS 1.1%
b Morgan Stanley into Newmont Mining Corp., 8.50%, cvt. pfd., 144A .......   United States      5,000       217,375
                                                                                                        -----------
  TOTAL CONVERTIBLE PREFERRED STOCKS (COST $850,933) .....................                                  912,301
                                                                                                        -----------

                                                                                        ------------------
                                                                                        PRINCIPAL AMOUNT c
                                                                                        ------------------
  CORPORATE BONDS 26.9%
  COMMERCIAL SERVICES 0.5%
  R.H. Donnelley Corp., senior discount note, 6.875%, 1/15/13 ............   United States   $100,000        96,250
                                                                                                        -----------
  COMMUNICATIONS 3.6%
  Embarq Corp., senior note, 7.082%, 6/01/16 .............................   United States    250,000       254,447
  Telecom Italia Capital, senior note,
      4.95%, 9/30/14 .....................................................      Italy         100,000        92,585
      7.20%, 7/18/36 .....................................................      Italy         150,000       152,471
  Verizon New York Inc., senior deb., A, 6.875%, 4/01/12 .................   United States    250,000       260,190
                                                                                                        -----------
                                                                                                            759,693
                                                                                                        -----------


                                         Quarterly Statements of Investments | 9

Franklin Investors Securities Trust

-------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL
  FRANKLIN BALANCED FUND                                                        COUNTRY       AMOUNT c     VALUE
-------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS (CONTINUED)
  CONSUMER DURABLES 1.7%
b Ford Motor Credit Co., 144A, 9.75%, 9/15/10 ............................   United States   $150,000   $   160,126
  KB Home, senior note, 6.25%, 6/15/15 ...................................   United States    200,000       188,910
                                                                                                        -----------
                                                                                                            349,036
                                                                                                        -----------
  CONSUMER NON-DURABLES 0.9%
b Miller Brewing Co., 144A, 5.50%, 8/15/13 ...............................   United States    200,000       197,672
                                                                                                        -----------
  CONSUMER SERVICES 1.9%
  Comcast Corp., senior note, 5.85%, 1/15/10 .............................   United States    200,000       202,885
  MGM MIRAGE Inc., senior note, 5.875%, 2/27/14 ..........................   United States    100,000        93,250
  Time Warner Inc., 5.875%, 11/15/16 .....................................   United States    100,000        99,960
                                                                                                        -----------
                                                                                                            396,095
                                                                                                        -----------
  ELECTRONIC TECHNOLOGY 1.0%
b Freescale Semiconductor Inc., senior note, 144A, 8.875%, 12/15/14 ......   United States    200,000       200,000
                                                                                                        -----------
  ENERGY MINERALS 1.9%
b Gaz Capital SA, 144A, 6.212%, 11/22/16 .................................    Luxembourg      200,000       197,800
b Sabine Pass LNG LP, senior note, 144A, 7.50%, 11/30/16 .................   United States    200,000       197,000
                                                                                                        -----------
                                                                                                            394,800
                                                                                                        -----------
  FINANCE 8.0%
b BNP Paribas, sub. note, 144A, 5.186%, Perpetual ........................      France        400,000       382,828
  d Genworth Financial Inc., junior sub. note, FRN, 6.15%, 11/15/66 ......   United States    100,000        99,778
  GMAC, LLC, 6.875%, 8/28/12 .............................................   United States    100,000       101,745
  International Lease Finance Corp., 4.75%, 2/15/08 ......................   United States    200,000       198,261
  J.P. Morgan Chase & Co., sub. note, 4.875%, 3/15/14 ....................   United States    200,000       192,743
d MetLife Inc., junior sub. note, FRN, 6.40%, 12/15/66 ...................   United States    200,000       201,044
  Morgan Stanley, sub. note, 4.75%, 4/01/14 ..............................   United States    200,000       189,976
  Prudential Financial Inc., 5.70%, 12/14/36 .............................   United States    200,000       192,634
  Wachovia Capital Trust III, 5.80%, Perpetual ...........................   United States    100,000       100,781
                                                                                                        -----------
                                                                                                          1,659,790
                                                                                                        -----------
  HEALTH SERVICES 2.0%
b HCA Inc., senior secured note, 144A, 9.25%, 11/15/16 ...................   United States    200,000       213,000
  WellPoint Inc., 5.00%, 1/15/11 .........................................   United States    200,000       197,429
                                                                                                        -----------
                                                                                                            410,429
                                                                                                        -----------
  HEALTH TECHNOLOGY 0.5%
  Wyeth, senior sub. note 5.50%, 2/01/14 .................................   United States    100,000        99,971
                                                                                                        -----------
  INDUSTRIAL SERVICES 0.7%
  Allied Waste North America Inc., senior secured note, 6.375%, 4/15/11 ..   United States    150,000       149,063
                                                                                                        -----------
  PROCESS INDUSTRIES 1.8%
  Bunge Ltd. Finance Corp., senior note, 5.10%, 7/15/15 ..................   United States    300,000       278,405
  Lyondell Chemical Co., senior note, 8.00%, 9/15/14 .....................   United States    100,000       104,500
                                                                                                        -----------
                                                                                                            382,905
                                                                                                        -----------
  REAL ESTATE DEVELOPMENT 0.9%
  EOP Operating LP, 4.75%, 3/15/14 .......................................   United States    200,000       197,503
                                                                                                        -----------


10 | Quarterly Statements of Investments

Franklin Investors Securities Trust

-----------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL
  FRANKLIN BALANCED FUND                                                        COUNTRY       AMOUNT c        VALUE
-----------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS (CONTINUED)
  TECHNOLOGY SERVICES 0.5%
  SunGard Data Systems Inc., senior sub. note, 10.25%, 8/15/15 ...........   United States    $  100,000   $    108,000
                                                                                                           ------------
  UTILITIES 1.0%
  National Grid PLC, senior note, 6.30%, 8/01/16 .........................   United Kingdom      200,000        207,232
                                                                                                           ------------
  TOTAL CORPORATE BONDS (COST $5,494,075) ................................                                    5,608,439
                                                                                                           ------------
  ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES
  (COST $389,110) 1.9%
  FINANCE 1.9%
d Accredited Mortgage Loan Trust, 2005-3, A1, FRN, 5.5625%, 9/25/35 ......   United States       388,867        389,442
                                                                                                           ------------
  MORTGAGE-BACKED SECURITIES 4.4%
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 4.4%
  FNMA 30 Year, 6.00%, 8/01/36 ...........................................   United States       478,182        480,088
  FNMA 30 Year, 6.50%, 4/01/36 ...........................................   United States       422,526        429,697
                                                                                                           ------------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $891,659) .......................                                      909,785
                                                                                                           ------------
  TOTAL LONG TERM INVESTMENTS (COST $17,428,731) .........................                                   18,436,566
                                                                                                           ------------


                                                                                             ------------
                                                                                               SHARES/
                                                                                              CONTRACTS
                                                                                             ------------
  SHORT TERM INVESTMENT (COST $2,387,835) 11.5%
  MONEY MARKET FUND 11.5%
e Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.96% ...   United States     2,387,835      2,387,835
                                                                                                           ------------
  TOTAL INVESTMENTS (COST $19,816,566) 100.1% ............................                                   20,824,401
  OPTIONS WRITTEN (0.2)% .................................................                                      (41,755)
  OTHER ASSETS, LESS LIABILITIES 0.1% ....................................                                       24,787
                                                                                                           ------------
  NET ASSETS 100.0% ......................................................                                 $ 20,807,433
                                                                                                           ============
  OPTIONS WRITTEN 0.2%
  ELECTRONIC TECHNOLOGY 0.0% f
  Cisco Systems Inc., Feb. 30 Calls, 2/17/07 .............................   United States            60            600
                                                                                                           ------------
  ENERGY MINERALS 0.1%
  Chesapeake Energy Corp., Feb. 32.50 Calls, 2/17/07 .....................   United States            75            750
  Peabody Energy Corp., Feb. 40 Calls, 2/17/07 ...........................   United States            60         10,800
                                                                                                           ------------
                                                                                                                 11,550
                                                                                                           ------------
  FINANCE 0.0% f
  Morgan Stanley Dean Witter & Co., 2/17/07 Feb. 85 Calls ................   United States            23          1,380
                                                                                                           ------------
  HEALTH SERVICES 0.1%
  Caremark RX Inc., Mar. 60 Calls, 3/17/07 ...............................   United States            80         20,800
                                                                                                           ------------
  HEALTH TECHNOLOGY 0.0% f
  Genentech Inc., Feb. 90 Calls, 2/17/07 .................................   United States            30          1,200
                                                                                                           ------------
  INDUSTRIAL SERVICES 0.0% f
  Nabors Industries Ltd., Feb. 32.5 Calls, 2/17/07 .......................   United States            50          1,000
                                                                                                           ------------
  PRODUCER MANUFACTURING 0.0% f
  Caterpillar Inc., Feb. 67.5 Calls, 2/17/07 .............................   United States            50            750
                                                                                                           ------------


                                        Quarterly Statements of Investments | 11

Franklin Investors Securities Trust

-------------------------------------------------------------------------------------------------------------------
  FRANKLIN BALANCED FUND                                                       COUNTRY      CONTRACTS      VALUE
-------------------------------------------------------------------------------------------------------------------
  OPTIONS WRITTEN (CONTINUED)
  RETAIL TRADE 0.0% f
  Target Corp., Mar. 62.5 Calls, 3/17/07 .................................   United States         30   $     4,350
                                                                                                        -----------
  TRANSPORTATION 0.0% f
  United Parcel Service Inc., Feb. 80 Calls, 2/17/07 .....................   United States         25           125
                                                                                                        -----------
  TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $32,720) ......................                              $    41,755
                                                                                                        ===========

See Selected Portfolio Abbreviations on page 60.

a     Non-income producing for the twelve months ended January 31, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2007, the aggregate value of these securities was $2,060,567, representing 9.90% of net assets.

c     The principal amount is stated in U.S. dollars unless otherwise indicated.

d     The coupon rate shown represents the rate at period end.

e The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

f     Rounds to less than 0.1% of net assets.


12 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)


----------------------------------------------------------------------------------------------------------
  FRANKLIN CONVERTIBLE SECURITIES FUND                                              SHARES       VALUE
----------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 95.0%
  COMMON STOCKS 2.1%
  COMMERCIAL SERVICES 0.3%
a Interpublic Group of Cos. Inc. ...........................................        240,740   $  3,168,138
                                                                                              ------------
  FINANCE 1.3%
  Hartford Financial Services Group Inc. ...................................         65,055      6,174,370
  The PMI Group Inc. .......................................................        156,060      7,462,789
                                                                                              ------------
                                                                                                13,637,159
                                                                                              ------------
  INDUSTRIAL SERVICES 0.5%
  The Williams Cos. Inc. ...................................................        186,146      5,024,081
                                                                                              ------------
  TOTAL COMMON STOCKS (COST $15,902,995) ...................................                    21,829,378
                                                                                              ------------
  CONVERTIBLE PREFERRED STOCKS 34.2%
  CONSUMER DURABLES 2.1%
  Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd. ........................        450,000     16,591,500
  General Motors Corp., 6.25%, cvt. pfd. ...................................        235,000      5,604,750
                                                                                              ------------
                                                                                                22,196,250
                                                                                              ------------
  CONSUMER NON-DURABLES 1.3%
  Lehman Brothers Holdings Inc. into General Mills, 6.25%, cvt. pfd. .......        500,000     13,812,500
                                                                                              ------------
  ELECTRONIC TECHNOLOGY 1.7%
b Morgan Stanley into Cisco Systems Inc., 2.75%, cvt. pfd., 144A ...........        500,000     12,245,000
  Northrop Grumman Corp., 7.00%, cvt. pfd., B ..............................         40,000      5,440,000
                                                                                              ------------
                                                                                                17,685,000
                                                                                              ------------
  ENERGY MINERALS 1.7%
b Chesapeake Energy Corp., 5.00%, cvt. pfd., 144A ..........................        170,000     17,432,310
                                                                                              ------------
  FINANCE 11.4%
a Affiliated Managers Group Inc., 5.10%, cvt. pfd. .........................        350,000     19,118,750
  Conseco Inc., 5.50%, cvt. pfd. ...........................................        450,000     11,193,750
  E*TRADE Financial Corp., 6.125%, cvt. pfd. ...............................        705,000     21,573,000
  Fannie Mae, 5.375%, cvt. pfd. ............................................            140     14,066,150
  MetLife Inc., 6.375%, cvt. pfd. ..........................................        400,000     12,650,000
  Travelers Property Casualty Corp., 4.50%, cvt. pfd., junior sub. note ....        300,000      7,728,000
  UnumProvident Corp., 8.25%, cvt. pfd. ....................................        400,000     13,400,000
  Washington Mutual Captial Trust I, 5.375%, cvt. pfd. .....................         20,000      1,128,800
b Washington Mutual Capital Trust I, 5.375%, cvt. pfd., 144A ...............         60,000      3,386,400
  XL Capital Ltd., 6.50%, cvt. pfd. ........................................        620,000     14,147,470
                                                                                              ------------
                                                                                               118,392,320
                                                                                              ------------
  HEALTH TECHNOLOGY 1.4%
  Schering-Plough Corp., 6.00%, cvt. pfd. ..................................        250,000     14,725,000
                                                                                              ------------
  INDUSTRIAL SERVICES 3.2%
  Allied Waste Industries Inc., 6.25%, cvt. pfd., D ........................         48,000     16,546,944
  El Paso Corp., 4.99%, cvt. pfd. ..........................................         12,000     16,114,663
                                                                                              ------------
                                                                                                32,661,607
                                                                                              ------------
  PROCESS INDUSTRIES 2.7%
  Celanese Corp., 4.25%, cvt. pfd. .........................................        375,000     13,734,375
  Huntsman Corp., 5.00%, cvt. pfd. .........................................        332,800     14,768,000
                                                                                              ------------
                                                                                                28,502,375
                                                                                              ------------


                                        Quarterly Statements of Investments | 13

Franklin Investors Securities Trust

-------------------------------------------------------------------------------------------------------------
  FRANKLIN CONVERTIBLE SECURITIES FUND                                               SHARES         VALUE
-------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CONVERTIBLE PREFERRED STOCKS (CONTINUED)
  REAL ESTATE INVESTMENT TRUST 1.8%
  Simon Property Group Inc., 6.00%, cvt. pfd. .................................        200,000   $ 18,252,000
                                                                                                 ------------
  RETAIL TRADE 1.7%
  Retail Ventures into DSW Inc., 6.625%, cvt. pfd. ............................        250,000     17,542,200
                                                                                                 ------------
  UTILITIES 5.2%
  CMS Energy Corp., 4.50%, cvt. pfd., B .......................................        100,000      8,825,000
  Entergy Corp., 7.625%, cvt. pfd. ............................................        300,000     17,880,870
  NRG Energy Inc., 4.00%, cvt. pfd. ...........................................          9,500     15,048,000
  PNM Resources Inc., 6.75%, cvt. pfd. ........................................        225,000     11,728,125
                                                                                                 ------------
                                                                                                   53,481,995
                                                                                                 ------------
  TOTAL CONVERTIBLE PREFERRED STOCKS (COST $307,902,119) ......................                   354,683,557
                                                                                                 ------------


                                                                                 ------------
                                                                                   PRINCIPAL
                                                                                     AMOUNT
                                                                                 ------------
  CONVERTIBLE BONDS 58.7%
  COMMERCIAL SERVICES 1.2%
b The Interpublic Group of Cos. Inc., cvt., senior note, 144A, 4.50%, 3/15/23 .   $  3,000,000      3,720,000
b WPP Group PLC, cvt., sub. bond, 144A, 5.00%, 10/15/33 .......................      6,000,000      8,506,620
                                                                                                 ------------
                                                                                                   12,226,620
                                                                                                 ------------
  COMMUNICATIONS 2.3%
b NII Holdings Inc., cvt., 144A, 2.75%, 8/15/25 ...............................     15,000,000     24,112,500
                                                                                                 ------------
  CONSUMER DURABLES 0.4%
b K2 Inc., cvt., 144A, 5.00%, 6/15/10 .........................................      4,000,000      4,290,000
                                                                                                 ------------
  CONSUMER SERVICES 9.3%
  Carnival Corp., cvt., senior deb., 2.00%, 4/15/21 ...........................     18,000,000     24,097,500
  Hilton Hotels Corp., cvt., senior note, 3.375%, 4/15/23 .....................     10,500,000     16,865,625
  Liberty Media Corp. into Viacom, cvt., senior deb., B, 3.25%, 3/15/31 .......     10,000,000      8,629,110
  Six Flags Inc., cvt., 4.50%, 5/15/15 ........................................     10,000,000     11,157,900
  Tyco International Group SA, cvt., senior bond, 3.125%, 1/15/23 (Luxembourg)      11,000,000     16,104,550
  The Walt Disney Co., cvt., senior note, 2.125%, 4/15/23 .....................     16,000,000     19,980,000
                                                                                                 ------------
                                                                                                   96,834,685
                                                                                                 ------------
  DISTRIBUTION SERVICES 1.4%
b WESCO International Inc., cvt., senior deb., 144A, 1.75%, 11/15/26 ..........     15,000,000     14,493,750
                                                                                                 ------------
  ELECTRONIC TECHNOLOGY 7.0%
  Intel Corp., cvt.,
    b junior sub. bond, 144A, 2.95%, 12/15/35 .................................     19,000,000     17,335,049
      sub. deb., 2.95%, 12/15/35 ..............................................      2,000,000      1,824,742
  Juniper Networks Inc., cvt., senior note, zero cpn., 6/15/08 ................     17,000,000     18,062,500
  b L-3 Communications Corp., cvt., 144A, 3.00%, 8/01/35 ......................     15,000,000     15,637,500
  Liberty Media Corp. into Motorola, cvt., senior deb., 3.50%, 1/15/31 ........      8,000,000      6,837,710
  PMC-Sierra Inc.,
      sub. note, cvt., 2.25%, 10/15/25 ........................................      9,500,000      9,808,750
    b cvt., 144A, 2.25%, 10/15/25 .............................................      3,500,000      3,613,750
                                                                                                 ------------
                                                                                                   73,120,001
                                                                                                 ------------


14 | Quarterly Statements of Investments

Franklin Investors Securities Trust

-------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL
  FRANKLIN CONVERTIBLE SECURITIES FUND                                                           AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CONVERTIBLE BONDS (CONTINUED)
  FINANCE 5.1%
  CapitalSource Inc., cvt., senior note,
      3.50%, 7/15/34 ......................................................................   $  8,000,000   $  9,472,176
    b 144A, 3.50%, 7/15/34 ................................................................      8,000,000      9,472,176
b GATX Corp., cvt., senior note, 144A, 5.00%, 8/15/23 .....................................      3,000,000      5,602,500
  Leucadia National Corp., cvt., senior sub. note,
      3.75%, 4/15/14 ......................................................................      3,600,000      4,869,000
    b 144A, 3.75%, 4/15/14 ................................................................      7,500,000     10,143,750
  Providian Financial Corp., cvt., senior note, 4.00%, 5/15/08 ............................      9,000,000     13,612,500
                                                                                                             ------------
                                                                                                               53,172,102
                                                                                                             ------------
  HEALTH SERVICES 4.2%
  Lifepoint Hospitals Inc., cvt., 3.25%, 8/15/25 ..........................................     15,000,000     13,593,750
  Omnicare Inc., cvt., 3.25%, 12/15/35 ....................................................     16,000,000     14,040,000
  PacifiCare Health Systems Inc., cvt., sub. deb., 3.00%, 10/15/32 ........................      2,000,000      7,522,320
  Sierra Health Services Inc., cvt., senior deb., 2.25%, 3/15/23 ..........................      2,000,000      8,810,000
                                                                                                             ------------
                                                                                                               43,966,070
                                                                                                             ------------
  HEALTH TECHNOLOGY 13.4%
  Affymetrix Inc., cvt., senior note, 0.75%, 12/15/33 .....................................     10,000,000     10,237,500
  Alza Corp. into Johnson & Johnson, cvt., sub. deb., zero cpn., 7/28/20 ..................     15,000,000     13,837,500
  American Medical Systems Holdings Ltd., cvt., senior sub. note, 3.25%, 7/1/36 ...........     15,000,000     18,393,750
b Amgen Inc., cvt., senior note, 144A, 0.375%, 2/01/13 ....................................     18,000,000     18,045,000
  Biogen Idec Inc., cvt., sub. note, zero cpn., 2/16/19 ...................................      3,500,000      6,855,625
  Celgene Corp., cvt., senior note, 1.75%, 6/01/08 ........................................      3,000,000     13,323,750
  InterMune Inc., cvt., senior note, 0.25%, 3/01/11 .......................................      4,000,000      6,805,000
  IVAX Corp., cvt., senior sub. note, 4.50%, 5/15/08 ......................................      5,000,000      5,050,000
  Mannkind Corp., cvt., 3.75%, 12/15/13 ...................................................      1,500,000      1,586,250
b Medtronic Inc., cvt., senior note, 144A, 1.50%, 4/15/11 .................................     17,000,000     18,126,250
b MGI Pharma Inc., cvt., senior sub. note, 144A, 1.682% to 3/02/11, zero cpn. thereafter,
     3/02/24 ..............................................................................     10,000,000      6,762,500
b NPS Pharmaceuticals Inc., cvt., senior note, 144A, 3.00%, 6/15/08 .......................      6,000,000      5,452,500
  Protein Design Labs Inc., cvt., sub. note, 2.75%, 8/16/23 ...............................     12,550,000     14,521,605
                                                                                                             ------------
                                                                                                              138,997,230
                                                                                                             ------------
  INDUSTRIAL SERVICES 3.4%
  Helix Energy Solutions Group, cvt., senior note, 3.25%, 12/15/25 ........................     10,000,000     12,812,500
  Schlumberger Ltd., cvt., senior deb., 1.50%, 6/01/23 (Netherland Antilles) ..............     13,000,000     22,993,750
                                                                                                             ------------
                                                                                                               35,806,250
                                                                                                             ------------
  PROCESS INDUSTRIES 1.0%
  Headwaters Inc., cvt., senior sub. note, 2.875%, 6/01/16 ................................     10,000,000     10,337,500
                                                                                                             ------------
  RETAIL TRADE 3.3%
  Best Buy Co. Inc., cvt., sub. deb., 2.25%, 1/15/22 ......................................     17,000,000     19,380,000
  Lowe's Cos. Inc., cvt., senior note, zero cpn., 2/16/21 .................................     13,000,000     14,432,197
                                                                                                             ------------
                                                                                                               33,812,197
                                                                                                             ------------
  TECHNOLOGY SERVICES 2.9%
b BearingPoint Inc., cvt., sub. note, 144A, 2.50%, 12/15/24 ...............................     14,000,000     14,122,500
  Yahoo! Inc., cvt., senior note, zero cpn., 4/01/08 ......................................     11,000,000     15,551,250
                                                                                                             ------------
                                                                                                               29,673,750
                                                                                                             ------------


                                        Quarterly Statements of Investments | 15

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
  FRANKLIN CONVERTIBLE SECURITIES FUND                                                                AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CONVERTIBLE BONDS (CONTINUED)
  TRANSPORTATION 1.6%
  JetBlue Airways Corp., cvt., senior note, 3.75%, 3/15/35 ......................................   $ 15,000,000    $   16,256,250
                                                                                                                    --------------
  UTILITIES 2.2%
  Centerpoint Energy Inc., cvt., senior note, 3.75%, 5/15/23 ....................................     10,000,000        15,300,000
  CMS Energy Corp., cvt., senior note, 2.875%, 12/01/24 .........................................      6,000,000         7,708,200
                                                                                                                    --------------
                                                                                                                        23,008,200
                                                                                                                    --------------
  TOTAL CONVERTIBLE BONDS (COST $536,611,215) ...................................................                      610,107,105
                                                                                                                    --------------
  TOTAL LONG TERM INVESTMENTS (COST $860,416,329) ...............................................                      986,620,040
                                                                                                                    --------------
                                                                                                       ------
                                                                                                       SHARES
                                                                                                       ------
  SHORT TERM INVESTMENTS 6.3%
  MONEY MARKET FUND (COST $52,001,645) 5.0%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.96% ..........................     52,001,645        52,001,645
                                                                                                                    --------------
  TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST $912,417,974) .............................                    1,038,621,685
                                                                                                                    --------------
                                                                                                    ---------
                                                                                                    PRINCIPAL
                                                                                                     AMOUNT
                                                                                                    ---------
  PRINCIPAL AMOUNT
  REPURCHASE AGREEMENT (COST $13,679,138) 1.3%
d Joint Repurchase Agreement, 5.222%, 2/01/07 (Maturity Value $13,681,122) ......................   $ 13,679,138        13,679,138
     ABN AMRO Bank, NV, New York Branch (Maturity Value $1,194,772)
     Banc of America Securities LLC (Maturity Value $1,194,772)
     Barclays Capital Inc. (Maturity Value $1,194,772)
     Bear, Stearns & Co. Inc. (Maturity Value $589,930)
     BNP Paribas Securities Corp. (Maturity Value $1,194,772)
     Deutsche Bank Securities Inc. (Maturity Value $1,194,772)
     Goldman, Sachs & Co. (Maturity Value $1,194,772)
     Greenwich Capital Markets Inc. (Maturity Value $1,194,772)
     Lehman Brothers Inc. (Maturity Value $1,143,472)
     Merrill Lynch Government Securities Inc. (Maturity Value $1,194,772)
     Morgan Stanley & Co. Inc. (Maturity Value $1,194,772)
     UBS Securities LLC (Maturity Value $1,194,772)
         Collateralized by U.S. Government Agency Securities, 2.50% - 7.625%, 3/15/07 - 10/15/11;
        e U.S. Government Agency Discount Notes, 2/28/07 - 4/16/07; eU.S. Treasury Bill, 5/31/07;
           and U.S. Treasury Notes, 2.625% - 5.125%, 7/31/07 - 11/30/11
                                                                                                                    --------------
  TOTAL INVESTMENTS (COST $926,097,112) 101.3% ..................................................                    1,052,300,823
  OTHER ASSETS, LESS LIABILITIES (1.3)% .........................................................                      (13,710,113)
                                                                                                                    --------------
  NET ASSETS 100.0% .............................................................................                   $1,038,590,710
                                                                                                                    ==============

See Selected Portfolio Abbreviations on page 60.

a     Non-income producing for the twelve months ended January 31, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2007, the aggregate value of these securities was $212,500,055, representing 20.46% of net assets.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

d Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2007, all repurchase agreements had been entered into on that date.

e     The security is traded on a discount basis with no stated coupon rate.

16 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------
    FRANKLIN EQUITY INCOME FUND                            COUNTRY        SHARES       VALUE
------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 98.1%
    COMMON STOCKS 94.4%
    COMMERCIAL SERVICES 1.5%
    R. R. Donnelley & Sons Co. ......................   United States      423,900   $15,726,690
                                                                                     -----------
    COMMUNICATIONS 6.1%
    Alltel Corp. ....................................   United States      165,400    10,137,366
    America Movil SAB de CV, L, ADR .................       Mexico         345,200    15,313,072
    AT&T Inc. .......................................   United States      962,210    36,207,963
                                                                                     -----------
                                                                                      61,658,401
                                                                                     -----------
    CONSUMER DURABLES 0.9%
    D.R. Horton Inc. ................................   United States      324,700     9,435,782
                                                                                     -----------
    CONSUMER NON-DURABLES 5.4%
    Anheuser-Busch Cos. Inc. ........................   United States      323,600    16,493,892
    The Coca-Cola Co. ...............................   United States      329,800    15,790,824
    Diageo PLC, ADR .................................   United Kingdom     119,000     9,368,870
    Unilever NV, N.Y. shs. ..........................    Netherlands       488,700    13,043,403
                                                                                     -----------
                                                                                      54,696,989
                                                                                     -----------
    CONSUMER SERVICES 2.5%
    Carnival Corp. ..................................   United States      392,400    20,232,144
    Clear Channel Communications Inc. ...............   United States      154,300     5,604,176
                                                                                     -----------
                                                                                      25,836,320
                                                                                     -----------
    ELECTRONIC TECHNOLOGY 7.9%
    Embraer-Empresa Brasileira de Aeronautica SA, ADR       Brazil         300,400    12,181,220
    Intel Corp. .....................................   United States    1,037,800    21,752,288
    Microchip Technology Inc. .......................   United States      505,900    17,585,084
    Nokia Corp., ADR ................................      Finland         623,500    13,779,350
    Raytheon Co. ....................................   United States      299,100    15,523,290
                                                                                     -----------
                                                                                      80,821,232
                                                                                     -----------
    ENERGY MINERALS 7.7%
    Chevron Corp. ...................................   United States      348,620    25,407,426
    ConocoPhillips ..................................   United States      279,300    18,548,313
    Exxon Mobil Corp. ...............................   United States      358,134    26,537,729
    Sunoco Inc. .....................................   United States      123,500     7,796,555
                                                                                     -----------
                                                                                      78,290,023
                                                                                     -----------
    FINANCE 27.5%
    AFLAC Inc. ......................................   United States      210,500    10,021,905
    American International Group Inc. ...............   United States      114,200     7,816,990
    Bank of America Corp. ...........................   United States      553,706    29,113,861
    Capital One Financial Corp. .....................   United States      171,124    13,758,370
    CapitalSource Inc. ..............................   United States      578,500    16,076,515
    Citigroup Inc. ..................................   United States      533,400    29,406,342
a,b Employers Holdings Inc. .........................   United States       85,700     1,711,429
    Fannie Mae ......................................   United States      293,300    16,580,249
    Freddie Mac .....................................   United States      219,400    14,245,642
    JPMorgan Chase & Co. ............................   United States      525,750    26,776,447
    Marsh & McLennan Cos. Inc. ......................   United States      460,000    13,570,000


                                        Quarterly Statements of Investments | 17

Franklin Investors Securities Trust

--------------------------------------------------------------------------------------------------------------------
  FRANKLIN EQUITY INCOME FUND                                                   COUNTRY       SHARES       VALUE
--------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  FINANCE (CONTINUED)
  Morgan Stanley .........................................................   United States     272,100   $22,527,159
  Old Republic International Corp. .......................................   United States     344,375     7,679,563
a OneBeacon Insurance Group Ltd. .........................................      Bermuda         54,300     1,405,827
  The St. Paul Travelers Cos. Inc. .......................................   United States     304,700    15,493,995
  U.S. Bancorp ...........................................................   United States     520,000    18,512,000
  Wachovia Corp. .........................................................   United States     358,900    20,277,850
  Washington Mutual Inc. .................................................   United States     334,700    14,924,273
                                                                                                         -----------
                                                                                                         279,898,417
                                                                                                         -----------
  HEALTH SERVICES 1.3%
  Caremark Rx Inc. .......................................................   United States     211,700    12,968,742
                                                                                                         -----------
  HEALTH TECHNOLOGY 5.0%
  Bristol-Myers Squibb Co. ...............................................   United States     180,700     5,202,353
  Eli Lilly and Co. ......................................................   United States     124,900     6,759,588
  GlaxoSmithKline PLC, ADR ...............................................   United Kingdom    250,300    13,548,739
  Pfizer Inc. ............................................................   United States     802,700    21,062,848
  Wyeth ..................................................................   United States      80,100     3,957,741
                                                                                                         -----------
                                                                                                          50,531,269
                                                                                                         -----------
  INDUSTRIAL SERVICES 1.2%
  Waste Management Inc. ..................................................   United States     319,600    12,138,408
                                                                                                         -----------
  NON-ENERGY MINERALS 1.5%
  Alcoa Inc. .............................................................   United States     479,000    15,471,700
                                                                                                         -----------
  PROCESS INDUSTRIES 1.5%
  The Dow Chemical Co. ...................................................   United States     379,300    15,756,122
                                                                                                         -----------
  PRODUCER MANUFACTURING 8.1%
  3M Co. .................................................................   United States     213,100    15,833,330
  Autoliv Inc. ...........................................................       Sweden        155,100     9,358,734
  Caterpillar Inc. .......................................................   United States      62,400     3,997,968
  General Electric Co. ...................................................   United States     596,600    21,507,430
  Honeywell International Inc. ...........................................   United States     345,300    15,776,757
  Pitney Bowes Inc. ......................................................   United States     334,500    16,012,515
                                                                                                         -----------
                                                                                                          82,486,734
                                                                                                         -----------
  REAL ESTATE INVESTMENT TRUST 1.0%
  iStar Financial Inc. ...................................................   United States     204,000    10,230,600
                                                                                                         -----------
  RETAIL TRADE 4.7%
  Best Buy Co. Inc. ......................................................   United States     310,500    15,649,200
  The Gap Inc. ...........................................................   United States     534,300    10,242,531
  The Home Depot Inc. ....................................................   United States     315,900    12,869,766
  Wal-Mart Stores Inc. ...................................................   United States     192,600     9,185,094
                                                                                                         -----------
                                                                                                          47,946,591
                                                                                                         -----------
  TECHNOLOGY SERVICES 2.6%
  Microsoft Corp. ........................................................   United States     541,900    16,723,034
  Paychex Inc. ...........................................................   United States     250,100    10,006,501
                                                                                                         -----------
                                                                                                          26,729,535
                                                                                                         -----------


18 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------
  FRANKLIN EQUITY INCOME FUND                                                   COUNTRY        SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  TRANSPORTATION 2.9%
  J.B. Hunt Transport Services Inc. ......................................   United States      579,500   $   14,562,835
  United Parcel Service Inc., B ..........................................   United States      201,600       14,571,648
                                                                                                          --------------
                                                                                                              29,134,483
                                                                                                          --------------
  UTILITIES 5.1%
  Dominion Resources Inc. ................................................   United States      171,500       14,227,640
  Public Service Enterprise Group Inc. ...................................   United States      261,700       17,541,751
  TXU Corp. ..............................................................   United States      370,300       20,025,824
                                                                                                          --------------
                                                                                                              51,795,215
                                                                                                          --------------
  TOTAL COMMON STOCKS (COST $758,375,570) ................................                                   961,553,253
                                                                                                          --------------
  CONVERTIBLE PREFERRED STOCKS 3.7%
  ENERGY MINERALS 1.4%
  Chesapeake Energy Corp., 5.00%, cvt. pfd. ..............................   United States      105,600       13,899,600
                                                                                                          --------------
  FINANCE 1.5%
  E*TRADE Financial Corp., 6.125%, cvt. pfd. .............................   United States      515,000       15,759,000
                                                                                                          --------------
  HEALTH TECHNOLOGY 0.8%
  Schering-Plough Corp., 6.00%, cvt. pfd. ................................   United States      134,100        7,898,490
                                                                                                          --------------
  TOTAL CONVERTIBLE PREFERRED STOCKS (COST $35,625,600) ..................                                    37,557,090
                                                                                                          --------------
  TOTAL LONG TERM INVESTMENTS (COST $794,001,170) ........................                                   999,110,343
                                                                                                          --------------
  SHORT TERM INVESTMENT (COST $14,777,524) 1.5%
  MONEY MARKET FUND 1.5%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.96% ...   United States   14,777,524       14,777,524
                                                                                                          --------------
  TOTAL INVESTMENTS (COST $808,778,694) 99.6% ............................                                 1,013,887,867
  OTHER ASSETS, LESS LIABILITIES 0.4% ....................................                                     4,290,867
                                                                                                          --------------
  NET ASSETS 100.0% ......................................................                                $1,018,178,734
                                                                                                          ==============

See Selected Portfolio Abbreviations on page 60.

a     Non-income producing for the twelve months ended January 31, 2007.

b     Security purchased on a when-issued or delayed delivery basis.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                 See Notes to Statements of Investments.    | 19

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                     COUNTRY        AMOUNT a        VALUE
----------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 92.5%
b SENIOR FLOATING RATE INTERESTS 92.5%
  ADVERTISING/MARKETING SERVICES 1.5%
  Dex Media East LLC, Term Loan B, 6.85% - 6.88%, 5/08/09 ................   United States   $ 4,525,649   $ 4,520,083
  Dex Media West LLC,
      Term Loan B1, 6.82% - 6.88%, 3/09/10 ...............................   United States     1,754,725     1,746,390
      Term Loan B2, 6.82% - 6.87%, 3/09/10 ...............................   United States     9,922,231     9,875,101
  R.H. Donnelley Inc.,
      Term Loan A-4, 6.61% - 6.62%, 12/31/09 .............................   United States       561,290       557,209
      Term Loan D-1, 6.87%, 6/30/11 ......................................   United States     1,732,323     1,732,185
      Term Loan D-2, 6.85% - 6.87%, 6/30/11 ..............................   United States    14,518,396    14,533,495
                                                                                                           -----------
                                                                                                            32,964,463
                                                                                                           -----------
  AEROSPACE & DEFENSE 2.6%
  BE Aerospace Inc., Term Loan B, 7.12% - 7.22%, 8/24/12 .................   United States     4,416,667     4,432,434
  CACI International Inc., Term Loan B, 6.86% - 7.00%, 5/03/11 ...........   United States     5,749,991     5,759,651
  DRS Technologies Inc., Term Loan, 6.86% - 6.87%, 1/31/13 ...............   United States     5,332,634     5,330,021
  Dyncorp International, Term Loan B, 7.625% - 7.688%, 2/11/11 ...........   United States     7,860,000     7,918,400
  GenCorp Inc.,
      L/C, 8.57%, 12/06/10 ...............................................   United States     1,864,078     1,866,893
      Term Loan B, 8.62%, 12/06/10 .......................................   United States     1,717,922     1,720,516
  ILC Industries Inc., Term Loan B, 7.864%, 2/24/12 ......................   United States     2,871,061     2,885,043
  K&F Acquisition Inc., Term Loan C, 7.32%, 11/18/12 .....................   United States     3,003,614     3,019,683
  SI International Inc., Term Loan, 7.35% - 7.46%, 2/09/11 ...............   United States     1,616,632     1,624,295
  Spirit Aerosystems, Inc. (Onex Wind Finance LP), Term Loan B, 7.11%,
    12/31/11 .............................................................   United States     2,358,037     2,369,285
  TransDigm Inc., Term Loan B, 7.366%, 6/23/13 ...........................   United States     9,100,000     9,131,395
  Vought Aircraft Industries Inc.,
      L/C Term Loan, 7.821%, 12/22/10 ....................................   United States     1,000,000     1,003,510
      Term Loan B, 7.88%, 12/22/11 .......................................   United States     8,531,820     8,561,511
                                                                                                           -----------
                                                                                                            55,622,637
                                                                                                           -----------
  AIRLINES 0.1%
  United Air Lines Inc.,
      Delay Draw, 11.00%, 2/01/12 ........................................   United States       356,373       356,936
      Term Loan B, 9.12%, 2/01/12 ........................................   United States     2,494,609     2,498,550
                                                                                                           -----------
                                                                                                             2,855,486
                                                                                                           -----------
  APPAREL/FOOTWEAR 0.7%
  Hanesbrands Inc., Term Loan B, 7.57% - 7.61%, 9/05/13 ..................   United States     5,093,393     5,134,751
  Warnaco Inc., Term Loan, 6.82% - 8.75%, 1/31/13 ........................   United States     3,788,028     3,765,982
  The William Carter Co., Term Loan B, 6.845% - 6.86%, 7/14/12 ...........   United States     7,107,656     7,122,724
                                                                                                           -----------
                                                                                                            16,023,457
                                                                                                           -----------
  APPAREL/FOOTWEAR RETAIL 0.2%
  Easton Bell Sports Inc., Term Loan B, 7.07% - 7.10%, 3/16/12 ...........   United States     3,726,850     3,718,539
                                                                                                           -----------
  AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER 2.8%
  Accuride Corp., Term Loan B, 7.375%, 1/31/12 ...........................   United States     3,042,045     3,054,405
  Cooper Standard Automotive Inc.,
      Term Loan B, 7.875%, 12/23/11 ......................................      Canada         3,811,063     3,813,731
      Term Loan C, 7.875%, 12/23/11 ......................................   United States     8,085,167     8,090,827
      Term Loan D, 7.875%, 12/23/11 ......................................   United States     1,683,000     1,682,815


20 | Quarterly Statements of Investments

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                     COUNTRY        AMOUNT a        VALUE
----------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER (CONTINUED)
  Dayco Products LLC (Mark IV), Term Loan B, 7.86% - 7.87%, 6/21/11 ......   United States   $ 8,917,506   $ 8,942,475
  Key Plastics LLC and Key Safety Inc., First Lien Term Loan,
    8.82% - 8.87%, 6/25/10 ...............................................   United States     4,670,343     4,675,901
  Tenneco Automotive Inc.,
      L/C Term Loan, 7.322%, 12/12/10 ....................................   United States     4,203,691     4,216,555
      Term Loan B, 7.36%, 12/10/10 .......................................   United States     8,057,117     8,081,772
  TRW Automotive Inc.,
      Term Loan B, 6.938%, 6/30/12 .......................................   United States    10,045,000    10,017,276
      Term Loan B2, 6.875%, 6/30/12 ......................................   United States     2,277,000     2,270,715
      Term Loan E, 6.875%, 10/31/10 ......................................   United States     6,357,670     6,366,278
                                                                                                           -----------
                                                                                                            61,212,750
                                                                                                           -----------
  AUTOMOTIVE AFTERMARKET 0.6%
  Affinia Group Inc., Term Loan B, 8.36%, 11/30/11 .......................   United States     9,339,369     9,405,034
  United Components Inc., Term Loan D, 7.63%, 6/29/12 ....................   United States     3,764,320     3,767,256
                                                                                                           -----------
                                                                                                            13,172,290
                                                                                                           -----------
  BEVERAGES: ALCOHOLIC 0.5%
  Constellation Brands Inc., Term Loan B, 6.875%, 6/05/13 ................   United States     7,416,667     7,427,050
  Southern Wine & Spirits of America Inc., Term Loan B, 6.864%,
    5/31/12 ..............................................................   United States     4,226,101     4,229,186
                                                                                                           -----------
                                                                                                            11,656,236
                                                                                                           -----------
  BROADCASTING 2.7%
  Alliance Atlantis Communications Inc., Term Loan C, 6.686%,
    12/16/11 .............................................................   United States     5,993,250     5,968,138
  Cumulus Media Inc., Term Loan B, 7.32% - 7.366%, 6/07/13 ...............   United States     4,671,513     4,694,356
  Entravision Communications Corp., Term Loan B, 6.86%, 3/29/13 ..........   United States    18,124,000    18,016,162
  Gray Television Inc.,
      2006-1 Incremental Facility Loan, 6.85%, 5/22/13 ...................   United States     1,857,491     1,858,178
      Term Loan B, 6.85%, 11/22/12 .......................................   United States     3,994,294     3,999,647
  LBI Media Inc., Term Loan B, 6.82% - 6.875%, 3/31/12 ...................   United States       990,909       976,809
  Mission Broadcasting Inc., Term Loan B, 7.114%, 10/01/12 ...............   United States     6,965,769     6,942,434
  NEP Supershooters LP, First Lien Term Loan, 9.32% - 9.37%, 2/03/11 .....   United States     1,906,236     1,920,667
  Nexstar Broadcasting Inc., Term Loan B, 7.114%, 10/01/12 ...............   United States     6,600,665     6,578,553
  NextMedia Inc.,
      Delay Draw, 7.32%, 11/15/12 ........................................   United States     1,093,846     1,093,436
      Term Loan B, 7.32%, 11/15/12 .......................................   United States     2,461,154     2,459,603
  Spanish Broadcasting System Inc., Term Loan B, 7.12%, 6/11/12 ..........   United States     4,617,750     4,593,137
                                                                                                           -----------
                                                                                                            59,101,120
                                                                                                           -----------
  BUILDING PRODUCTS 1.8%
  Euramax International Inc., Domestic Term Loan, 8.125%, 6/29/12 ........   United States     5,785,421     5,814,926
  Goodman Global Holdings Inc., Term Loan C, 7.125%, 12/15/11 ............   United States     4,512,451     4,497,289
  Headwaters Inc., Term Loan B, 7.32%, 4/30/11 ...........................   United States     4,355,175     4,352,737
  NCI Building Systems Inc., Term Loan B, 6.82% - 6.87%, 6/18/10 .........   United States     4,609,764     4,609,210
  Nortek Inc., Term Loan, 7.35% - 9.25%, 8/27/11 .........................   United States    20,574,958    20,588,949
                                                                                                           -----------
                                                                                                            39,863,111
                                                                                                           -----------


                                        Quarterly Statements of Investments | 21

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                     COUNTRY        AMOUNT a        VALUE
----------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  CABLE/SATELLITE TELEVISION 7.6%
c Century Cable (Adelphia),
      Discretionary Term Loan, 10.25%, 12/31/09 ..........................   United States   $ 3,000,000   $  2,910,000
      Term Loan B, 10.25%, 6/30/09 .......................................   United States     2,000,000      1,940,000
  Charter Communications Operating LLC, Term Loan B, 7.985%,
    4/28/13 ..............................................................   United States    14,191,120     14,295,567
  CSC Holdings Inc. (Cablevision), Incremental Term Loan, 7.11% - 7.121%,
    3/29/13 ..............................................................   United States    28,375,525     28,455,828
  DIRECTV Holdings LLC, Term Loan B, 6.82%, 4/13/13 ......................   United States     9,957,515      9,976,035
  Insight Midwest Holdings, Term Loan B, 7.61%, 4/02/14 ..................   United States    18,400,000     18,508,008
  Intelsat Corp. (Panamsat), Term Loan B2, 7.36%, 1/03/14 ................   United States     7,789,216      7,879,260
  Intelsat Subsidiary Holding Co. Ltd., Term Loan B, 7.36%, 6/30/13 ......   United States    10,820,141     10,857,037
  MCC Iowa,
      Term Loan D-1, 7.12% - 7.27%, 1/31/15 ..............................   United States     8,025,414      8,039,940
      Term Loan D-2 (Delayed Draw), 7.12%, 1/31/15 .......................   United States     2,300,000      2,304,163
  Mediacom Broadband (MCC Iowa), Term Loan A, 6.37%, 3/31/10 .............   United States     3,775,000      3,734,570
  Mediacom LLC, Term Loan C, 7.12% - 7.27%, 1/31/15 ......................   United States     6,625,000      6,636,991
  NTL Dover LLC, Tranche B4, 7.36%, 12/31/12 .............................   United States     8,954,098      9,004,331
c Olympus Cable Holdings (Adelphia), Term Loan B, 10.25%, 9/30/10 ........   United States     2,000,000      1,940,000
c UCA-HHC (Adelphia), Term Loan, 9.50%, 3/31/08 ..........................   United States    21,932,500     21,274,525
  UPC Financing Partnership,
      Term Loan J2, 7.37%, 3/31/13 .......................................    Netherlands      9,220,000      9,263,703
      Term Loan K2, 7.37%, 12/31/13 ......................................    Netherlands      9,220,000      9,263,703
                                                                                                           ------------
                                                                                                            166,283,661
                                                                                                           ------------
  CASINOS/GAMING 2.1%
  Ameristar Casinos Inc., Term Loan B, 6.82%, 11/10/12 ...................   United States     2,405,663      2,409,849
  Boyd Gaming Corp., Term Loan B, 6.864%, 6/30/11 ........................   United States     1,429,215      1,427,485
  CCM Merger Inc. (MotorCity Casino), Term Loan B, 7.35% - 7.37%,
    7/13/12 ..............................................................   United States     5,201,929      5,185,647
  Greektown Casinos LLC, Term Loan B, 7.89%, 12/03/12 ....................   United States     5,615,753      5,646,022
  Herbst Gaming Inc., Term Loan B, 7.245%, 12/02/11 ......................   United States     1,800,000      1,808,100
  Isle of Capri Black Hawk LLC, Term Loan, 7.36% - 7.374%, 10/24/11 ......   United States     3,995,419      3,985,351
  Penn National Gaming Inc.,
      Term Loan A, 6.88% - 6.90%, 10/03/11 ...............................   United States     2,534,884      2,534,732
      Term Loan B, 7.10% - 7.15%, 10/03/12 ...............................   United States     6,401,313      6,435,048
  Venetian Casino Resorts,
      Delay Draw, 7.12%, 6/15/11 .........................................   United States     1,709,402      1,715,880
      Term Loan B, 7.12%, 6/15/11 ........................................   United States     8,290,598      8,322,020
  VML US Finance LLC (Venetian Macau), Term Loan B, 8.12%, 5/26/13 .......   United States     5,433,333      5,519,071
                                                                                                           ------------
                                                                                                             44,989,205
                                                                                                           ------------
  CHEMICALS: AGRICULTURAL 0.1%
  Mosaic Co., Term Loan B, 7.098% - 7.125%, 12/01/13 .....................   United States     1,900,000      1,901,767
                                                                                                           ------------
  CHEMICALS: MAJOR DIVERSIFIED 3.2%
  Basell BV,
      Term Loan B4, 7.595%, 8/01/13 ......................................    Netherlands        183,333        184,813
      Term Loan C4, 8.345%, 8/01/14 ......................................    Netherlands        183,333        184,947


22 | Quarterly Statements of Investments

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                     COUNTRY        AMOUNT a        VALUE
----------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  CHEMICALS: MAJOR DIVERSIFIED (CONTINUED)
  Basell USA Inc.,
      Term Loan B2, 7.595%, 8/01/13 ......................................   United States   $   916,667   $   925,008
      Term Loan C2, 8.345%, 8/01/14 ......................................   United States       916,667       924,733
  BCP Crystal U.S. Holdings Corp. (Celanese), Term Loan B, 7.114%,
    4/06/11 ..............................................................   United States    13,716,177    13,762,812
  Huntsman International LLC, Term Loan B, 7.07%, 8/16/12 ................   United States    16,183,434    16,212,078
  Ineos U.S. Finance LLC,
      Term Loan B2, 7.611%, 12/16/13 .....................................   United States     3,564,000     3,594,650
      Term Loan C2, 8.111%, 12/23/14 .....................................   United States     3,564,000     3,595,114
  Invista Canada Co., Term Loan B2, 6.875%, 4/29/11 ......................      Canada         3,988,352     3,999,280
  Invista SARL, Term Loan B1, 6.875%, 4/29/11 ............................    Luxembourg       7,524,098     7,544,714
  Lyondell Chemical Co., Term Loan, 7.121%, 8/16/13 ......................   United States    18,453,750    18,491,026
                                                                                                           -----------
                                                                                                            69,419,175
                                                                                                           -----------
  CHEMICALS: SPECIALTY 3.2%
  Brenntag Holding GmbH & Co. KG,
      Acquisition Facility, 7.887%, 12/23/13 .............................      Germany          824,727       828,851
      Term Loan B2, 7.887%, 12/23/13 .....................................   United States     3,375,273     3,390,833
  Compass Minerals Group Inc., Term Loan, 6.86% - 6.87%, 12/22/12 ........   United States     5,871,599     5,887,746
  Hexion Specialty Chemicals BV, Term Loan C-2, 7.875%, 5/03/13 ..........    Netherlands      5,013,345     5,034,501
  Hexion Specialty Chemicals Inc., Term Loan C-1, 7.875%, 5/03/13 ........   United States    23,078,675    23,176,067
  ISP Chemco Inc., Term Loan, 7.375%, 2/16/13 ............................   United States     5,061,750     5,071,367
  JohnsonDiversey Inc.,
      Delay Draw, 7.87%, 12/16/10 ........................................   United States       483,233       483,808
      Term Loan B, 7.87%, 12/16/11 .......................................   United States     4,194,858     4,205,890
  Nalco Co., Term Loan B, 7.07% - 7.14%, 11/04/10 ........................   United States    12,210,283    12,270,358
  Rockwood Specialties Group Inc., Term Loan E, 7.36%, 7/30/12 ...........   United States     5,874,580     5,911,355
  Vertellus Specialties Inc., First Lien Term Loan, 8.61% - 8.62%,
    7/10/13 ..............................................................   United States     4,477,500     4,470,381
                                                                                                           -----------
                                                                                                            70,731,157
                                                                                                           -----------
  COAL 0.3%
  Alpha Natural Resources LLC, Term Loan B, 7.114%, 10/26/12 .............   United States     5,643,000     5,642,154
                                                                                                           -----------
  COMMERCIAL PRINTING/FORMS 0.1%
  Cenveo Corp., Term Loan B, 7.36% - 7.365%, 6/21/13 .....................   United States     3,084,500     3,085,672
                                                                                                           -----------
  CONSUMER SUNDRIES 0.7%
  Central Garden & Pet Co., Term Loan B, 6.82%, 9/30/12 ..................   United States     5,388,042     5,402,374
  Chattem Inc., Term Loan B, 7.11% - 9.00%, 1/02/13 ......................   United States     2,200,000     2,205,060
  Nutro Products Inc., Term Loan B, 7.364%, 4/26/13 ......................   United States     4,661,872     4,663,411
  Weight Watchers International Inc., Term Loan B, 6.875%, 1/26/14 .......   United States     3,000,000     3,008,190
                                                                                                           -----------
                                                                                                            15,279,035
                                                                                                           -----------
  CONTAINERS/PACKAGING 1.8%
  Altivity Packaging LLC (Bluegrass Container Co.),
      Delayed Draw First Lien Term Loan, 7.576% - 7.614%, 6/30/13 ........   United States     2,085,279     2,098,708
      First Lien Term Loan, 7.576% - 7.614%, 6/30/13 .....................   United States     6,969,221     7,017,588
  Berry Plastics Holding Corp., Term Loan B, 7.11%, 9/20/13 ..............   United States     1,977,045     1,978,903


                                        Quarterly Statements of Investments | 23

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                     COUNTRY        AMOUNT a        VALUE
----------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  CONTAINERS/PACKAGING (CONTINUED)
  BWAY Corp., Term Loan B, 7.188%, 7/17/13 ...............................   United States   $ 2,408,684   $ 2,411,045
  Graham Packaging Co.,
      First Lien Term Loan, 7.625%, 10/07/11 .............................   United States    16,672,707    16,812,591
      Incremental Term Loan B, 7.688%, 10/07/11 ..........................   United States     1,290,127     1,300,486
  Graphic Packaging International Corp., Term Loan C, 7.82% - 7.87%,
    8/08/10 ..............................................................   United States     2,031,596     2,051,405
  Smurfit-Stone Container Canada Inc.,
      Term Loan C, 7.625%, 11/01/11 ......................................      Canada         1,459,415     1,473,659
      Term Loan C-1, 7.625%, 11/01/11 ....................................      Canada           459,488       467,621
  Smurfit-Stone Container Enterprises,
      L/C Term Loan, 5.222%, 11/01/10 ....................................   United States       608,628       613,454
      Term Loan B, 7.625%, 11/01/11 ......................................   United States     2,393,819     2,417,183
                                                                                                           -----------
                                                                                                            38,642,643
                                                                                                           -----------
  DATA PROCESSING SERVICES 0.2%
  InfoUSA Inc., Term Loan B, 7.12%, 2/14/12 ..............................   United States     4,655,319     4,662,954
                                                                                                           -----------
  DEPARTMENT STORES 0.2%
  Neiman Marcus Group Inc., Term Loan, 7.595% - 7.603%, 4/06/13 ..........   United States     4,039,831     4,064,797
                                                                                                           -----------
  DRUG STORE CHAINS 0.1%
  The Jean Coutu Group (PJC) Inc., Term Loan B, 7.875%, 7/30/11 ..........      Canada         2,942,574     2,945,869
                                                                                                           -----------
  ELECTRIC UTILITIES 2.1%
  Astoria Generating Co. Acquisitions LLC, Term Loan B, 7.35% - 7.37%,
    2/23/13 ..............................................................   United States     2,417,349     2,434,754
e Infrastrux Group Inc., Term Loan, 8.57%, 11/03/12 ......................   United States     1,774,643     1,777,429
  LSP General Finance Co. LLC,
      Delay Draw, 7.114%, 5/04/13 ........................................   United States       194,281       194,542
      Term Loan, 7.114%, 5/04/13 .........................................   United States     4,515,795     4,521,846
  Midwest Generation LLC, Term Loan, 6.83% - 6.86%, 4/27/11 ..............   United States     2,656,902     2,673,082
  NRG Energy Inc.,
      Credit Link, 7.364%, 2/01/13 .......................................   United States     9,626,473     9,719,080
      Term Loan B, 7.364%, 2/01/13 .......................................   United States    21,661,557    21,869,291
  TPF Generation Holdings LLC,
      Synthetic L/C, 7.37%, 12/15/13 .....................................   United States       316,140       317,452
      Synthetic Revolver, 7.37%, 12/15/11 ................................   United States        99,103        99,515
      Term Loan, 7.37%, 12/15/13 .........................................   United States     1,684,757     1,691,749
                                                                                                           -----------
                                                                                                            45,298,740
                                                                                                           -----------
  ELECTRICAL PRODUCTS 0.2%
  EnerSys Capital Inc., Term Loan D, 7.32% - 7.44%, 3/17/11 ..............   United States     4,837,302     4,858,828
                                                                                                           -----------
  ELECTRONIC COMPONENTS 1.3%
  Freescale Semiconductor Inc., Term Loan B, 7.369%, 12/02/13 ............   United States    14,500,000    14,582,795
  Marvell Technology Group Ltd., Term Loan, 7.35%, 11/09/09 ..............      Bermuda       10,566,875    10,583,465
  Sanmina-SCI Corp., Term Loan, 7.875%, 1/31/08 ..........................   United States     4,100,000     4,110,086
                                                                                                           -----------
                                                                                                            29,276,346
                                                                                                           -----------


24 | Quarterly Statements of Investments

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                     COUNTRY        AMOUNT a        VALUE
----------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  ELECTRONICS/APPLIANCES 1.4%
  DEI Sales Inc., Term Loan B, 7.821% - 7.864%, 9/22/13 ..................   United States   $ 5,771,000   $ 5,784,908
  Eastman Kodak Co.,
      Term Loan B1, 7.57%, 10/18/12 ......................................   United States     4,386,897     4,392,293
      Term Loan B2 (Delayed Draw), 7.57%, 10/18/12 .......................   United States     6,889,248     6,897,515
  Jarden Corp.,
      Term Loan B1, 7.364%, 1/24/12 ......................................   United States       742,317       744,136
      Term Loan B2, 7.114%, 1/24/12 ......................................   United States    11,855,099    11,867,547
                                                                                                           -----------
                                                                                                            29,686,399
                                                                                                           -----------
  ENVIRONMENTAL SERVICES 1.9%
  Allied Waste North America Inc.,
      Credit Link, 5.322%, 1/15/12 .......................................   United States     7,103,766     7,156,334
      Term Loan B, 7.12% - 7.21%, 1/15/12 ................................   United States    16,019,225    16,137,768
  Casella Waste Systems Inc., Term Loan B, 7.368% - 7.37%, 4/28/10 .......   United States     2,300,000     2,306,831
  EnviroSolutions Inc., Term Loan B, 8.89%, 7/07/12 ......................   United States     5,661,764     5,714,362
  IESI Corp., Term Loan B, 7.11% - 7.121%, 1/20/12 .......................   United States     3,800,000     3,798,290
  Safety-Kleen Systems Inc.,
      Synthetic L/C, 7.875%, 8/02/13 .....................................   United States       572,881       574,319
      Term Loan B, 7.875%, 8/02/13 .......................................   United States     2,022,051     2,027,126
  Synagro Technologies Inc.,
      Delay Draw, 7.626%, 6/21/12 ........................................   United States       471,429       471,556
      Term Loan B, 7.626%, 6/21/12 .......................................   United States     2,828,571     2,829,335
                                                                                                           -----------
                                                                                                            41,015,921
                                                                                                           -----------
  FINANCE/RENTAL/LEASING 1.6%
  Ashtead Holdings LLC, Term Loan, 7.125%, 8/31/11 .......................   United States     3,800,000     3,790,994
  Avis Budget Car Rental LLC, Term Loan, 6.61%, 4/19/12 ..................   United States     9,263,571     9,202,061
  Baker Tanks Inc., Term Loan, 7.57%, 11/23/12 ...........................   United States     1,419,531     1,423,861
  Hertz Corp.,
      Credit Link, 5.365%, 12/21/12 ......................................   United States     1,535,410     1,538,819
      Term Loan B, 7.32% - 7.37%, 12/21/12 ...............................   United States    12,168,262    12,195,275
  RSC Holdings III, ABL Term Loan, 7.10% - 7.12%, 11/30/12 ...............   United States     8,478,750     8,469,593
                                                                                                           -----------
                                                                                                            36,620,603
                                                                                                           -----------
  FINANCIAL CONGLOMERATES 0.5%
  Nasdaq Stock Market Inc.,
      Incremental Term Loan B, 7.07% - 7.114%, 4/18/12 ...................   United States       997,500       999,066
      Term Loan B, 7.07% - 7.114%, 4/18/12 ...............................   United States     6,572,766     6,583,283
      Term Loan C (Delayed Draw), 7.07% - 7.114%, 4/18/12 ................   United States     3,810,079     3,816,175
                                                                                                           -----------
                                                                                                            11,398,524
                                                                                                           -----------
  FOOD DISTRIBUTORS 0.2%
  OSI Group LLC,
      Dutch Term Loan, 7.364%, 9/02/11 ...................................    Netherlands      1,495,440     1,493,586
      German Term Loan, 7.364%, 9/02/11 ..................................      Germany        1,196,352     1,194,869
      U.S. Term Loan, 7.364%, 9/02/11 ....................................   United States     2,691,793     2,688,455
                                                                                                           -----------
                                                                                                             5,376,910
                                                                                                           -----------


                                        Quarterly Statements of Investments | 25

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                     COUNTRY        AMOUNT a        VALUE
----------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  FOOD: MAJOR DIVERSIFIED 1.2%
  Birds Eye Foods Inc. (Agrilink Foods), Term Loan B, 8.10%, 6/30/08 .....   United States   $ 4,833,481   $ 4,860,646
  Del Monte Foods Co., Term Loan B, 6.82% - 6.86%, 2/08/12 ...............   United States     7,522,374     7,525,383
  Dole Food Co. Inc., Term Loan B, 7.438% - 9.25%, 4/12/13 ...............   United States       861,731       862,886
  Pinnacle Foods Group Inc., Term Loan B, 7.36%, 11/25/10 ................   United States     8,808,260     8,809,758
  Solvest Ltd. (Dole),
      L/C, 5.23%, 4/12/13 ................................................      Bermuda          385,886       386,403
      Term Loan C, 7.438% - 9.25%, 4/12/13 ...............................      Bermuda        2,872,436     2,876,285
                                                                                                           -----------
                                                                                                            25,321,361
                                                                                                           -----------
  FOOD: MEAT/FISH/DAIRY 0.2%
  Bumble Bee Foods LLC, Term Loan B, 7.11% - 7.125%, 5/02/12 .............   United States     2,000,000     1,999,700
  Michael Foods Inc., Term Loan B1, 7.35%, 11/21/10 ......................   United States     2,420,313     2,419,925
                                                                                                           -----------
                                                                                                             4,419,625
                                                                                                           -----------
  FOOD: SPECIALTY/CANDY 0.5%
  CBRL Group (Cracker Barrel), Term Loan B1, 6.85% - 6.87%, 4/27/13 ......   United States     5,226,649     5,233,810
  Herbalife International Inc., Term Loan B, 6.82%, 7/21/13 ..............   United States     3,679,750     3,683,172
f Sturm Foods Inc., Term Loan B, 9.75%, 1/31/14 ..........................   United States     2,500,000     2,517,275
                                                                                                           -----------
                                                                                                            11,434,257
                                                                                                           -----------
  HOME FURNISHINGS 0.6%
  Knoll Inc., Term Loan, 7.114%, 10/03/12 ................................   United States     3,427,550     3,420,764
  National Bedding Co. LLC, Term Loan, 7.35% - 7.37%, 8/31/11 ............   United States     4,586,499     4,612,551
  Simmons Bedding Company, Term Loan D, 7.375% - 7.438%,
    12/19/11 .............................................................   United States     5,107,391     5,143,857
                                                                                                           -----------
                                                                                                            13,177,172
                                                                                                           -----------
  HOME IMPROVEMENT CHAINS 0.2%
  Harbor Freight Tools USA Inc., Term Loan C, 7.123%, 7/31/10 ............   United States     4,469,461     4,447,694
                                                                                                           -----------
  HOMEBUILDING 1.3%
  CONTECH Construction Products Inc., Term Loan B, 7.32% - 7.35%,
    1/31/13 ..............................................................   United States     5,552,909     5,576,897
  Lanoga Corp. (Pro-Build Holdings), Term Loan B, 7.114%, 6/29/13 ........   United States     4,179,026     4,180,364
  Propex Fabrics Inc., Term Loan B, 8.32%, 7/31/12 .......................   United States     1,854,611     1,847,897
  Stile Acquisition Corp. (Masonite), Canadian Term Loan, 7.36% - 7.364%,
    4/05/13 ..............................................................      Canada         8,352,775     8,310,677
  Stile U.S. Acquisition Corp. (Masonite), U.S. Term Loan, 7.36% - 7.364%,
    4/05/13 ..............................................................   United States     8,367,005     8,324,835
                                                                                                           -----------
                                                                                                            28,240,670
                                                                                                           -----------
  HOSPITAL/NURSING MANAGEMENT 3.9%
  HCA Inc., Term Loan B, 8.114%, 11/18/13 ................................   United States    43,200,000    43,506,720
  Iasis Healthcare LLC, Term Loan B, 7.57% - 7.614%, 6/22/11 .............   United States    11,192,691    11,278,203
  LifePoint Hospitals Inc., Term Loan B, 6.945%, 4/15/12 .................   United States    19,065,959    19,042,698
  Vanguard Health Holding Co. II LLC, Term Loan C, 7.614%, 9/23/11 .......   United States    11,276,728    11,389,495
                                                                                                           -----------
                                                                                                            85,217,116
                                                                                                           -----------


26 | Quarterly Statements of Investments

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                     COUNTRY        AMOUNT a        VALUE
----------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  HOUSEHOLD/PERSONAL CARE 0.6%
  Acco Brands Corp., Term Loan B, 7.11% - 7.121%, 8/17/12 ................   United States   $ 3,493,640   $ 3,495,142
  American Safety Razor Co., Term Loan B, 7.86% - 7.88%, 7/31/13 .........   United States       741,275       745,352
  Prestige Brands Inc., Term Loan B, 7.71%, 4/06/11 ......................   United States     2,984,248     2,994,902
  Spectrum Brands Inc., Term Loan B, 8.57% - 8.63%, 2/06/12 ..............   United States     6,033,579     6,063,210
                                                                                                           -----------
                                                                                                            13,298,606
                                                                                                           -----------
  INDUSTRIAL CONGLOMERATES 1.0%
  Amsted Industries Inc., Term Loan B, 7.36% - 7.37%, 4/05/13 ............   United States     2,071,607     2,075,357
  Day International Group Inc., Term Loan B, 7.86%, 12/05/12 .............   United States     1,691,233     1,701,905
  FCI USA,
      Term Loan B1, 7.867%, 11/01/13 .....................................   United States     2,650,000     2,676,659
      Term Loan C1, 8.617%, 10/31/14 .....................................   United States     2,650,000     2,677,268
  GPS CCMP Merger Corp. (Generac), Term Loan B, 7.86%, 11/09/13 ..........   United States     6,200,000     6,227,776
  TriMas Co. LLC,
      Term Loan B, 8.11%, 2/28/12 ........................................   United States     4,770,214     4,791,680
      Tranche B-1 L/C, 8.125%, 8/02/13 ...................................   United States     1,103,578     1,108,091
                                                                                                           -----------
                                                                                                            21,258,736
                                                                                                           -----------
  INDUSTRIAL MACHINERY 2.1%
  CI Acquisition Inc. (Chart Industries), Term Loan B, 7.375% - 7.438%,
    10/17/12 .............................................................   United States     2,603,379     2,605,358
  Colfax Corp., Term Loan B, 7.125%, 12/19/11 ............................   United States     5,421,169     5,424,638
  Dresser Inc., Term Loan B, 8.125%, 10/31/13 ............................   United States     9,665,924     9,763,743
  Flowserve Corp., Term Loan B, 6.875%, 8/10/12 ..........................   United States     5,582,198     5,594,646
  Mueller Group, Term Loan B, 7.36% - 7.618%, 10/03/12 ...................   United States     7,389,403     7,425,242
  RBS Global Inc. (Rexnord Corp.), Term Loan, 7.875%, 7/19/13 ............   United States     5,803,279     5,808,792
  Sensus Metering Systems Inc.,
      Term Loan B1, 7.36% - 7.466%, 12/17/10 .............................   United States     8,675,981     8,657,675
      Term Loan B2, 7.344% - 7.466%, 12/17/10 ............................    Luxembourg       1,152,428     1,149,616
                                                                                                           -----------
                                                                                                            46,429,710
                                                                                                           -----------
  INDUSTRIAL SPECIALTIES 0.7%
  Babcock and Wilcox Co.,
      Delay Draw, 8.32%, 2/22/12 .........................................   United States    13,600,000    13,609,928
      Synthetic L/C, 5.264%, 2/22/12 .....................................   United States     1,800,000     1,807,236
                                                                                                           -----------
                                                                                                            15,417,164
                                                                                                           -----------
  INFORMATION TECHNOLOGY SERVICES 0.2%
  Verifone Inc., Term Loan B, 7.10% - 7.12%, 10/31/13 ....................   United States     3,500,000     3,508,505
                                                                                                           -----------
  INSURANCE BROKERS/SERVICES 0.4%
  Alliant Resources Group Inc.,
      First Lien Term Loan, 6.938%, 11/30/11 .............................   United States     2,673,000     2,677,731
      Term Loan C, 8.375%, 11/30/11 ......................................   United States     1,000,000     1,001,770
  Arrowhead General Insurance Agency Inc., First Lien Term Loan, 8.37%,
    8/08/12 ..............................................................   United States     2,294,250     2,302,188
  HMSC Holdings Corp. (Swett & Crawford), First Lien Term Loan,
    7.845% - 7.86%, 11/11/11 .............................................   United States     2,282,750     2,294,803
                                                                                                           -----------
                                                                                                             8,276,492
                                                                                                           -----------


                                        Quarterly Statements of Investments | 27

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                     COUNTRY        AMOUNT a        VALUE
----------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  INVESTMENT BANKS/BROKERS 1.3%
  Ameritrade Holding Corp., Term Loan B, 6.82%, 12/31/12 .................   United States   $15,613,250   $15,649,473
  BNY ConvergEx Group LLC, First Lien Term Loan, 8.36%, 10/02/13 .........   United States     8,450,000     8,478,646
  LPL Holdings Inc., Term Loan C, 8.114%, 6/28/13 ........................   United States     3,225,625     3,242,785
                                                                                                           -----------
                                                                                                            27,370,904
                                                                                                           -----------
  LIFE/HEALTH INSURANCE 0.3%
  Conseco Inc., Term Loan, 7.32%, 10/10/13 ...............................   United States     7,581,000     7,611,551
                                                                                                           -----------
  MAJOR TELECOMMUNICATIONS 1.4%
  Alaska Communications Systems Holdings Inc.,
      2005 Incremental Loan, 7.114%, 2/01/12 .............................   United States     1,728,567     1,730,710
      2006 Incremental Loan, 7.114%, 2/01/12 .............................   United States       500,000       499,790
      Term Loan, 7.114%, 2/01/12 .........................................   United States     8,357,133     8,367,496
  Consolidated Communications Inc., Term Loan D, 7.364% - 7.373%,
    10/14/11 .............................................................   United States     6,214,286     6,220,376
  Wind Telecomunicazioni SpA,
      Term Loan B, 8.668%, 9/30/13 .......................................       Italy         5,850,000     5,874,161
      Term Loan C, 8.168%, 9/30/14 .......................................       Italy         5,850,000     5,889,312
d Winstar Communications Inc., DIP, 11.25%, 2/20/49 ......................   United States     1,837,576     2,595,576
                                                                                                           -----------
                                                                                                            31,177,421
                                                                                                           -----------
  MARINE SHIPPING 0.2%
  Horizon Lines LLC, Term Loan C, 7.62%, 7/07/11 .........................   United States     3,763,600     3,773,009
                                                                                                           -----------
  MEDICAL DISTRIBUTORS 0.2%
  VWR International Inc., Term Loan B, 7.61%, 4/07/11 ....................   United States     3,581,907     3,583,805
                                                                                                           -----------
  MEDICAL SPECIALTIES 0.3%
  DJ Orthopedics LLC, Term Loan B, 6.875%, 4/07/13 .......................   United States     4,955,500     4,942,517
  Kyphon Inc., Term Loan B, 7.57%, 1/17/14 ...............................   United States     2,400,000     2,401,176
                                                                                                           -----------
                                                                                                             7,343,693
                                                                                                           -----------
  MEDICAL/NURSING SERVICES 3.2%
  AMR Holdco/EmCare Holdco, Term Loan B, 7.376% - 7.386%,
    2/10/12 ..............................................................   United States     4,367,677     4,381,829
  DaVita Inc., Term Loan B, 7.32% - 7.69%, 10/05/12 ......................   United States    22,559,615    22,741,671
  Fresenius Medical Care Holdings Inc., Term Loan B, 6.739% - 6.745%,
    3/31/13 ..............................................................   United States    26,102,750    25,989,203
  HealthSouth Corp., Term Loan B, 8.61%, 3/10/13 .........................   United States    10,149,000    10,257,473
  US Oncology Inc., Term Loan B, 7.62% - 7.625%, 8/20/11 .................   United States     5,803,230     5,820,465
                                                                                                           -----------
                                                                                                            69,190,641
                                                                                                           -----------
  MISCELLANEOUS COMMERCIAL SERVICES 7.1%
  Acosta Inc., Term Loan B, 8.07%, 7/26/13 ...............................   United States     5,542,150     5,584,049
  Acxiom Corp., Term Loan B, 7.07% - 7.11%, 9/14/12 ......................   United States     6,084,750     6,109,150
  Affiliated Computer Services Inc.,
      Additional Term Loan, 7.35% - 7.369%, 3/20/13 ......................   United States    11,034,525    11,060,015
      Term Loan B, 7.345%, 3/20/13 .......................................   United States     2,772,000     2,778,403
  Alix Partners LLP, Term Loan, 7.86%, 10/12/13 ..........................   United States     5,400,000     5,415,714


28 | Quarterly Statements of Investments

Franklin Investors Securities Trust

-------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                        COUNTRY       AMOUNT a        VALUE
-------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  MISCELLANEOUS COMMERCIAL SERVICES (CONTINUED)
  Alliance Laundry Systems LLC, Term Loan, 7.57% - 7.60%, 1/27/12 ..........   United States   $ 1,622,453   $  1,628,310
  American Reprographics, Term Loan C, 7.07% - 7.12%, 6/18/09 ..............   United States     4,839,747      4,848,168
f Aramark Corp.,
      Synthetic L/C, 9.375%, 1/26/14 .......................................   United States     1,092,968      1,105,657
      Term Loan B, 9.375%, 1/26/14 .........................................   United States    15,507,032     15,687,068
  Audatex North America Inc., Term Loan B, 7.61%, 4/13/13 ..................   United States     2,139,250      2,149,347
f Brickman Group Holdings Inc., Term Loan B, 9.25%, 1/23/14 ................   United States     3,800,000      3,812,236
  Buhrmann U.S. Inc.,
      Term Loan D-1 Anton, 7.111%, 12/23/10 ................................   United States     1,300,000      1,301,950
      Term Loan D-1, 7.111% - 7.12%, 12/23/10 ..............................   United States    10,964,696     10,982,020
  CCC Information Services Group Inc., Term Loan B, 7.87%, 2/10/13 .........   United States     3,469,914      3,487,264
  Coinmach Corp., Term Loan B-1, 7.875%, 12/19/12 ..........................   United States     3,087,491      3,114,322
  Dealer Computer Services Inc. (Reynolds & Reynolds), First Lien Term Loan,
    7.845%, 10/26/12 .......................................................   United States    10,773,000     10,839,254
  Duratek Inc. (EnergySolutions), Term Loan B, 7.63%, 6/07/13 ..............   United States     2,171,584      2,182,203
  Emdeon Business Services LLC, First Lien Term Loan, 7.87%,
    11/16/13 ...............................................................   United States     6,705,298      6,728,498
  EnergySolutions LLC,
      Synthetic L/C, 7.57%, 6/07/13 ........................................   United States       228,832        229,951
      Term Loan B, 7.63%, 6/07/13 ..........................................   United States     4,795,581      4,819,032
  Language Lines Inc., Term Loan B, 8.60%, 6/11/11 .........................   United States     4,355,318      4,398,871
  Nielsen Finance LLC (VNU Inc.), Term Loan B, 8.19%, 8/09/13 ..............   United States    19,950,000     20,099,425
  RGIS Holdings LLC, Term Loan B, 7.564%, 12/31/12 .........................   United States     6,633,497      6,633,166
  TDS Investor Corp. (Travelport),
      Synthetic L/C, 7.864%, 8/23/13 .......................................   United States     1,070,664      1,077,109
      Term Loan B, 7.864%, 8/23/13 .........................................   United States    10,902,013     10,967,643
  Workflow Management Inc., Term Loan B, 9.36%, 11/30/11 ...................   United States     3,812,835      3,810,242
  Worldspan LP, Term Loan B, 8.57% - 8.595%, 12/07/13 ......................   United States     4,900,000      4,924,157
                                                                                                             ------------
                                                                                                              155,773,224
                                                                                                             ------------
  MOVIES/ENTERTAINMENT 2.7%
  24 Hour Fitness Worldwide Inc., Term Loan B, 7.86% - 7.87%,
    6/08/12 ................................................................   United States     3,970,000      3,967,539
  Carmike Cinemas Inc., Delay Draw, 8.60%, 5/19/12 .........................   United States     3,324,379      3,355,894
  Cinemark USA Inc., Term Loan, 7.38%, 10/05/13 ............................   United States     5,985,000      6,018,516
  Cinram International, Term Loan B, 7.118%, 5/05/11 .......................      Canada         6,264,505      6,198,102
  Regal Cinemas Corp., Term Loan, 7.114%, 10/27/13 .........................   United States    25,388,067     25,478,448
  WMG Acquisition Corp. (Warner Music), Term Loan B, 7.36% - 7.409%,
    2/28/11 ................................................................   United States    13,840,194     13,891,956
                                                                                                             ------------
                                                                                                               58,910,455
                                                                                                             ------------
  OIL & GAS PIPELINES 0.1%
  El Paso Corp., Deposit Loan, 7.322%, 7/31/11 .............................   United States     3,113,879      3,130,383
                                                                                                             ------------
  OIL & GAS PRODUCTION 0.6%
  Helix Energy Solutions Group, Term Loan B, 7.32% - 7.36%, 7/01/13 ........   United States    10,646,180     10,644,476
  W&T Offshore Inc., Term Loan B, 7.62%, 5/26/10 ...........................   United States     2,100,000      2,104,431
                                                                                                             ------------
                                                                                                               12,748,907
                                                                                                             ------------


                                        Quarterly Statements of Investments | 29

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                      COUNTRY       AMOUNT a        VALUE
----------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  OIL REFINING/MARKETING 1.0%
  Citgo Petroleum Corp., Term Loan B, 6.677%, 11/15/12 ...................   United States   $ 7,350,011   $ 7,354,200
  Coffeyville Resources LLC,
      Synthetic L/C, 8.36%, 12/28/13 .....................................   United States       794,595       798,409
      Term Loan D, 8.36%, 12/28/13 .......................................   United States     4,105,405     4,126,179
  Niska Gas Storage Canada ULC (C/R Gas),
      Asset Sale Term Loan, 7.07% - 7.103%, 5/13/11 ......................      Canada         1,125,250     1,123,855
      Canadian Term Loan, 7.103% 7.171%, 5/12/13 .........................      Canada         6,354,182     6,343,697
  Niska Gas Storage U.S. LLC (C/R Gas),
      Delay Draw, 7.103%, 5/12/13 ........................................   United States       812,509       809,958
      U.S. Term Loan, 7.103% - 7.171%, 5/12/13 ...........................   United States     1,212,655     1,209,453
                                                                                                           -----------
                                                                                                            21,765,751
                                                                                                           -----------
  OTHER CONSUMER SERVICES 1.3%
  Affinion Group, Term Loan B, 7.82% - 7.873%, 10/17/12 ..................   United States    14,924,419    15,081,125
  Education Management LLC, Term Loan B, 7.875%, 6/01/13 .................   United States     5,165,272     5,202,668
  FTD Inc., Term Loan B, 7.32%, 7/28/13 ..................................   United States     4,278,750     4,293,982
  Protection One Inc., Term Loan C, 7.82% - 7.87%, 3/31/12 ...............   United States     1,574,090     1,580,434
  VICAR Operating Inc. (Veterinary Centers), Term Loan B, 6.875%,
    5/16/11 ..............................................................   United States     1,741,226     1,746,589
                                                                                                           -----------
                                                                                                            27,904,798
                                                                                                           -----------
  OTHER CONSUMER SPECIALTIES 1.1%
  Tupperware Corp., Term Loan B, 6.86%, 12/05/12 .........................   United States    16,148,308    16,070,312
  Visant Holding Corp. (Jostens IH Corp.), Term Loan C, 7.372%,
    12/21/11 .............................................................   United States     5,951,194     5,973,332
  Waterpik Technologies Inc., First Lien Term Loan, 7.62%, 6/28/13 .......   United States     1,624,164     1,619,973
                                                                                                           -----------
                                                                                                            23,663,617
                                                                                                           -----------
  OTHER METALS/MINERALS 0.3%
  Thompson Creek Metals Co., First Lien Term Loan, 10.13%,
    10/26/2012 ...........................................................   United States     7,500,000     7,608,000
                                                                                                           -----------
  OTHER PHARMACEUTICALS 0.1%
  Stiefel Laboratories Inc., First Lien Term Loan, 7.61%, 12/28/13 .......   United States     2,379,775     2,390,913
                                                                                                           -----------
  OTHER TRANSPORTATION 0.2%
  Laidlaw International Inc., Term Loan B, 7.11%, 7/31/13 ................   United States     3,065,438     3,081,500
  Laidlaw Transit Inc., Term Loan B, 7.11%, 7/31/13 ......................      Canada         1,021,813     1,027,167
                                                                                                           -----------
                                                                                                             4,108,667
                                                                                                           -----------
  PACKAGED SOFTWARE 1.5%
  Infor Global Solutions,
      Delayed Draw First Lien Term Loan, 9.12%, 7/28/12 ..................   United States     1,800,000     1,809,180
      First Lien Term Loan, 9.12%, 7/28/12 ...............................   United States     3,450,000     3,469,079
  Intergraph Corp., First Lien Term Loan, 7.87%, 5/29/14 .................   United States     3,000,000     3,017,730
  Nuance Communications Inc., Term Loan, 7.07%, 3/31/13 ..................   United States     1,085,000     1,086,432
  SunGard Data Systems Inc., Term Loan, 7.875%, 2/11/13 ..................   United States    23,647,880    23,894,764
                                                                                                           -----------
                                                                                                            33,277,185
                                                                                                           -----------


30 | Quarterly Statements of Investments

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                      COUNTRY       AMOUNT a        VALUE
----------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  PERSONNEL SERVICES 0.4%
  Allied Security Holdings LLC, Term Loan D, 8.37%, 6/30/10 ..............   United States   $ 1,973,232   $ 1,979,349
  U.S. Investigations Services Inc.,
      Term Loan B, 7.87%, 10/14/12 .......................................   United States     4,232,758     4,243,510
      Term Loan C, 7.87%, 10/14/12 .......................................   United States     2,175,956     2,181,483
                                                                                                           -----------
                                                                                                             8,404,342
                                                                                                           -----------
  PROPERTY-CASUALTY INSURANCE 0.2%
f Affirmative Insurance Holdings Inc., Term Loan, 10.75%, 1/31/14 ........   United States     3,800,000     3,815,010
                                                                                                           -----------
  PUBLISHING: BOOKS/MAGAZINES 1.4%
  IDEARC Inc. (Verizon Corp.), Term Loan B, 7.33%, 11/17/14 ..............   United States    28,000,000    28,226,520
  Wenner Media LLC, Term Loan B, 7.114%, 10/02/13 ........................   United States     2,793,000     2,797,022
                                                                                                           -----------
                                                                                                            31,023,542
                                                                                                           -----------
  PUBLISHING: NEWSPAPERS 0.3%
  MediaNews Group Inc.,
      Term Loan B, 6.57%, 12/30/10 .......................................   United States     1,808,460     1,786,342
      Term Loan C, 7.07%, 8/02/13 ........................................   United States     4,179,000     4,168,009
                                                                                                           -----------
                                                                                                             5,954,351
                                                                                                           -----------
  PULP & PAPER 1.7%
  Boise Cascade LLC, Term Loan D, 7.094% - 7.125%, 10/28/11 ..............   United States     1,977,032     1,989,903
  Georgia-Pacific Corp.,
      Additional Term Loan, 7.114%, 12/20/12 .............................   United States     4,583,333     4,617,892
      Term Loan B, 7.345% - 7.364%, 12/20/12 .............................   United States    19,047,151    19,189,624
  NewPage Corp., Term Loan, 7.625%, 5/02/11 ..............................   United States     5,576,465     5,624,478
  Verso Paper Holdings LLC, Term Loan B, 7.125%, 8/01/13 .................   United States     5,549,662     5,549,662
                                                                                                           -----------
                                                                                                            36,971,559
                                                                                                           -----------
  RAILROADS 0.4%
  Helm Financial Corp., Term Loan B, 7.87% - 7.875%, 7/08/11 .............   United States     3,092,524     3,097,905
  Kansas City Southern Railway Co., Term Loan B, 7.07% - 7.11%,
    4/26/13 ..............................................................   United States     2,860,394     2,858,535
  RailAmerica Transportation Corp.,
      Canadian Term Loan, 7.375%, 9/29/11 ................................      Canada           205,978       206,505
      U.S. Term Loan, 7.375%, 9/29/11 ....................................   United States     1,735,967     1,740,411
                                                                                                           -----------
                                                                                                             7,903,356
                                                                                                           -----------
  REAL ESTATE DEVELOPMENT 0.2%
  Standard Pacific Corp., Term Loan B, 6.873%, 5/05/13 ...................   United States     3,500,000     3,450,895
  SunCal Master I LLC, Term Loan B, 8.61%, 1/19/10 .......................   United States     1,178,291     1,170,456
                                                                                                           -----------
                                                                                                             4,621,351
                                                                                                           -----------
  REAL ESTATE INVESTMENT TRUSTS 1.7%
  Capital Automotive REIT, Term Loan B, 7.08%, 12/15/10 ..................   United States     6,806,876     6,878,689
  CB Richard Ellis Services Inc., Term Loan B, 6.845% - 6.85%,
    12/20/13 .............................................................   United States     9,600,000     9,624,960
  General Growth Properties Inc., Term Loan A-1, 6.57%, 2/24/10 ..........   United States     7,950,000     7,899,676


                                        Quarterly Statements of Investments | 31

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                      COUNTRY       AMOUNT a        VALUE
----------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
  Lion Gables Realty LP, Term Loan B, 7.07%, 3/30/07 .....................   United States   $   201,316   $   201,352
  Macerich Co., Term Loan B, 6.875%, 4/26/10 .............................   United States     7,200,000     7,182,936
  Newkirk Master LP, Term Loan B, 7.076%, 8/11/08 ........................   United States     5,194,562     5,193,108
                                                                                                           -----------
                                                                                                            36,980,721
                                                                                                           -----------
  RECREATIONAL PRODUCTS 0.4%
  Fender Musical Instruments, Term Loan B, 8.08%, 3/30/12 ................   United States     1,437,122     1,441,749
  Mega Bloks Inc., Term Loan B, 7.125% - 7.188%, 7/26/12 .................      Canada         4,137,000     4,138,490
  PlayPower Inc., Term Loan B, 8.11% - 8.12%, 6/30/12 ....................   United States     1,300,000     1,306,552
  Samsonite Corp., Term Loan B, 7.62%, 12/21/13 ..........................   United States     2,100,000     2,114,322
                                                                                                           -----------
                                                                                                             9,001,113
                                                                                                           -----------
  RESTAURANTS 0.5%
  Arby's Restaurant Holdings LLC, Term Loan B, 7.57% - 7.614%,
    7/25/12 ..............................................................   United States     7,086,524     7,086,383
  Dominos Inc., Term Loan B, 6.875%, 6/25/10 .............................   United States     2,739,139     2,732,346
                                                                                                           -----------
                                                                                                             9,818,729
                                                                                                           -----------
  SEMICONDUCTORS 1.0%
  Advanced Micro Devices Inc., Term Loan B, 7.62%, 12/31/13 ..............   United States     9,928,732    10,007,170
  Fairchild Semiconductor Corp., Term Loan, 6.864%, 6/26/13 ..............   United States     6,006,251     6,005,770
  Spansion LLC, Term Loan, 8.375%, 11/03/12 ..............................   United States     4,900,000     4,912,201
                                                                                                           -----------
                                                                                                            20,925,141
                                                                                                           -----------
  SPECIALTY STORES 0.9%
  Michaels Stores Inc., Term Loan B, 8.125%, 10/31/13 ....................   United States     9,571,844     9,658,756
  Pantry Inc., Term Loan, 7.07%, 1/02/12 .................................   United States     3,414,242     3,422,368
  Sally Holdings LLC, Term Loan B, 7.87%, 11/16/13 .......................   United States     5,685,750     5,678,813
                                                                                                           -----------
                                                                                                            18,759,937
                                                                                                           -----------
  SPECIALTY TELECOMMUNICATIONS 2.9%
e Fairpoint Communications Inc., Revolver, 7.375% - 9.25%, 2/08/11 .......   United States     1,095,500     1,086,867
f Iowa Telecommunications Services Inc., Term Loan B, 7.08% - 7.12%,
    11/23/11 .............................................................   United States    14,750,000    14,771,535
  Madison River Communications Corp., Term Loan B-1, 7.61%, 7/29/12 ......   United States     6,339,048     6,353,057
  NTELOS Inc., Term Loan B-1, 7.60%, 8/24/11 .............................   United States     8,323,934     8,348,655
  West Corp., Term Loan B, 8.07% - 8.11%, 10/24/13 .......................   United States    10,900,000    10,960,059
  Windstream Corp., Term Loan B, 7.11%, 7/17/13 ..........................   United States    21,100,000    21,283,570
                                                                                                           -----------
                                                                                                            62,803,743
                                                                                                           -----------
  TOBACCO 0.9%
  Commonwealth Brands Inc., Term Loan B, 7.625%, 12/22/12 ................   United States     5,195,781     5,226,748
  Reynolds American Inc., Term Loan B, 7.104% - 7.188%, 5/31/12 ..........   United States    14,228,500    14,310,741
                                                                                                           -----------
                                                                                                            19,537,489
                                                                                                           -----------
  TRUCKS/CONSTRUCTION/FARM MACHINERY 1.2%
  Oshkosh Truck Corp., Term Loan B, 7.35%, 12/06/13 ......................   United States    26,700,000    26,852,724
                                                                                                           -----------


32 | Quarterly Statements of Investments

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL
     FRANKLIN FLOATING RATE DAILY ACCESS FUND                                    COUNTRY       AMOUNT a          VALUE
----------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONTINUED)
   b SENIOR FLOATING RATE INTERESTS (CONTINUED)
     WHOLESALE DISTRIBUTORS 0.2%
     Interline Brands,
         Delayed Draw Term Loan, 7.07%, 6/23/13 ............................   United States  $  2,254,437   $     2,258,788
         Term Loan B, 7.07%, 6/23/13 .......................................   United States     1,559,892         1,562,903
                                                                                                             ---------------
                                                                                                                   3,821,691
                                                                                                             ---------------
     WIRELESS COMMUNICATIONS 0.1%
     American Cellular Corp.,
       e Delayed Draw Term Loan, 7.64%, 8/07/13 ............................   United States       311,719           309,324
         Term Loan B, 7.61%, 8/07/13 .......................................   United States     1,246,875         1,250,691
                                                                                                             ---------------
                                                                                                                   1,560,015
                                                                                                             ---------------
     TOTAL SENIOR FLOATING RATE INTERESTS (COST $2,012,255,946) ............                                   2,017,905,295
                                                                                                             ---------------

                                                                                              -----------
                                                                                                SHARES/
                                                                                                WARRANTS
                                                                                              -----------
     COMMON STOCKS AND WARRANTS 0.0% g
     COMMERCIAL PRINTING/FORMS 0.0% g
 h,i Vertis Holdings Inc., wts., 6/30/11 ...................................   United States        39,812                --
                                                                                                             ---------------
     STEEL 0.0% g
 h,i Copperweld Holding Co., B, Escrow .....................................   United States         1,741           150,405
                                                                                                             ---------------
     TOTAL COMMON STOCKS AND WARRANTS (COST $150,405) ......................                                         150,405
                                                                                                             ---------------
     TOTAL LONG TERM INVESTMENTS (COST $2,012,406,351) .....................                                   2,018,055,700
                                                                                                             ---------------
     SHORT TERM INVESTMENT (COST $164,152,518) 7.5%
     MONEY MARKET FUND 7.5%
   j Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.96% ..   United States   164,152,518       164,152,518
                                                                                                             ---------------
     TOTAL INVESTMENTS (COST $2,176,558,869) 100.0% ........................                                   2,182,208,218
     OTHER ASSETS, LESS LIABILITIES 0.0% g..................................                                        (949,740)
                                                                                                             ---------------
     NET ASSETS 100.0% .....................................................                                 $ 2,181,258,478
                                                                                                             ===============

See Selected Portfolio Abbreviations on page 60.

a     The principal amount is stated in U.S. dollars unless otherwise indicated.

b     The coupon rate shown represents the rate at period end.

c     See  Note  6   regarding   other   considerations   -   credit   committee
      participation.

d     Defaulted security.

e     See Note 5 regarding unfunded loan commitments.

f     Security purchased on a when-issued or delayed delivery basis.

g     Rounds to less than 0.1% of net assets.

h Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2007, the aggregate value of these securities was $150,405, representing 0.01% of net assets.

i     Non-income producing for the twelve months ended January 31, 2007.

j The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                                        Quarterly Statements of Investments |
                                     See Notes to Statement of Investments. | 33

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

----------------------------------------------------------------------------------------------------------
                                                                                PRINCIPAL
  FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND                       AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 96.8%
  MORTGAGE-BACKED SECURITIES 47.4%
a FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 4.8%
  FHLMC, 4.226%, 12/01/34 ..................................................   $  1,162,348   $  1,146,018
  FHLMC, 4.439%, 9/01/33 ...................................................        283,603        279,158
  FHLMC, 4.473%, 8/01/34 ...................................................      6,568,694      6,629,936
  FHLMC, 5.471%, 12/01/33 ..................................................      2,495,917      2,525,853
                                                                                              ------------
                                                                                                10,580,965
                                                                                              ------------
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 1.5%
  FHLMC Gold 15 Year, 5.00%, 10/01/17 ......................................        400,693        392,792
  FHLMC Gold 15 Year, 7.00%, 3/01/07 - 9/01/13 .............................        396,210        406,286
  FHLMC Gold 30 Year, 8.50%, 12/01/22 - 7/01/31 ............................      2,299,209      2,453,364
  FHLMC Gold 30 Year, 9.50%, 3/01/21 .......................................        102,750        106,781
                                                                                              ------------
                                                                                                 3,359,223
                                                                                              ------------
a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 27.2%
  FNMA, 3.256%, 5/01/34 ....................................................      4,047,114      4,069,141
  FNMA, 3.474%, 3/01/34 ....................................................        434,095        432,748
  FNMA, 3.501%, 4/01/34 ....................................................      1,176,543      1,146,559
  FNMA, 3.841%, 1/01/35 ....................................................        462,024        460,754
  FNMA, 3.93%, 3/01/33 .....................................................        281,487        274,375
  FNMA, 3.994%, 8/01/34 ....................................................      4,025,284      4,024,103
  FNMA, 4.031%, 12/01/34 ...................................................      3,402,467      3,408,468
  FNMA, 4.142%, 6/01/33 ....................................................        667,213        658,024
  FNMA, 4.18%, 11/01/34 ....................................................      1,203,161      1,206,960
  FNMA, 4.239%, 6/01/34 ....................................................      2,322,407      2,281,057
  FNMA, 4.246%, 4/01/33 ....................................................      3,204,743      3,181,274
  FNMA, 4.25%, 4/01/33 .....................................................        955,203        954,973
  FNMA, 4.254%, 4/01/35 ....................................................        428,761        425,554
  FNMA, 4.288%, 12/01/33 ...................................................        580,060        577,016
  FNMA, 4.324%, 9/01/33 ....................................................      4,982,382      4,808,100
  FNMA, 4.349%, 1/01/33 ....................................................        685,523        683,167
  FNMA, 4.362%, 2/01/35 ....................................................      5,174,862      5,138,809
  FNMA, 4.367%, 2/01/34 ....................................................      3,299,035      3,272,956
  FNMA, 4.485%, 8/01/34 ....................................................      4,889,255      4,833,368
  FNMA, 4.50%, 12/01/32 ....................................................        189,374        191,162
  FNMA, 4.611%, 7/01/34 ....................................................      3,072,243      3,036,343
  FNMA, 4.652%, 1/01/33 ....................................................         64,005         64,772
  FNMA, 4.789%, 3/01/33 ....................................................      3,425,426      3,433,633
  FNMA, 4.807%, 3/01/35 ....................................................      4,625,641      4,632,621
  FNMA, 4.84%, 9/01/32 .....................................................        103,853        104,175
  FNMA, 4.842%, 10/01/33 ...................................................        417,641        418,002
  FNMA, 4.901%, 11/01/32 ...................................................      4,972,205      4,940,857
  FNMA, 5.596%, 8/01/33 - 9/01/34 ..........................................      1,751,057      1,765,056
                                                                                              ------------
                                                                                                60,424,027
                                                                                              ------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 10.4%
  FNMA 15 Year, 4.50%, 12/01/18 - 2/01/19 ..................................        798,933        768,198
  FNMA 15 Year, 5.00%, 2/01/18 - 5/01/18 ...................................      4,233,517      4,151,506
  FNMA 15 Year, 5.50%, 3/01/16 - 11/01/17 ..................................      4,526,001      4,518,927


34 | Quarterly Statements of Investments

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------
                                                                                PRINCIPAL
  FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND                       AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MORTGAGE-BACKED SECURITIES (CONTINUED)
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE (CONTINUED)
  FNMA 15 Year, 5.50%, 2/01/21 .............................................   $  6,505,246   $  6,479,696
  FNMA 15 Year, 6.00%, 4/01/16 - 5/01/17 ...................................      4,125,205      4,178,076
  FNMA 15 Year, 6.50%, 12/01/08 - 10/01/16 .................................      1,158,735      1,180,228
  FNMA 15 Year, 7.00%, 7/01/12 - 7/01/14 ...................................        595,302        612,753
  FNMA 15 Year, 7.50%, 12/01/14 - 1/01/15 ..................................        260,834        269,302
  FNMA 30 Year, 9.00%, 1/01/17 - 12/01/20 ..................................        353,127        371,900
  FNMA 30 Year, 9.50%, 7/01/16 - 6/01/22 ...................................        457,285        495,300
                                                                                              ------------
                                                                                                23,025,886
                                                                                              ------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 3.5%
  GNMA I SF 15 Year, 6.50%, 10/15/13 - 7/15/14 .............................        921,988        944,317
  GNMA I SF 15 Year, 7.50%, 10/15/14 - 12/15/14 ............................        255,530        265,402
  GNMA I SF 30 Year, 5.50%, 4/15/33 - 5/15/33 ..............................      1,150,601      1,140,574
  GNMA I SF 30 Year, 6.00%, 3/15/33 ........................................        286,854        290,024
  GNMA I SF 30 Year, 7.50%, 3/15/07 - 11/15/16 .............................        135,754        137,896
  GNMA I SF 30 Year, 8.00%, 11/15/16 - 1/15/17 .............................        156,988        165,182
  GNMA I SF 30 Year, 8.50%, 7/15/08 - 1/15/17 ..............................        134,665        140,496
  GNMA I SF 30 Year, 9.00%, 6/15/16 - 9/15/17 ..............................        682,492        730,565
  GNMA II SF 30 Year, 5.00%, 9/20/33 .......................................      3,023,299      2,914,169
  GNMA II SF 30 Year, 7.50%, 10/20/29 - 10/20/31 ...........................        815,050        847,703
  GNMA II SF 30 Year, 9.00%, 6/20/16 - 11/20/16 ............................        127,984        136,481
  GNMA II SF 30 Year, 9.50%, 6/20/16 .......................................         76,643         82,423
                                                                                              ------------
                                                                                                 7,795,232
                                                                                              ------------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $105,894,701) .....................                   105,185,333
                                                                                              ------------
  U.S. GOVERNMENT AND AGENCY SECURITIES 49.4%
  FHLB,
     4.625%, 11/21/08 ......................................................     10,000,000      9,918,670
     4.875%, 11/18/11 ......................................................      2,000,000      1,986,468
  FHLMC,
     4.125%, 7/12/10 .......................................................      4,500,000      4,370,076
     5.25%, 7/18/11 ........................................................     12,000,000     12,080,496
  FNMA,
     4.125%, 5/15/10 .......................................................     17,000,000     16,526,074
     4.25%, 5/15/09 ........................................................      7,000,000      6,877,913
     5.125%, 4/15/11 .......................................................      9,000,000      9,018,846
     5.375%, 11/15/11 ......................................................      1,300,000      1,317,510
     7.25%, 1/15/10 ........................................................      3,000,000      3,177,672
  U.S. Treasury Note,
     3.125%, 4/15/09 .......................................................      9,000,000      8,673,399
     3.375%, 11/15/08 ......................................................     10,000,000      9,737,510
     4.00%, 11/15/12 .......................................................      1,500,000      1,440,235
     4.625%, 10/31/11 ......................................................      7,000,000      6,942,306
     4.875%, 8/15/09 .......................................................      4,000,000      4,000,316
   b Index Linked, 0.875%, 4/15/10 .........................................     12,019,584     11,432,223
   b Index Linked, 2.375%, 4/15/11 .........................................      2,335,029      2,329,467
                                                                                              ------------
  TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $110,675,677) ..........                   109,829,181
                                                                                              ------------
  TOTAL LONG TERM INVESTMENTS (COST $216,570,378) ..........................                   215,014,514
                                                                                              ------------


                                        Quarterly Statements of Investments | 35

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------
  FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND                        SHARES         VALUE
----------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $6,930,197) 3.1%
  MONEY MARKET FUND 3.1%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.96% .....      6,930,197   $  6,930,197
                                                                                              ------------
  TOTAL INVESTMENTS (COST $223,500,575) 99.9% ..............................                   221,944,711
  OTHER ASSETS, LESS LIABILITIES 0.1% ......................................                       128,138
                                                                                              ------------
  NET ASSETS 100.0% ........................................................                  $222,072,849
                                                                                              ============

See Selected Portfolio Abbreviations on page 60.

a     The coupon rate shown represents the rate at period end.

b     Principal amount of security is adjusted for inflation.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


36 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------
                                                                      COUNTRY/      PRINCIPAL
    FRANKLIN LOW DURATION TOTAL RETURN FUND                         ORGANIZATION     AMOUNT a      VALUE
------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 92.3%
    CORPORATE BONDS 10.2%
    COMMUNICATIONS 0.8%
  b AT&T Inc., FRN, 5.584%, 11/14/08 ............................   United States      100,000   $   100,349
                                                                                                 -----------
    CONSUMER DURABLES 1.7%
    Ford Motor Credit Co.,
        5.625%, 10/01/08 ........................................   United States       50,000        49,111
        7.875%, 6/15/10 .........................................   United States      150,000       152,314
                                                                                                 -----------
                                                                                                     201,425
                                                                                                 -----------
    CONSUMER SERVICES 0.8%
  b Cox Communications Inc., FRN, 5.91%, 12/14/07 ...............   United States      100,000       100,415
                                                                                                 -----------
    FINANCE 3.9%
  b General Electric Capital Corp., FRN, 5.46%, 10/21/10 ........   United States       18,000        18,047
    GMAC LLC, 7.75%, 1/19/10 ....................................   United States      150,000       155,903
    HSBC Finance Corp., 4.125%, 3/11/08 .........................   United States      100,000        98,663
b,c Landsbanki Islands HF, 144A, FRN, 6.07%, 8/25/09 ............      Iceland         100,000       100,810
  b Wells Fargo & Co., FRN, 5.393%, 3/10/08 .....................   United States      100,000       100,108
                                                                                                 -----------
                                                                                                     473,531
                                                                                                 -----------
    NON-ENERGY MINERALS 0.3%
    Weyerhaeuser Co., 6.125%, 3/15/07 ...........................   United States       39,000        38,998
                                                                                                 -----------
    PROCESS INDUSTRIES 0.6%
    Bunge Ltd. Finance Corp., 4.375%, 12/15/08 ..................   United States       75,000        73,377
                                                                                                 -----------
    UTILITIES 2.1%
    CenterPoint Energy Inc., senior note, B, 5.875%, 6/01/08 ....   United States      100,000       100,268
    PSEG Funding Trust, 5.381%, 11/16/07 ........................   United States       50,000        49,874
    Public Service Electric and Gas Co., 4.00%, 11/01/08 ........   United States      100,000        97,612
                                                                                                 -----------
                                                                                                     247,754
                                                                                                 -----------
    TOTAL CORPORATE BONDS (COST $1,239,590) .....................                                  1,235,849
                                                                                                 -----------
    CONVERTIBLE BOND (COST $20,787) 0.2%
    PROCESS INDUSTRIES 0.2%
    Headwaters Inc., cvt., senior sub. note, 2.875%, 6/01/16 ....   United States       20,000        20,675
                                                                                                 -----------
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
    SECURITIES 5.5%
    FINANCE 3.9%
    Chase Funding Mortgage Loan Asset-Backed Certificates,
        2003-6, 1A3, 3.34%, 5/25/26 .............................   United States       54,707        53,862
      b 2004-2, 2A2, FRN, 5.57%, 2/25/35 ........................   United States      151,826       152,111
  b Countrywide Asset-Backed Certificates,
        2001-BC3, A, FRN, 5.80%, 12/25/31 .......................   United States        4,898         4,902
        2002-3, 1A1, FRN, 5.69%, 5/25/32 ........................   United States        1,795         1,797
    FNMA, G93-33, K, 7.00%, 9/25/23 .............................   United States       20,443        21,269
    New Century Home Equity Loan Trust, 2003-5, AI3, 3.56%,
      11/25/33 ..................................................   United States        4,722         4,707
    Popular ABS Mortgage Pass-Through Trust, 2004-4, AF3, 3.856%,
      9/25/34 ...................................................   United States       91,617        91,019


                                        Quarterly Statements of Investments | 37

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------
                                                                               COUNTRY/       PRINCIPAL
  FRANKLIN LOW DURATION TOTAL RETURN FUND                                    ORGANIZATION      AMOUNT a      VALUE
----------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
  SECURITIES (CONTINUED)
  FINANCE (CONTINUED)
  Residential Funding Mortgage Securities II, 2003-HS3, AI2, 3.15%,
    7/25/18 ..............................................................   United States        29,623   $    29,289
  Structured Asset Securities Corp., 2004-4XS, 1A4, 4.13%,
    2/25/34 ..............................................................   United States        14,513        14,387
c Susquehanna Auto Lease Trust, 2005-1, A3, 144A, 4.43%,
    6/16/08 ..............................................................   United States       100,000        99,442
                                                                                                           -----------
                                                                                                               472,785
                                                                                                           -----------
  REAL ESTATE INVESTMENT TRUST 1.6%
b Ownit Mortgage Loan Asset-Backed Certificate, 2006-6, A2B, FRN,
    5.43%, 9/25/37 .......................................................   United States       193,940       194,060
                                                                                                           -----------
  TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
    SECURITIES (COST $666,886) ...........................................                                     666,845
                                                                                                           -----------
  MORTGAGE-BACKED SECURITIES 23.8%
b FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 2.2%
  FHLMC, 4.226%, 12/01/34 ................................................   United States       131,028       129,187
  FHLMC, 4.315%, 10/01/33 ................................................   United States       138,865       137,646
                                                                                                           -----------
                                                                                                               266,833
                                                                                                           -----------
b FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 20.2%
  FNMA, 3.474%, 3/01/34 ..................................................   United States        78,914        78,669
  FNMA, 3.501%, 4/01/34 ..................................................   United States        57,279        55,819
  FNMA, 3.841%, 1/01/35 ..................................................   United States        44,411        44,289
  FNMA, 3.994%, 8/01/34 ..................................................   United States        62,151        62,133
  FNMA, 4.031%, 12/01/34 .................................................   United States        40,594        40,666
  FNMA, 4.18%, 11/01/34 ..................................................   United States       145,369       145,828
  FNMA, 4.239%, 6/01/34 ..................................................   United States        85,923        84,393
  FNMA, 4.246%, 4/01/33 ..................................................   United States       269,474       267,500
  FNMA, 4.25%, 4/01/33 ...................................................   United States        42,453        42,443
  FNMA, 4.254%, 4/01/35 ..................................................   United States        75,290        74,727
  FNMA, 4.288%, 12/01/33 .................................................   United States       136,548       135,832
  FNMA, 4.349%, 1/01/33 ..................................................   United States        52,921        52,739
  FNMA, 4.362%, 2/01/35 ..................................................   United States       189,034       187,717
  FNMA, 4.367%, 2/01/34 ..................................................   United States        84,832        84,162
  FNMA, 4.436%, 5/01/33 ..................................................   United States        49,540        49,718
  FNMA, 4.485%, 8/01/34 ..................................................   United States       152,450       150,708
  FNMA, 4.50%, 12/01/32 ..................................................   United States        28,034        28,299
  FNMA, 4.611%, 7/01/34 ..................................................   United States        75,898        75,011
  FNMA, 4.789%, 3/01/33 ..................................................   United States       143,117       143,459
  FNMA, 4.807%, 3/01/35 ..................................................   United States       349,718       350,245
  FNMA, 5.302%, 11/01/32 .................................................   United States       128,960       129,208
  FNMA, 5.596%, 8/01/33 ..................................................   United States       174,926       176,320
                                                                                                           -----------
                                                                                                             2,459,885
                                                                                                           -----------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 0.5%
  FNMA 30 Year, 9.00%, 12/01/20 ..........................................   United States        64,806        66,513
                                                                                                           -----------


38 | Quarterly Statements of Investments

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------------
                                                                             COUNTRY/           PRINCIPAL
    FRANKLIN LOW DURATION TOTAL RETURN FUND                                ORGANIZATION          AMOUNT a           VALUE
----------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MORTGAGE-BACKED SECURITIES (CONTINUED)
  b GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE RATE 0.9%
    GNMA, 5.375%, 4/20/26 ..............................................   United States             39,025       $   39,300
    GNMA, 5.75%, 8/20/26 - 9/20/26 .....................................   United States             66,237           66,917
                                                                                                                  ----------
                                                                                                                     106,217
                                                                                                                  ----------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $2,909,521) .................                                           2,899,448
                                                                                                                  ----------
    U.S. GOVERNMENT AND AGENCY SECURITIES 47.8%
    FHLB, 4.625%, 11/21/08 .............................................   United States            250,000          247,967
    FHLMC,
      4.125%, 7/12/10 ..................................................   United States            100,000           97,113
      4.25%, 7/15/09 ...................................................   United States            250,000          245,273
      4.375%, 11/16/07 .................................................   United States            300,000          297,935
      4.875%, 2/17/09 ..................................................   United States            300,000          298,685
      5.125%, 4/18/08 ..................................................   United States            300,000          299,671
      5.25%, 5/21/09 ...................................................   United States            500,000          501,714
    FNMA,
      7.125%, 6/15/10 ..................................................   United States            200,000          212,703
      7.25%, 1/15/10 ...................................................   United States            500,000          529,612
    U.S. Treasury Note,
      3.625%, 1/15/10 ..................................................   United States          1,000,000          967,032
      4.875%, 8/31/08 ..................................................   United States            200,000          199,680
      4.875%, 8/15/09 ..................................................   United States            300,000          300,024
      6.50%, 2/15/10 ...................................................   United States          1,000,000        1,046,211
  d   Index Linked, 0.875%, 4/15/10 ....................................   United States            595,661          566,553
                                                                                                                  ----------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
    (COST $5,812,768) ..................................................                                           5,810,173
                                                                                                                  ----------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 4.8%
    European Investment Bank,
      2.125%, 9/20/07 ..................................................   Supranational e        1,000,000 JPY        8,371
      senior note, FRN, 0.333%, 9/21/11 ................................   Supranational e        4,000,000 JPY       33,156
b,f Government of Argentina, FRN, 5.59%, 8/03/12 .......................     Argentina              30,000            21,450
    Government of Indonesia,
      11.50%, 9/15/19 ..................................................     Indonesia          165,000,000 IDR       19,764
      14.00%, 6/15/09 ..................................................     Indonesia          475,000,000 IDR       58,918
    Government of Malaysia,
      6.45%, 7/01/08 ...................................................      Malaysia              250,000 MYR       74,193
      8.60%, 12/01/07 ..................................................      Malaysia               40,000 MYR       11,895
    Government of Poland,
      5.75%, 6/24/08 ...................................................       Poland               135,000 PLN       45,851
      5.75%, 9/23/22 ...................................................       Poland                50,000 PLN       17,558
    Government of Singapore,
      2.625%, 10/01/07 .................................................     Singapore               20,000 SGD       12,990
      4.00%, 3/01/07 ...................................................     Singapore               20,000 SGD       13,030
    Government of Sweden,
      6.50%, 5/05/08 ...................................................       Sweden               205,000 SEK       30,470
      8.00%, 8/15/07 ...................................................       Sweden               660,000 SEK       97,205
    KfW Bankengruppe,
    b FRN, 0.233%, 8/08/11 .............................................      Germany             1,000,000 JPY        8,293
      senior note, E, 8.25%, 9/20/07 ...................................      Germany               800,000 ISK       11,302


                                        Quarterly Statements of Investments | 39

Franklin Investors Securities Trust

-----------------------------------------------------------------------------------------------------------------------
                                                                        COUNTRY/         PRINCIPAL
  FRANKLIN LOW DURATION TOTAL RETURN FUND                             ORGANIZATION        AMOUNT a           VALUE
-----------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
  Korea Treasury Note, 3.75%, 9/10/07 ............................     South Korea      95,000,000   KRW   $    100,165
  Nota Do Tesouro Nacional, 9.762%, 1/01/10 ......................       Brazil                 50 g BRL         22,262
                                                                                                           ------------
  TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
    (COST $545,065) ..............................................                                              586,873
                                                                                                           ------------
  TOTAL LONG TERM INVESTMENTS (COST $11,194,617) .................                                           11,219,863
                                                                                                           ------------
  SHORT TERM INVESTMENTS 6.4%
  FOREIGN GOVERNMENT SECURITIES 1.7%
h Egypt Treasury Bill, 2/20/07 - 9/18/07 .........................        Egypt            200,000   EGP         33,573
  Government of Malaysia, 3.135%, 12/17/07 .......................      Malaysia            90,000   MYR         25,622
  Government of Poland, 8.50%, 5/12/07 ...........................       Poland             65,000   PLN         21,948
h Norwegian Treasury Bill, 3/21/07 - 12/19/07 ....................       Norway            390,000   NOK         61,159
h Thailand Treasury Bill, 4/19/07 - 5/03/07 ......................      Thailand         2,275,000   THB         62,831
                                                                                                           ------------
  TOTAL FOREIGN GOVERNMENT SECURITIES (COST $199,976) ............                                              205,133
                                                                                                           ------------
  U.S. GOVERNMENT AND AGENCY SECURITIES (COST $49,850) 0.4%
h U.S. Treasury Bill, 2/22/07 ....................................    United States         50,000               49,858
                                                                                                           ------------
  TOTAL INVESTMENT BEFORE MONEY MARKET FUND
    (COST $11,444,443) ...........................................                                           11,474,854
                                                                                                           ------------

                                                                                         ------------
                                                                                             SHARES
                                                                                         ------------
  MONEY MARKET FUND (COST $518,685) 4.3%
i Franklin Institutional Fiduciary Trust Money Market Portfolio,
    4.96% ........................................................    United States            518,685          518,685
                                                                                                           ------------
  TOTAL INVESTMENTS (COST $11,963,128) 98.7% .....................                                           11,993,539
  NET UNREALIZED LOSS ON FORWARD EXCHANGE
    CONTRACTS (0.1)% .............................................                                               (7,186)
  OTHER ASSETS, LESS LIABILITIES 1.4% ............................                                              164,807
                                                                                                           ------------
  NET ASSETS 100.0% ..............................................                                         $ 12,151,160
                                                                                                           ============

See Currency and Selected Portfolio Abbreviations on page 60.

a     The principal amount is stated in U.S. dollars unless otherwise indicated.

b     The coupon rate shown represents the rate at period end.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2007, the aggregate value of these securities was $200,252, representing 1.65% of net assets.

d     Principal amount of security is adjusted for inflation.

e A supranational organization is an entity formed by two or more central governments through international treaties.

f The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

g     Principal amount is stated in 1,000 Real Units.

h     The security is traded on a discount basis with no stated coupon rate.

i The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


40 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------
                                                                 COUNTRY/
    FRANKLIN REAL RETURN FUND                                  ORGANIZATION      SHARES      VALUE
-----------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 94.1%
    COMMON STOCKS 10.7%
    ENERGY MINERALS 2.0%
    Chesapeake Energy Corp. ................................   United States      4,200   $  124,362
    ConocoPhillips .........................................   United States      1,700      112,897
    Devon Energy Corp. .....................................   United States      2,500      175,225
    Exxon Mobil Corp. ......................................   United States      1,500      111,150
  a Newfield Exploration Co. ...............................   United States      4,600      196,926
    Occidental Petroleum Corp. .............................   United States      3,400      157,624
    Peabody Energy Corp. ...................................   United States      2,800      114,324
                                                                                          ----------
                                                                                             992,508
                                                                                          ----------
    INDUSTRIAL SERVICES 1.4%
    ENSCO International Inc. ...............................   United States      2,000      101,740
  a Nabors Industries Ltd. .................................      Bermuda         3,100       93,868
    Noble Corp. ............................................   United States      1,600      119,920
    Schlumberger Ltd. ......................................   United States      3,300      209,517
  a Weatherford International Ltd. .........................      Bermuda         4,450      179,691
                                                                                          ----------
                                                                                             704,736
                                                                                          ----------
    NON-ENERGY MINERALS 1.4%
    Alcoa Inc. .............................................   United States      3,800      122,740
    Barrick Gold Corp. .....................................      Canada          3,600      106,632
    Freeport-McMoRan Copper & Gold Inc., B .................   United States      2,300      132,273
    Phelps Dodge Corp. .....................................   United States      1,900      234,840
    United States Steel Corp. ..............................   United States      1,500      125,235
                                                                                          ----------
                                                                                             721,720
                                                                                          ----------

     PROCESS INDUSTRIES 0.3% ...............................
     The Dow Chemical Co. ..................................   United States      3,400      141,236
                                                                                          ----------

     REAL ESTATE INVESTMENT TRUSTS 5.6% ....................
     AvalonBay Communities Inc. ............................   United States      2,300      341,228
     Boston Properties Inc. ................................   United States      2,700      340,443
     Kimco Realty Corp. ....................................   United States      6,400      317,440
     LaSalle Hotel Properties ..............................   United States      5,400      257,094
     ProLogis ..............................................   United States      5,989      389,285
     Public Storage Inc. ...................................   United States      3,000      326,280
     Regency Centers Corp. .................................   United States      3,300      287,430
     Simon Property Group Inc. .............................   United States      2,600      297,414
     Vornado Realty Trust ..................................   United States      2,400      293,640
                                                                                          ----------
                                                                                           2,850,254
                                                                                          ----------
    TOTAL COMMON STOCKS (COST $3,470,969) ..................                               5,410,454
                                                                                          ----------


                                                                             ----------
                                                                              PRINCIPAL
                                                                               AMOUNT b
                                                                             ----------
    CORPORATE BONDS 1.8%
    COMMERCIAL SERVICES 0.2%
c,d ARAMARK Corp., senior note, B, 144A, FRN, 8.86%, 2/01/15   United States     50,000       51,250
    Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ..   United States     50,000       54,625
                                                                                          ----------
                                                                                             105,875
                                                                                          ----------


                                        Quarterly Statements of Investments | 41

Franklin Investors Securities Trust

---------------------------------------------------------------------------------------------------------------
                                                                            COUNTRY/      PRINCIPAL
  FRANKLIN REAL RETURN FUND                                               ORGANIZATION     AMOUNT b     VALUE
---------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS (CONTINUED)
  COMMUNICATIONS 0.3%
d Intelsat Subsidiary Holding Co. Ltd., senior note, FRN, 10.484%,
    1/15/12 ...........................................................      Bermuda         50,000   $  50,500
  Qwest Communications International Inc., senior note, 7.50%,
    2/15/14 ...........................................................   United States      50,000      51,875
d Rogers Wireless Communications Inc., senior secured note, FRN,
    8.485%, 12/15/10 ..................................................      Canada          50,000      51,125
                                                                                                      ---------
                                                                                                        153,500
                                                                                                      ---------
  CONSUMER DURABLES 0.1%
  Ford Motor Credit Co., senior note, 9.875%, 8/10/11 .................   United States      50,000      53,583
                                                                                                      ---------
  CONSUMER NON-DURABLES 0.1%
  Smithfield Foods Inc., senior note, 8.00%, 10/15/09 .................   United States      50,000      52,250
                                                                                                      ---------
  CONSUMER SERVICES 0.3%
  CSC Holdings Inc., senior note, B, 7.625%, 4/01/11 ..................   United States      50,000      51,750
  Liberty Media Corp., senior note, 5.70%, 5/15/13 ....................   United States      50,000      47,187
  MGM MIRAGE Inc., senior note, 6.625%, 7/15/15 .......................   United States      50,000      48,000
                                                                                                      ---------
                                                                                                        146,937
                                                                                                      ---------
  ELECTRONIC TECHNOLOGY 0.1%
  Solectron Global Finance Ltd., senior sub. note, 8.00%, 3/15/16 .....   United States      50,000      50,250
                                                                                                      ---------
  ENERGY MINERALS 0.1%
  Chesapeake Energy Corp., senior note, 6.25%, 1/15/18 ................   United States      50,000      47,313
                                                                                                      ---------
  HEALTH SERVICES 0.1%
  Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 ............      Germany         50,000      51,000
                                                                                                      ---------
  INDUSTRIAL SERVICES 0.1%
  Allied Waste North America Inc., senior secured note, B, 5.75%,
    2/15/11 ...........................................................   United States      50,000      48,750
                                                                                                      ---------
  NON-ENERGY MINERALS 0.1%
  Novelis Inc., senior note, 7.75%, 2/15/15 ...........................      Canada          50,000      51,500
                                                                                                      ---------
  PROCESS INDUSTRIES 0.1%
  BCP Crystal Holdings Corp., senior sub. note, 9.625%, 6/15/14 .......   United States      40,000      44,400
                                                                                                      ---------
  PRODUCER MANUFACTURING 0.1%
  Case New Holland Inc., senior note, 9.25%, 8/01/11 ..................   United States      50,000      53,250
                                                                                                      ---------
  UTILITIES 0.1%
  TXU Corp., senior note, P, 5.55%, 11/15/14 ..........................   United States      50,000      47,311
                                                                                                      ---------
  TOTAL CORPORATE BONDS (COST $908,335) ...............................                                 905,919
                                                                                                      ---------


42 | Quarterly Statements of Investments

Franklin Investors Securities Trust

--------------------------------------------------------------------------------------------------------------------
                                                                  COUNTRY/            PRINCIPAL
  FRANKLIN REAL RETURN FUND                                     ORGANIZATION           AMOUNT b            VALUE
--------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  U.S. GOVERNMENT SECURITIES 68.9%
  GOVERNMENT BONDS 68.9%
e U.S. Treasury Bond, Index Linked,
      3.50%, 1/15/11 ........................................   United States            578,900         $   603,074
      2.00%, 7/15/14 ........................................   United States          1,069,040           1,039,934
      3.875%, 4/15/29 .......................................   United States            367,734             461,894
e U.S. Treasury Note, Index Linked,
      3.625%, 1/15/08 .......................................   United States          2,120,427           2,141,633
      3.875%, 1/15/09 .......................................   United States          2,703,184           2,777,311
      4.25%, 1/15/10 ........................................   United States            718,626             756,495
      0.875%, 4/15/10 .......................................   United States          7,020,288           6,677,228
      2.375%, 4/15/11 .......................................   United States          6,091,380           6,076,870
      3.00%, 7/15/12 ........................................   United States          2,241,480           2,312,228
      1.875%, 7/15/13 .......................................   United States          6,363,528           6,167,404
      2.00%, 1/15/14 ........................................   United States          3,926,052           3,822,227
      1.625%, 1/15/15 .......................................   United States          1,055,330             995,680
      2.00%, 1/15/16 ........................................   United States          1,015,280             982,878
                                                                                                         -----------
  TOTAL U.S. GOVERNMENT SECURITIES (COST $35,443,548) .......                                             34,814,856
                                                                                                         -----------
  FOREIGN GOVERNMENT AND AGENCY SECURITIES 12.7%
d European Investment Bank, senior note, FRN, 0.333%, 9/21/11   Supranational e      175,000,000 JPY       1,450,588
  Government of Singapore,
      1.75%, 2/01/07 ........................................     Singapore            2,900,000 SGD       1,888,390
      4.00%, 3/01/07 ........................................     Singapore              275,000 SGD         179,157
  Government of Sweden, 8.00%, 8/15/07 ......................       Sweden             8,145,000 SEK       1,199,600
  Korea Treasury Note, 3.75%, 9/10/07 .......................    South Korea         625,000,000 KRW         658,979
f Nota Do Tesouro Nacional, Index Linked, 6.00%,
      11/15/09 ..............................................       Brazil                   700 g BRL       511,155
      5/15/15 ...............................................       Brazil                   800 g BRL       548,650
                                                                                                         -----------
  TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
    (COST $6,137,652) .......................................                                              6,436,519
                                                                                                         -----------
  TOTAL LONG TERM INVESTMENTS (COST $45,960,504) ............                                             47,567,748
                                                                                                         -----------
  SHORT TERM INVESTMENTS 5.5%
  FOREIGN GOVERNMENT AND AGENCY SECURITIES 4.6%
h Canada Treasury Bill, 4/19/07 .............................       Canada               225,000 CAD         189,457
h Egypt Treasury Bill, 2/20/07- 1/08/08 .....................       Egypt                100,000 EGP          16,066
  Government of Canada, 4.50%, 9/01/07 ......................       Canada               740,000 CAD         629,832
h Norwegian Treasury Bill,
      3/21/07 - 12/19/07 ....................................       Norway             2,510,000 NOK         390,941
  Queensland Treasury Corp., Series 07G, 8.00%, 9/14/07 .....     Australia              215,000 AUD         168,741
h Swedish Treasury Bill, 12/19/07 ...........................       Sweden             1,925,000 SEK         268,506
h Thailand Treasury Bill, 12/19/07 ..........................      Thailand           22,920,000 THB         616,181
                                                                                                         -----------
  TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
    (COST $2,264,499) .......................................                                              2,279,724
                                                                                                         -----------
  TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT
    (COST $48,225,003) ......................................                                             49,847,472
                                                                                                         -----------


                                        Quarterly Statements of Investments | 43

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------
                                                                            COUNTRY/      PRINCIPAL
  FRANKLIN REAL RETURN FUND                                               ORGANIZATION     AMOUNT b     VALUE
----------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  REPURCHASE AGREEMENT (COST $466,020) 0.9%
i Joint Repurchase Agreement, 5.222%, 02/01/07
    (Maturity Value $466,088) .........................................   United States    466,020   $   466,020
      ABN AMRO Bank, NV, New York Branch (Maturity Value $40,703)
      Banc of America Securities LLC (Maturity Value $40,703)
      Barclays Capital Inc. (Maturity Value $40,703)
      Bear, Stearns & Co. Inc. (Maturity Value $20,098)
      BNP Paribas Securities Corp. (Maturity Value $40,703)
      Deutsche Bank Securities Inc. (Maturity Value $40,703)
      Greenwich Capital Markets Inc. (Maturity Value $40,703)
      Goldman, Sachs &Co. (Maturity Value $40,703)
      Lehman Brothers Inc. (Maturity Value $38,960)
      Merrill Lynch Government Securities Inc. (Maturity Value $40,703)
      Morgan Stanley & Co. Inc. (Maturity Value $40,703)
      UBS Securities LLC (Maturity Value $40,703)
       Collateralized by U.S. Government Agency Securities,
        2.50% - 7.625%, 3/15/07 - 10/15/11; g U.S. Government Agency
         Discount Notes, 2/28/07 - 4/16/07; g U.S. Treasury Bill, 5/31/07;
         and U.S. Treasury Notes, 2.625% - 5.125%, 7/31/07 - 11/30/11
                                                                                                     -----------
  TOTAL SHORT TERM INVESTMENTS (COST $2,730,519) ......................                                2,745,744
                                                                                                     -----------
  TOTAL INVESTMENTS (COST $48,691,023) 99.6% ..........................                               50,313,492
  OTHER ASSETS, LESS LIABILITIES 0.4% .................................                                  223,233
                                                                                                     -----------
  NET ASSETS 100.0% ...................................................                              $50,536,725
                                                                                                     ===========

See Currency and Selected Portfolio Abbreviations on page 60.

a     Non-income producing for the twelve months ended January 31, 2007.

b     The principal amount is stated in U.S. dollars unless otherwise indicated.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under the guidelines approved by the Trust's Board of Trustees. At January 31,2006, the value of this security was $51,250, representing 0.10% of net assets.

d     The coupon rate shown represents the rate at period end.

e A supranatural organization is an entity formed by two or more central governments through international treaties.

f     Principal amount of security is adjusted for inflation.

g     Principal amount is stated in 1,000 Real Units.

h     The security is traded on a discount basis with no stated coupon rate

i Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2007, all repurchase agreements had been entered into on that date.


44 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

---------------------------------------------------------------------------------------------------------
                                                                    COUNTRY/
  FRANKLIN TOTAL RETURN FUND                                      ORGANIZATION     SHARES        VALUE
---------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 105.1%
  CONVERTIBLE PREFERRED STOCK (COST $668,075) 0.1%
  ENERGY MINERALS 0.1%
  Chesapeake Energy Corp., 6.25%, cvt. pfd. ..................   United States        2,500   $   643,785
                                                                                              -----------


                                                                                -----------
                                                                                 PRINCIPAL
                                                                                  AMOUNT a
                                                                                -----------
  CORPORATE BONDS 26.3%
  COMMERCIAL SERVICES 0.2%
b ARAMARK Corp., senior note, 144A, 8.50%, 2/01/15 ...........   United States      500,000       514,375
  Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ......   United States      100,000       109,250
  JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 .   United States      200,000       210,750
  Lamar Media Corp., senior sub. note, 7.25%, 1/01/13 ........   United States      100,000       101,750
  R.H. Donnelley Corp., senior note, 8.875%, 1/15/16 .........   United States      600,000       631,500
b Rental Service Corp., senior note, 144A, 9.50%, 12/01/14 ...   United States      200,000       210,000
                                                                                              -----------
                                                                                                1,777,625
                                                                                              -----------
  COMMUNICATIONS 2.1%
c AT&T Inc., FRN, 5.584%, 11/14/08 ...........................   United States    1,000,000     1,003,487
  Dobson Cellular Systems Inc., senior secured note, 9.875%,
    11/01/12 .................................................   United States      700,000       765,625
  Embarq Corp., senior note, 7.082%, 6/01/16 .................   United States    2,500,000     2,544,475
  Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08,
    10.375% thereafter, 11/15/12 .............................   United Kingdom     200,000       186,500
  Intelsat Subsidiary Holding Co. Ltd., senior note, 8.25%,
    1/15/13 ..................................................      Bermuda         700,000       728,000
  Millicom International Cellular SA, senior note, 10.00%,
    12/01/13 .................................................     Luxembourg       100,000       110,125
  New Cingular Wireless Services Inc., senior note, 8.125%,
    5/01/12 ..................................................   United States      400,000       448,280
  Qwest Communications International Inc., senior note, 7.50%,
    2/15/14 ..................................................   United States      200,000       207,500
  Telecom Italia Capital, senior note,
     4.95%, 9/30/14 ..........................................       Italy        1,500,000     1,388,775
     7.20%, 7/18/36 ..........................................       Italy        1,500,000     1,524,705
  Verizon New York Inc., senior deb.,
     A, 6.875%, 4/01/12 ......................................   United States    4,700,000     4,891,581
     B, 7.375%, 4/01/32 ......................................   United States    1,000,000     1,037,894
  Verizon Virginia Inc., A, 4.625%, 3/15/13 ..................   United States    1,000,000       942,707
b Wind Acquisition Finance SA, senior note, 144A, 10.75%,
    12/01/15 .................................................       Italy          100,000       115,750
  Windstream Corp., senior note, 8.625%, 8/01/16 .............   United States      100,000       109,625
                                                                                              -----------
                                                                                               16,005,029
                                                                                              -----------
  CONSUMER DURABLES 1.7%
  Beazer Homes USA Inc., senior note, 8.125%, 6/15/16 ........   United States      700,000       731,500
  Ford Motor Credit Co.,
     6.625%, 6/16/08 .........................................   United States      500,000       499,883
     5.625%, 10/01/08 ........................................   United States      500,000       491,114
     7.875%, 6/15/10 .........................................   United States    9,850,000    10,001,916
     senior note, 9.875%, 8/10/11 ............................   United States    1,500,000     1,607,496


                                        Quarterly Statements of Investments | 45

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------
                                                                      COUNTRY/       PRINCIPAL
  FRANKLIN TOTAL RETURN FUND                                        ORGANIZATION      AMOUNT a      VALUE
------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS (CONTINUED)
  CONSUMER DURABLES (CONTINUED)
  Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 .........   United States       100,000   $   102,500
  KB Home, senior note,
     6.25%, 6/15/15 ............................................   United States       100,000        94,455
     7.25%, 6/15/18 ............................................   United States       100,000        98,047
                                                                                                 -----------
                                                                                                  13,626,911
                                                                                                 -----------
  CONSUMER NON-DURABLES 0.5%
b Miller Brewing Co., 144A, 5.50%, 8/15/13 .....................   United States     1,000,000       988,361
  Reynolds American Inc., senior secured note, 7.625%,
    6/01/16 ....................................................   United States       700,000       744,080
b SABMiller PLC, 144A, 6.50%, 7/01/16 ..........................    South Africa     2,200,000     2,306,222
  Smithfield Foods Inc., senior note,
     7.00%, 8/01/11 ............................................   United States       100,000       100,375
     7.75%, 5/15/13 ............................................   United States       100,000       102,250
                                                                                                 -----------
                                                                                                   4,241,288
                                                                                                 -----------
  CONSUMER SERVICES 4.4%
  AMC Entertainment Inc., senior sub. note, 9.875%, 2/01/12 ....   United States       100,000       105,625
b BSKYB Finance UK Ltd., senior note, 144A, 6.50%,
    10/15/35 ...................................................   United Kingdom    1,000,000       987,074
  Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 ....   United States       200,000       202,750
  CCH I LLC, senior secured note, 11.00%, 10/01/15 .............   United States       100,000       103,750
  CCH II LLC, senior note, 10.25%, 9/15/10 .....................   United States       600,000       626,250
  Comcast Corp., senior note, 6.50%, 11/15/35 ..................   United States     1,000,000     1,015,597
b Cox Enterprises Inc., 144A, 4.375%, 5/01/08 ..................   United States       500,000       491,116
  EchoStar DBS Corp., senior note,
     6.375%, 10/01/11 ..........................................   United States       100,000        99,375
     7.125%, 2/01/16 ...........................................   United States       100,000       100,875
  Harrah's Operating Co. Inc., senior note, 6.50%, 6/01/16 .....   United States     3,000,000     2,736,252
  Liberty Media Corp., senior note, 5.70%, 5/15/13 .............   United States       100,000        94,375
  MGM MIRAGE Inc., senior note, 6.625%, 7/15/15 ................   United States       800,000       768,000
  News America Inc., senior deb., 7.25%, 5/18/18 ...............   United States     2,000,000     2,207,030
  Quebecor Media Inc., senior note, 7.75%, 3/15/16 .............       Canada          200,000       204,000
  Radio One Inc., senior sub. note, 6.375%, 2/15/13 ............   United States       200,000       190,500
b Rainbow National Services LLC, senior sub. deb., 144A,
    10.375%, 9/01/14 ...........................................   United States       100,000       113,000
  Royal Caribbean Cruises Ltd.,
     senior deb., 7.25%, 3/15/18 ...............................   United States       200,000       204,734
     senior note, 8.00%, 5/15/10 ...............................   United States     4,110,000     4,366,534
  Starwood Hotels & Resorts Worldwide Inc., senior note, 7.875%,
    5/01/12 ....................................................   United States    14,000,000    14,973,420
  Station Casinos Inc.,
     senior note, 7.75%, 8/15/16 ...............................   United States       600,000       615,000
     senior sub. note, 6.875%, 3/01/16 .........................   United States       100,000        92,000
  Time Warner Inc., 5.875%, 11/15/16 ...........................   United States     1,600,000     1,599,361
  Viacom Inc., senior note, 6.25%, 4/30/16 .....................   United States     2,000,000     1,995,740
                                                                                                 -----------
                                                                                                  33,892,358
                                                                                                 -----------


46 | Quarterly Statements of Investments

Franklin Investors Securities Trust

-----------------------------------------------------------------------------------------------------------
                                                                    COUNTRY/       PRINCIPAL
  FRANKLIN TOTAL RETURN FUND                                      ORGANIZATION      AMOUNT a      VALUE
-----------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS (CONTINUED)
  ELECTRONIC TECHNOLOGY 0.7%
b Bombardier Inc., senior note, 144A, 8.00%, 11/15/14 .........      Canada           400,000   $   415,000
  Cisco Systems Inc., senior note, 5.50%, 2/22/16 .............   United States     2,000,000     1,999,230
b Freescale Semiconductor Inc., senior note, 144A, 8.875%,
    12/15/14 ..................................................   United States     1,000,000     1,000,000
  L-3 Communications Corp., senior sub. note,
     6.125%, 1/15/14 ..........................................   United States       200,000       193,500
     6.375%, 10/15/15 .........................................   United States       500,000       486,875
b NXP BV, 144A, 7.875%, 10/15/14 ..............................    Netherlands        800,000       830,000
  Sanmina-SCI Corp., senior sub. note, 6.75%, 3/01/13 .........   United States       200,000       182,000
  Solectron Global Finance Ltd., senior sub. note, 8.00%,
    3/15/16 ...................................................   United States       200,000       201,000
                                                                                                -----------
                                                                                                  5,307,605
                                                                                                -----------
  ENERGY MINERALS 1.6%
  Chesapeake Energy Corp., senior note,
     7.625%, 7/15/13 ..........................................   United States       100,000       104,375
     6.625%, 1/15/16 ..........................................   United States     1,100,000     1,075,250
     6.25%, 1/15/18 ...........................................   United States       300,000       283,875
b Gaz Capital SA, 144A, 6.212%, 11/22/16 ......................    Luxembourg       5,000,000     4,945,000
  Hess Corp., 7.125%, 3/15/33 .................................   United States       500,000       545,322
b LG-Caltex Oil Corp., 144A, 5.50%, 8/25/14 ...................    South Korea      1,000,000       986,978
  Marathon Oil Corp., 5.375%, 6/01/07 .........................   United States     1,000,000       999,710
  Mariner Energy Inc., senior note, 7.50%, 4/15/13 ............   United States       100,000        97,500
b Petroleum Export Cayman, senior note, 144A, 5.265%,
    6/15/11 ...................................................   United States       889,347       863,189
  Pogo Producing Co., senior sub. note, 6.875%, 10/01/17 ......   United States       200,000       189,500
b Ras Laffan Liquefied Natural Gas Co. Ltd., 144A, 3.437%,
    9/15/09 ...................................................       Qatar           456,000       445,404
  XTO Energy Inc., 6.10%, 4/01/36 .............................   United States     2,000,000     1,932,494
                                                                                                -----------
                                                                                                 12,468,597
                                                                                                -----------
  FINANCE 8.6%
  Bear Stearns Cos. Inc., B, 4.55%, 6/23/10 ...................   United States     1,000,000       977,920
b BNP Paribas, sub. note, 144A, 5.186%, Perpetual .............      France         4,000,000     3,828,276
  Charles Schwab Corp., senior note, 8.05%, 3/01/10 ...........   United States       750,000       812,894
  CIT Group Inc., senior note, 5.50%, 11/30/07 ................   United States     1,000,000     1,001,869
  Citigroup Inc., sub. note, 5.00%, 9/15/14 ...................   United States     1,000,000       970,912
  CNA Financial Corp., senior note, 6.45%, 1/15/08 ............   United States       500,000       503,521
  General Electric Capital Corp.,
   c FRN, 5.46%, 10/21/10 .....................................   United States     1,500,000     1,503,913
     senior note, 5.00%, 1/08/16 ..............................   United States     2,000,000     1,944,210
c Genworth Financial Inc., junior sub. note, FRN, 6.15%,
    11/15/66 ..................................................   United States     1,500,000     1,496,670
b Glitnir Banki HF, 144A, 7.451%, Perpetual ...................      Iceland        1,800,000     1,890,844
  GMAC LLC,
     7.75%, 1/19/10 ...........................................   United States     8,850,000     9,198,265
     6.875%, 9/15/11 ..........................................   United States     5,000,000     5,079,300
     6.875%, 8/28/12 ..........................................   United States     1,500,000     1,526,181

                                        Quarterly Statements of Investments | 47

Franklin Investors Securities Trust

-------------------------------------------------------------------------------------------------------------------
                                                                          COUNTRY/        PRINCIPAL
       FRANKLIN TOTAL RETURN FUND                                       ORGANIZATION       AMOUNT a       VALUE
-------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONTINUED)
       CORPORATE BONDS (CONTINUED)
       FINANCE (CONTINUED)
       The Goldman Sachs Group Inc., 5.125%, 1/15/15 .................   United States      1,000,000   $   969,959
     b Highmark Inc., 144A, 6.80%, 8/15/13 ...........................   United States      1,000,000     1,043,570
       HSBC Finance Corp., 6.375%, 10/15/11 ..........................   United States      2,000,000     2,083,436
 b,c,d ICICI Bank Ltd., sub. note, 144A, FRN, 6.375%, 10/31/22 .......       India          2,000,000     1,990,314
       International Lease Finance Corp., 5.75%, 2/15/07 .............   United States      1,200,000     1,200,110
       J.P. Morgan Chase & Co., sub. note, 4.875%, 3/15/14 ...........   United States      1,500,000     1,445,574
     b Kaupthing Bank, 144A, 7.125%, 5/19/16 .........................      Iceland         2,000,000     2,116,018
     b Landsbanki Islands HF, 144A, 6.10%, 8/25/11 ...................      Iceland         2,450,000     2,489,418
       Lazard Group LLC, 7.125%, 5/15/15 .............................   United States        500,000       522,458
     c MetLife Inc., junior sub. note, FRN, 6.40%, 12/15/66 ..........   United States      3,400,000     3,417,745
       Morgan Stanley, sub. note, 4.75%, 4/01/14 .....................   United States      1,500,000     1,424,820
     b Nationwide Mutual Insurance Co., 144A, 8.25%, 12/01/31 ........   United States      1,200,000     1,456,013
   b,e Peru Enhanced Pass-Through Finance Ltd., senior secured bond,
        A-1, 144A, zero cpn., 5/31/18 ................................        Peru          1,350,000       877,500
       Prudential Financial Inc., 5.70%, 12/14/36 ....................   United States      3,400,000     3,274,781
     b Standard Chartered Bank, 144A, 8.00%, 5/30/31 .................   United Kingdom     1,000,000     1,216,455
       UBS Paine Webber Group Inc., senior note, 6.55%, 4/15/08 ......   United States        150,000       151,223
       USB Capital IX, 6.189%, Perpetual .............................   United States      2,000,000     2,043,302
       Wachovia Capital Trust III, 5.80%, Perpetual ..................   United States      2,000,000     2,015,610
       Washington Mutual Bank, 5.65%, 8/15/14 ........................   United States        900,000       898,618
       Washington Mutual Financial Corp., 6.875%, 5/15/11 ............   United States      2,155,000     2,282,035
     b WEA Finance/WCI Finance, senior note, 144A, 5.70%,
        10/01/16 .....................................................     Australia        3,000,000     3,008,799
                                                                                                        -----------
                                                                                                         66,662,533
                                                                                                        -----------
       HEALTH SERVICES 0.6%
       DaVita Inc., senior sub. note, 7.25%, 3/15/15 .................   United States        700,000       712,250
     b HCA Inc., senior secured note, 144A, 9.125%, 11/15/14 .........   United States        800,000       853,000
       Tenet Healthcare Corp., senior note,
          6.375%, 12/01/11 ...........................................   United States        200,000       186,000
          9.875%, 7/01/14 ............................................   United States        500,000       509,375
       Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
        10/01/14 .....................................................   United States        200,000       205,750
       WellPoint Inc., 5.00%, 1/15/11 ................................   United States      2,000,000     1,974,290
                                                                                                        -----------
                                                                                                          4,440,665
                                                                                                        -----------
       HEALTH TECHNOLOGY 0.1%
       Wyeth, senior note, 6.50%, 2/01/34 ............................   United States      1,000,000     1,082,651
                                                                                                        -----------
       INDUSTRIAL SERVICES 0.2%
       Copano Energy LLC, senior note, 8.125%, 3/01/16 ...............   United States        100,000       103,500
       El Paso Corp., senior note, 7.875%, 6/15/12 ...................   United States        200,000       212,500
       Markwest Energy Partners LP, senior note, 6.875%, 11/01/14 ....   United States        700,000       672,000
       Waste Management Inc., senior note, 6.50%, 11/15/08 ...........   United States        500,000       508,148
                                                                                                        -----------
                                                                                                          1,496,148
                                                                                                        -----------


48 | Quarterly Statements of Investments

Franklin Investors Securities Trust

---------------------------------------------------------------------------------------------------------
                                                                    COUNTRY/       PRINCIPAL
     FRANKLIN TOTAL RETURN FUND                                  ORGANIZATION      AMOUNT a      VALUE
---------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONTINUED)
     CORPORATE BONDS (CONTINUED)
     NON-ENERGY MINERALS 0.2%
     Novelis Inc., senior note, 7.25%, 2/15/15 ................      Canada          700,000   $  721,000
     Weyerhaeuser Co., 6.75%, 3/15/12 .........................   United States    1,000,000    1,051,775
                                                                                               ----------
                                                                                                1,772,775
                                                                                               ----------
     PROCESS INDUSTRIES 1.1%
     BCP Crystal Holdings Corp., senior sub. note, 9.625%,
      6/15/14 .................................................   United States      200,000      222,000
     Bunge Ltd. Finance Corp., senior note,
        5.875%, 5/15/13 .......................................   United States    2,000,000    1,979,306
        5.10%, 7/15/15 ........................................   United States      680,000      631,050
     Crown Americas Inc., senior note, 7.75%, 11/15/15 ........   United States      100,000      104,000
   b Huntsman International LLC, senior note, 144A, 7.875%,
      11/15/14 ................................................   United States      200,000      207,000
     JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 ........      Ireland         100,000      101,250
     Lyondell Chemical Co., senior note, 8.00%, 9/15/14 .......   United States    1,000,000    1,045,000
     Nalco Co., senior sub. note, 8.875%, 11/15/13 ............   United States      700,000      746,375
     Owens-Brockway Glass Container Inc., senior note, 6.75%,
      12/01/14 ................................................   United States      700,000      693,000
     Rhodia SA, senior note, 10.25%, 6/01/10 ..................      France          200,000      229,000
     RPM International Inc., 6.25%, 12/15/13 ..................   United States    1,000,000    1,006,965
   b RPM U.K. G.P., 144A, 6.70%, 11/01/15 .....................   United States    1,000,000    1,018,709
   b Yara International ASA, 144A, 5.25%, 12/15/14 ............      Norway        1,000,000      956,537
                                                                                               ----------
                                                                                                8,940,192
                                                                                               ----------
     PRODUCER MANUFACTURING 0.9%
     Case New Holland Inc., senior note, 9.25%, 8/01/11 .......   United States      200,000      213,000
     Cleveland Electric Illuminating Co., senior note, 5.65%,
      12/15/13 ................................................   United States    1,000,000      997,170
     Commercial Vehicle Group Inc., senior note, 8.00%, 7/01/13   United States      500,000      493,750
     Cooper Industries Ltd., 5.25%, 7/01/07 ...................   United States    1,000,000      997,372
     Hubbell Inc., 6.375%, 5/15/12 ............................   United States    1,000,000    1,045,123
   b Hutchison Whampoa International Ltd., senior note, 144A,
        6.25%, 1/24/14 ........................................     Hong Kong      1,000,000    1,031,595
        7.45%, 11/24/33 .......................................     Hong Kong      1,000,000    1,145,638
     Nortek Inc., senior sub. note, 8.50%, 9/01/14 ............   United States      100,000       99,750
 b,f RBS Global & Rexnord Corp., senior note, 144A, 9.50%,
      8/01/14 .................................................   United States      800,000      832,000
                                                                                               ----------
                                                                                                6,855,398
                                                                                               ----------
     REAL ESTATE DEVELOPMENT 0.5%
     Colonial Realty LP, 5.50%, 10/01/15 ......................   United States    2,000,000    1,946,004
     EOP Operating LP, 4.75%, 3/15/14 .........................   United States    2,000,000    1,975,034
                                                                                               ----------
                                                                                                3,921,038
                                                                                               ----------


                                        Quarterly Statements of Investments | 49

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------
                                                                     COUNTRY/      PRINCIPAL
  FRANKLIN TOTAL RETURN FUND                                      ORGANIZATION     AMOUNT a      VALUE
------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS (CONTINUED)
  REAL ESTATE INVESTMENT TRUSTS 0.3%
b Host Hotels & Resorts LP, senior note, 144A, 6.875%,
    11/01/14 ...................................................   United States      500,000   $    504,375
  Host Marriott LP, senior note, K, 7.125%, 11/01/13 ...........   United States      200,000        204,000
  iStar Financial Inc., senior note, 6.00%, 12/15/10 ...........   United States    1,500,000      1,519,674
                                                                                                ------------
                                                                                                   2,228,049
                                                                                                ------------
  RETAIL TRADE 0.3%
  Kroger Co., senior note, 7.65%, 4/15/07 ......................   United States      500,000        501,985
b Michaels Stores Inc., senior note, 144A, 10.00%, 11/01/14 ....   United States      700,000        750,750
  Office Depot Inc., senior note, 6.25%, 8/15/13 ...............   United States    1,000,000      1,014,621
                                                                                                ------------
                                                                                                   2,267,356
                                                                                                ------------
  TECHNOLOGY SERVICES 0.1%
  SunGard Data Systems Inc.,
     senior note, 9.125%, 8/15/13 ..............................   United States      100,000        105,750
     senior sub. note, 10.25%, 8/15/15 .........................   United States      600,000        648,000
                                                                                                ------------
                                                                                                     753,750
                                                                                                ------------
  TRANSPORTATION 0.3%
  CSX Corp., senior deb., 7.45%, 5/06/07 .......................   United States    1,000,000      1,004,528
  Union Pacific Corp., 3.625%, 6/01/10 .........................   United States    1,500,000      1,410,687
                                                                                                ------------
                                                                                                   2,415,215
                                                                                                ------------
  UTILITIES 1.9%
  CenterPoint Energy Inc., senior note, 6.85%, 6/01/15 .........   United States    1,000,000      1,051,660
  Consumers Energy Co., first mortgage, H, 4.80%, 2/17/09 ......   United States    1,000,000        987,552
  Dominion Resources Inc., senior note, 5.15%, 7/15/15 .........   United States    1,500,000      1,452,180
  DPL Inc., senior note, 6.875%, 9/01/11 .......................   United States      500,000        526,481
  Dynegy Holdings Inc., senior note, 8.375%, 5/01/16 ...........   United States      100,000        106,250
  East Coast Power LLC, senior secured note, 6.737%, 3/31/08 ...   United States       19,015         19,135
  MidAmerican Energy Holdings Co., senior note, 3.50%,
    5/15/08 ....................................................   United States    1,000,000        976,136
  National Grid PLC, senior note, 6.30%, 8/01/16 ...............   United Kingdom   2,000,000      2,072,322
  Northeast Generation Co., senior note, 8.812%, 10/15/26 ......   United States      400,000        404,197
  NRG Energy Inc., senior note,
     7.25%, 2/01/14 ............................................   United States      500,000        502,500
     7.375%, 2/01/16 ...........................................   United States      200,000        200,750
     7.375%, 1/15/17 ...........................................   United States      300,000        300,750
  Pacific Gas and Electric Co., 6.05%, 3/01/34 .................   United States    1,000,000      1,003,927
  PSEG Funding Trust, 5.381%, 11/16/07 .........................   United States    2,000,000      1,994,950
  Texas New Mexico Power Co., senior note, 6.125%, 6/01/08 .....   United States    1,000,000      1,001,863
  TXU Corp., senior note,
     P, 5.55%, 11/15/14 ........................................   United States      500,000        473,105
     R, 6.55%, 11/15/34 ........................................   United States    1,000,000        921,104
  Westar Energy Inc., first mortgage, 6.00%, 7/01/14 ...........   United States      500,000        508,957
                                                                                                ------------
                                                                                                  14,503,819
                                                                                                ------------
  TOTAL CORPORATE BONDS (COST $203,012,725) ....................                                 204,659,002
                                                                                                ------------


50 | Quarterly Statements of Investments

Franklin Investors Securities Trust

-----------------------------------------------------------------------------------------------------------
                                                                     COUNTRY/      PRINCIPAL
    FRANKLIN TOTAL RETURN FUND                                     ORGANIZATION     AMOUNT a      VALUE
-----------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CONVERTIBLE BONDS 0.5%
    CONSUMER SERVICES 0.2%
    Carnival Corp., cvt., senior deb., 2.00%, 4/15/21 ..........   United States      890,000   $ 1,191,488
                                                                                                -----------
    ELECTRONIC TECHNOLOGY 0.1%
    Intel Corp., cvt., sub. deb., 2.95%, 12/15/35 ..............   United States    1,206,000     1,100,319
                                                                                                -----------
    PROCESS INDUSTRIES 0.2%
    Headwaters Inc., cvt., senior sub. note, 2.875%, 6/01/16 ...   United States    1,700,000     1,757,375
                                                                                                -----------
    TOTAL CONVERTIBLE BONDS (COST $3,740,927) ..................                                  4,049,182
                                                                                                -----------
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
    SECURITIES 18.0%
    FINANCE 18.0%
  c Accredited Mortgage Loan Trust, 2005-3, A2A, FRN, 5.42%,
     9/25/35 ...................................................   United States      117,430       117,509
  c Ace Securities Corp., 2005-HE5, A2A, FRN, 5.44%,
     8/25/35 ...................................................   United States      310,067       310,285
  c AFC Home Equity Loan Trust, 1997-4, 2A2, FRN, 5.96%,
     12/22/27 ..................................................   United States      327,104       327,435
  c Amortizing Residential Collateral Trust, 2002-BC1, M1, FRN,
     6.17%, 1/25/32 ............................................   United States      673,220       675,620
  c Bear Stearns Asset-Backed Securities Inc., 2001-2, 2A, FRN,
     5.64%, 10/25/34 ...........................................   United States    2,997,832     3,001,157
  c Bear Stearns Commercial Mortgage Securities Inc., 2005-PW10,
     A4, FRN, 5.405%, 12/11/40 .................................   United States    4,000,000     3,973,518
    Chase Funding Mortgage Loan Asset-Backed Certificates,
      2003-1, 1A4, 4.119%, 2/25/29 .............................   United States      151,046       150,490
    c 2004-2, 2A2, FRN, 5.57%, 2/25/35 .........................   United States    7,743,148     7,757,673
  c Citigroup/Deutsche Bank Commercial Mortgage Trust,
      2005-CD1, A4, FRN, 5.226%, 7/15/44 .......................   United States    8,750,000     8,644,546
      2006-CD3, A5, FRN, 5.617%, 10/15/48 ......................   United States   13,500,000    13,580,532
    Countrywide Asset-Backed Certificates,
      2004-7, AF4, 4.774%, 8/25/32 .............................   United States      917,000       910,616
    c 2004-9, AF4, FRN, 4.649%, 10/25/32 .......................   United States    2,887,582     2,854,965
  c Encore Credit Receivables Trust, 2005-4, 2A1, FRN, 5.45%,
     1/25/36 ...................................................   United States      208,659       208,804
b,c Ensec Home Finance Pool Ltd., 2005-R1A, note, 144A, FRN,
     5.52%, 5/15/14 ............................................   United States    3,208,333     3,214,599
    FHLMC,
      2643, OG, 5.00%, 7/15/32 .................................   United States    3,182,750     2,993,536
    c 2942, TF, FRN, 5.67%, 3/15/35 ............................   United States    5,089,384     5,092,096
  c First Franklin Mortgage Loan Asset-Backed Certificates,
      2004-FF11, 1A2, FRN, 5.67%, 1/25/35 ......................   United States    3,917,076     3,925,026
      2005-FF10, A2, FRN, 5.42%, 11/25/35 ......................   United States    2,640,707     2,642,663
    FNMA, G93-33, K, 7.00%, 9/25/23 ............................   United States    1,431,020     1,488,805
    GE Capital Commercial Mortgage Corp., 2003-C1, A4, 4.819%,
     1/10/38 ...................................................   United States    1,578,354     1,530,620
  c GMAC Mortgage Corp. Loan Trust, 2004-HE2, A2, FRN, 2.88%,
     10/25/33 ..................................................   United States      209,462       207,234


                                        Quarterly Statements of Investments | 51

Franklin Investors Securities Trust

-------------------------------------------------------------------------------------------------------------
                                                                     COUNTRY/      PRINCIPAL
  FRANKLIN TOTAL RETURN FUND                                       ORGANIZATION     AMOUNT a        VALUE
-------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
  SECURITIES (CONTINUED)
  FINANCE (CONTINUED)
  Greenwich Capital Commercial Funding Corp., 2004-GG1, A7,
    5.317%, 6/10/36 .............................................   United States   11,680,000   $ 11,568,032
c GS Mortgage Securities Corp. II, 2006-GG6, A4, FRN, 5.553%,
    4/10/38 .....................................................   United States    7,300,000      7,325,651
c Home Equity Asset Trust, 2005-6, 2A1, FRN, 5.47%,
    12/25/35 ....................................................   United States      413,246        413,568
  J.P. Morgan Chase Commercial Mortgage Securities Corp.,
   c 2004-CB9, A4, FRN, 5.377%, 6/12/41 .........................   United States   11,324,540     11,348,808
     2004-LN2, A2, 5.115%, 7/15/41 ..............................   United States      697,106        679,841
b Keystone Owner Trust, 1997-P3, M2, 144A, 7.98%,
    12/25/24 ....................................................   United States      120,544        120,077
b Legacy Benefits Insurance Settlements LLC, 2004-1, A, 144A,
    5.35%, 2/10/39 ..............................................   United States    2,383,294      2,269,899
c Master Asset-Backed Securities Trust, 2006-AB1, A1, FRN,
    5.46%, 2/25/36 ..............................................   United States    1,078,896      1,079,682
c Morgan Stanley Capital I, 2004-IQ7, A4, FRN, 5.43%,
    6/15/38 .....................................................   United States    6,900,000      6,883,272
  New Century Home Equity Loan Trust, 2003-5, AI3, 3.56%,
    11/25/33 ....................................................   United States        9,444          9,414
c Ownit Mortgage Loan Asset-Backed Certificate, 2006-6, A2B,
    FRN, 5.43%, 9/25/37 .........................................   United States   18,230,360     18,241,663
  Residential Asset Securities Corp.,
     2001-KS2, AI5, 7.014%, 6/25/31 .............................   United States       12,626         12,630
     2004-KS1, AI4, 4.213%, 4/25/32 .............................   United States    1,296,242      1,267,486
  Residential Funding Mortgage Securities II, 2005-HI1, A4,
    4.70%, 8/25/34 ..............................................   United States    5,500,000      5,432,116
c Securitized Asset-Backed Receivables LLC, 2004-0P1, M1, FRN,
    5.83%, 2/25/34 ..............................................   United States      946,143        948,583
c Structured Asset Investment Loan Trust, 2005-HE2, A1, FRN,
    5.44%, 7/25/35 ..............................................   United States    1,005,382      1,006,037
  Structured Asset Securities Corp.,
   c 2002-1A, 2A1, FRN, 6.758%, 2/25/32 .........................   United States      148,613        148,092
     2004-4XS, 1A4, 4.13%, 2/25/34 ..............................   United States      798,211        791,262
b Susquehanna Auto Lease Trust, 2005-1,
     A2, 144A, 4.08%, 7/16/07 ...................................   United States       34,357         34,356
     A3, 144A, 4.43%, 6/16/08 ...................................   United States    7,300,000      7,259,239
                                                                                                 ------------
  TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL
    MORTGAGE-BACKED SECURITIES (COST $142,637,386) ..............                                 140,447,437
                                                                                                 ------------
  MORTGAGE-BACKED SECURITIES 34.7%
c FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 3.6%
  FHLMC, 3.294%, 5/01/34 ........................................   United States    3,659,831      3,652,745
  FHLMC, 3.82%, 7/01/34 .........................................   United States    1,144,944      1,149,136
  FHLMC, 3.99%, 9/01/34 .........................................   United States      913,204        915,647
  FHLMC, 4.685%, 9/01/32 ........................................   United States    3,975,382      3,999,370
  FHLMC, 5.338%, 1/01/34 ........................................   United States    5,183,042      5,262,989


52 | Quarterly Statements of Investments

Franklin Investors Securities Trust

---------------------------------------------------------------------------------------------------------------
                                                                         COUNTRY/      PRINCIPAL
  FRANKLIN TOTAL RETURN FUND                                           ORGANIZATION     AMOUNT a      VALUE
---------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MORTGAGE-BACKED SECURITIES (CONTINUED)
c FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE
    (CONTINUED)
  FHLMC, 5.596%, 11/01/27 ...........................................   United States   8,532,326   $ 8,717,570
  FHLMC, 5.995%, 10/01/36 ...........................................   United States     173,995       175,540
  FHLMC, 6.894%, 4/01/32 ............................................   United States   2,760,527     2,806,341
  FHLMC, 6.902%, 3/01/25 ............................................   United States     150,570       151,782
  FHLMC, 6.99%, 4/01/30 .............................................   United States     749,142       763,975
                                                                                                    -----------
                                                                                                     27,595,095
                                                                                                    -----------
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 5.0%
f FHLMC 15 Year, 6.50%, 2/01/28 .....................................   United States   4,000,000     4,067,500
f FHLMC 30 Year, 5.50%, 2/01/34 .....................................   United States   4,699,660     4,626,228
  FHLMC Gold 15 Year, 4.50%, 10/01/18 - 1/01/19 .....................   United States   4,621,665     4,441,710
f FHLMC Gold 15 Year, 5.00%, 10/01/17 - 9/01/18 .....................   United States   3,238,863     3,169,208
  FHLMC Gold 15 Year, 6.00%, 2/01/17 ................................   United States     107,841       109,222
f FHLMC Gold 30 Year, 5.00%, 8/01/33 - 5/01/34 ......................   United States   3,018,091     2,906,783
f FHLMC Gold 30 Year, 5.00%, 2/01/34 ................................   United States   9,320,414     8,953,423
  FHLMC Gold 30 Year, 5.50%, 1/01/35 ................................   United States     351,760       346,978
f FHLMC Gold 30 Year, 6.00%, 2/15/33 - 8/01/34 ......................   United States   7,584,143     7,622,884
  FHLMC Gold 30 Year, 6.50%, 4/01/28 - 1/01/35 ......................   United States   1,177,772     1,203,605
  FHLMC Gold 30 Year, 7.00%, 4/01/26 - 7/01/32 ......................   United States     778,941       804,193
  FHLMC Gold 30 Year, 7.50%, 3/01/32 ................................   United States     100,159       104,262
  FHLMC Gold 30 Year, 8.50%, 8/01/30 ................................   United States      14,138        15,160
  FHLMC Gold 30 Year, 9.00%, 1/01/22 ................................   United States     217,667       230,219
  FHLMC Gold 30 Year, 10.00%, 10/01/30 ..............................   United States     357,533       397,360
  FHLMC PC 15 Year, 8.50%, 5/01/12 ..................................   United States      15,980        16,215
                                                                                                    -----------
                                                                                                     39,014,950
                                                                                                    -----------
c FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 6.7%
  FNMA, 3.398%, 3/01/34 .............................................   United States   1,673,570     1,678,237
  FNMA, 3.59%, 4/01/34 ..............................................   United States   5,311,924     5,347,234
  FNMA, 4.031%, 12/01/34 ............................................   United States   3,629,298     3,635,699
  FNMA, 4.367%, 2/01/34 .............................................   United States   3,770,326     3,740,521
  FNMA, 4.62%, 12/01/34 .............................................   United States   1,954,777     1,933,694
  FNMA, 5.043%, 4/01/35 .............................................   United States   9,343,052     9,413,348
  FNMA, 5.074%, 3/01/34 .............................................   United States   1,988,803     2,021,030
  FNMA, 5.596%, 8/01/33 .............................................   United States   8,746,071     8,815,743
  FNMA, 5.596%, 9/01/34 .............................................   United States   8,635,900     8,705,195
  FNMA, 5.618%, 6/01/17 .............................................   United States     130,916       131,057
  FNMA, 5.915%, 1/01/17 .............................................   United States     757,648       761,468
  FNMA, 5.992%, 12/01/27 ............................................   United States     551,705       556,237
  FNMA, 5.998%, 6/01/33 .............................................   United States     582,566       588,893
  FNMA, 5.999%, 3/01/33 .............................................   United States     658,886       666,043
  FNMA, 6.295%, 9/01/19 .............................................   United States      48,313        48,887
  FNMA, 6.336%, 12/01/24 ............................................   United States      66,306        66,998
  FNMA, 6.75%, 6/01/15 ..............................................   United States     134,428       134,842
  FNMA, 6.821%, 10/01/32 ............................................   United States   1,955,852     1,983,438
  FNMA, 6.992%, 11/01/31 ............................................   United States     721,408       728,163


                                        Quarterly Statements of Investments | 53

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------
                                                                     COUNTRY/      PRINCIPAL
  FRANKLIN TOTAL RETURN FUND                                       ORGANIZATION    AMOUNT a        VALUE
------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MORTGAGE-BACKED SECURITIES (CONTINUED)
c FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE
   (CONTINUED)
  FNMA, 7.022%, 12/01/22 .......................................   United States      253,898   $    254,909
  FNMA, 7.05%, 5/01/25 .........................................   United States      216,977        218,635
  FNMA, 7.104%, 6/01/32 ........................................   United States      275,983        280,679
                                                                                                ------------
                                                                                                  51,710,950
                                                                                                ------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 19.2%
f FNMA 15 Year, 4.50%, 3/01/19 - 2/15/21 .......................   United States    4,608,777      4,426,417
f FNMA 15 Year, 5.00%, 2/01/18 - 7/01/18 .......................   United States    6,858,918      6,715,824
  FNMA 15 Year, 5.50%, 1/01/14 - 2/01/18 .......................   United States    1,122,806      1,120,944
  FNMA 15 Year, 6.00%, 8/01/16 - 6/01/17 .......................   United States      602,696        610,443
  FNMA 15 Year, 6.50%, 4/01/16 - 9/01/16 .......................   United States       65,090         66,622
f FNMA 30 Year, 5.00%, 2/01/34 .................................   United States   35,650,000     34,212,877
f FNMA 30 Year, 5.50%, 2/15/33 .................................   United States   12,750,000     12,542,813
f FNMA 30 Year, 5.50%, 6/01/33 - 5/01/36 .......................   United States   48,448,398     47,706,173
f FNMA 30 Year, 6.00%, 2/01/29 .................................   United States   23,750,000     23,839,063
f FNMA 30 Year, 6.00%, 9/01/32 - 11/01/35 ......................   United States    8,467,404      8,514,668
f FNMA 30 Year, 6.50%, 5/01/28 - 2/15/33 .......................   United States    8,052,821      8,207,919
  FNMA 30 Year, 7.50%, 1/01/30 .................................   United States       97,890        102,121
  FNMA 30 Year, 8.00%, 12/01/30 ................................   United States       10,449         11,017
  FNMA 30 Year, 8.50%, 5/01/32 .................................   United States      310,117        333,344
  FNMA 30 Year, 9.00%, 11/01/26 - 5/01/27 ......................   United States    1,038,239      1,127,535
                                                                                                ------------
                                                                                                 149,537,780
                                                                                                ------------
c GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE
  RATE 0.0% g
  GNMA, 5.375%, 1/20/23 ........................................   United States       64,916         65,384
  GNMA, 6.125%, 10/20/26 .......................................   United States      142,446        144,418
                                                                                                ------------
                                                                                                     209,802
                                                                                                ------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED
  RATE 0.2%
  GNMA I SF 15 Year, 7.00%, 2/15/09 ............................   United States       36,223         36,774
  GNMA I SF 30 Year, 6.50%, 10/15/31 - 4/15/32 .................   United States      171,224        175,849
  GNMA I SF 30 Year, 7.00%, 10/15/27 - 4/15/28 .................   United States       77,561         80,316
  GNMA I SF 30 Year, 7.50%, 3/15/07 - 10/15/26 .................   United States      546,620        568,678
  GNMA I SF 30 Year, 8.00%, 8/15/16 - 7/15/17 ..................   United States      253,522        266,925
  GNMA I SF 30 Year, 9.00%, 9/15/25 - 3/15/31 ..................   United States        9,043          9,804
  GNMA II GP SF 30 Year, 8.25%, 9/20/17 ........................   United States       39,667         42,025
  GNMA II SF 30 Year, 6.00%, 5/20/31 ...........................   United States       55,752         56,260
  GNMA II SF 30 Year, 6.50%, 3/20/28 - 4/20/31 .................   United States       41,222         42,255
  GNMA II SF 30 Year, 7.50%, 8/20/30 - 1/20/33 .................   United States      307,264        319,397
  GNMA II SF 30 Year, 8.00%, 1/20/27 - 7/20/27 .................   United States      246,656        260,336
                                                                                                ------------
                                                                                                   1,858,619
                                                                                                ------------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $270,730,833) .........                                 269,927,196
                                                                                                ------------


54 | Quarterly Statements of Investments

Franklin Investors Securities Trust

--------------------------------------------------------------------------------------------------------
                                                        COUNTRY/          PRINCIPAL
    FRANKLIN TOTAL RETURN FUND                        ORGANIZATION         AMOUNT a            VALUE
--------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    U.S. GOVERNMENT AND AGENCY SECURITIES 14.7%
    FHLMC, 4.625%, 2/21/08 ........................   United States         7,000,000       $  6,955,879
    FNMA,
       4.25%, 9/15/07 .............................   United States         2,500,000          2,484,388
       6.25%, 5/15/29 .............................   United States         4,000,000          4,484,696
       6.625%, 10/15/07 ...........................   United States         5,000,000          5,045,785
       7.25%, 5/15/30 .............................   United States         1,500,000          1,884,963
    U.S. Treasury Bond,
       5.25%, 2/15/29 .............................   United States         2,900,000          2,997,423
       5.375%, 2/15/31 ............................   United States         1,450,000          1,530,430
       6.25%, 8/15/23 .............................   United States        17,000,000         19,322,897
     h Index Linked, 2.00%, 7/15/14 ...............   United States         8,017,800          7,799,507
    U.S. Treasury Note,
       3.00%, 2/15/08 .............................   United States        10,000,000          9,797,270
       3.625%, 1/15/10 ............................   United States        24,000,000         23,208,768
     h Index Linked, 0.875%, 4/15/10 ..............   United States         3,191,040          3,035,103
     h Index Linked, 1.875%, 7/15/15 ..............   United States         6,215,940          5,972,891
     h Index Linked, 2.375%, 4/15/11 ..............   United States         3,045,690          3,038,435
     h Index Linked, 2.50%, 7/15/16 ...............   United States         9,728,648          9,822,519
     h Index Linked, 3.00%, 7/15/12 ...............   United States         6,724,440          6,936,683
                                                                                            ------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
     (COST $115,087,125) ..........................                                          114,317,637
                                                                                            ------------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 7.4%
    Bank of Thailand Bond,
       5.00%, 1/12/08 .............................      Thailand           7,801,000 THB        218,626
       5.375%, 4/7/08 .............................      Thailand           1,500,000 THB         42,243
       5.50%, 8/10/08 .............................      Thailand           6,120,000 THB        172,590
    European Investment Bank,
       2.125%, 9/20/07 ............................   Supranational i     110,000,000 JPY        920,796
     c senior note, FRN, 0.333%, 9/21/11 ..........   Supranational i     275,000,000 JPY      2,279,495
c,j Government of Argentina, FRN, 5.59%, 8/03/12 ..     Argentina           2,225,000          1,590,875
    Government of Indonesia,
       11.50%, 9/15/19 ............................     Indonesia      12,200,000,000 IDR      1,461,318
       12.80%, 6/15/21 ............................     Indonesia       9,705,000,000 IDR      1,264,219
       12.90%, 6/15/22 ............................     Indonesia      21,000,000,000 IDR      2,757,693
       13.15%, 3/15/10 ............................     Indonesia       9,320,000,000 IDR      1,152,198
       14.25%, 6/15/13 ............................     Indonesia       7,995,000,000 IDR      1,070,539
       14.275%, 12/15/13 ..........................     Indonesia      12,430,000,000 IDR      1,676,684
 k  Government of Iraq, Reg S, 5.80%, 1/15/28 .....        Iraq             3,200,000          2,128,000
    Government of Malaysia,
       3.135%, 12/17/07 ...........................      Malaysia           5,930,000 MYR      1,688,176
       4.305%, 2/27/09 ............................      Malaysia           9,300,000 MYR      2,689,266
       6.45%, 7/01/08 .............................      Malaysia           3,640,000 MYR      1,080,254
       6.90%, 3/15/07 .............................      Malaysia             585,000 MYR        167,770
       8.60%, 12/01/07 ............................      Malaysia           4,790,000 MYR      1,424,473
    Government of Peru,
       7.84%, 8/12/20 .............................        Peru             1,100,000 PEN        385,390
       Series 7, 8.60%, 8/12/17 ...................        Peru             3,200,000 PEN      1,168,236

                                        Quarterly Statements of Investments | 55

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------
                                                                 COUNTRY/          PRINCIPAL
   FRANKLIN TOTAL RETURN FUND                                  ORGANIZATION         AMOUNT a            VALUE
----------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
   Government of the Philippines, 9.00%, 2/15/13 ..........     Philippines           500,000       $   576,250
   Government of Poland,
     5.75%, 6/24/08 .......................................       Poland              565,000 PLN       191,893
     5.75%, 9/23/22 .......................................       Poland            1,800,000 PLN       632,092
     6.00%, 5/24/09 .......................................       Poland           11,700,000 PLN     4,026,763
     8.50%, 5/12/07 .......................................       Poland            6,100,000 PLN     2,059,728
   Government of Singapore,
     2.625%, 10/01/07 .....................................      Singapore          2,500,000 SGD     1,623,754
     4.00%, 3/01/07 .......................................      Singapore          2,490,000 SGD     1,622,184
   Government of Slovakia,
     4.80%, 4/14/09 .......................................   Slovak Republic       2,600,000 SKK        98,212
     4.90%, 2/11/14 .......................................   Slovak Republic       2,000,000 SKK        76,959
     5.30%, 5/12/19 .......................................   Slovak Republic       1,900,000 SKK        76,882
   Government of Sweden,
     5.50%, 10/08/12 ......................................       Sweden            2,880,000 SEK       444,846
     6.50%, 5/05/08 .......................................       Sweden           10,025,000 SEK     1,490,047
     8.00%, 8/15/07 .......................................       Sweden           32,310,000 SEK     4,758,635
   Government of Thailand,
     4.125%, 2/12/08 ......................................      Thailand          19,000,000 THB       528,085
     5.60%, 7/07/07 .......................................      Thailand           3,090,000 THB        86,618
     8.50%, 12/08/08 ......................................      Thailand          15,000,000 THB       447,384
c Government of Vietnam, FRN, 6.25%, 3/12/16 ..............       Vietnam             223,043          224,286
  KfW Bankengruppe,
   c FRN, 0.233%, 8/08/11 .................................       Germany         190,000,000 JPY     1,575,658
     senior note, E, 8.25%, 9/20/07 .......................       Germany          51,000,000 ISK       720,518
  Korea Treasury Note,
     3.75%, 9/10/07 .......................................     South Korea     2,890,000,000 KRW     3,047,121
     4.25%, 9/10/08 .......................................     South Korea     1,000,000,000 KRW     1,049,401
     4.50%, 9/09/08 .......................................     South Korea     3,300,000,000 KRW     3,475,781
     4.75%, 3/12/08 .......................................     South Korea     1,100,000,000 KRW     1,164,040
  Nota Do Tesouro Nacional, 9.762%,
     1/01/10 ..............................................       Brazil                1,000 l BRL     445,241
     1/01/12 ..............................................       Brazil                2,500 l BRL   1,076,847
     1/01/14 ..............................................       Brazil                1,900 l BRL     796,322
                                                                                                    -----------
  TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
   (COST $53,186,680) .....................................                                          57,654,388
                                                                                                    -----------
c SENIOR FLOATING RATE INTERESTS 3.2%
  COMMERCIAL SERVICES 0.5%
  Affiliated Computer Services Inc., Term Loan B, 7.345%,
   3/20/13 ................................................    United States          990,000           992,287
  Buhrmann U.S. Inc., Term Loan D-1 Anton, 7.111%,
   12/23/10 ...............................................    United States        1,000,000         1,001,500
  IDEARC Inc. (Verizon Corp.), Term Loan B, 7.33%, 11/17/14    United States        1,000,000         1,008,090
  Workflow Management Inc., Term Loan B, 9.36%, 11/30/11 ..    United States          486,331           486,000
                                                                                                    -----------
                                                                                                      3,487,877
                                                                                                    -----------


56 | Quarterly Statements of Investments

Franklin Investors Securities Trust

---------------------------------------------------------------------------------------------------------
                                                                   COUNTRY/       PRINCIPAL
  FRANKLIN TOTAL RETURN FUND                                    ORGANIZATION       AMOUNT a      VALUE
---------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
c SENIOR FLOATING RATE INTERESTS (CONTINUED)
  COMMUNICATIONS 0.1%
  Alaska Communications Systems Holdings Inc., 2006 Incremental
    Loan, 7.114%, 2/01/12 .....................................   United States   1,000,000   $  999,580
                                                                                              ----------
  CONSUMER DURABLES 0.4%
  Jarden Corp., Term Loan B2, 7.114%, 1/24/12 .................   United States     932,290      933,269
  Propex Fabrics Inc., Term Loan B, 8.32%, 7/31/12 ............   United States     843,005      839,953
  Tupperware Corp., Term Loan B, 6.86%, 12/05/12 ..............   United States     898,320      893,981
                                                                                              ----------
                                                                                               2,667,203
                                                                                              ----------
  CONSUMER NON-DURABLES 0.3%
  Acco Brands Corp., Term Loan B, 7.11% - 7.121%,
    8/17/12 ...................................................   United States     800,000      800,344
  Central Garden & Pet Co., Term Loan B, 6.82%, 9/30/12 .......   United States     271,289      272,011
  Michael Foods Inc., Term Loan B1, 7.35%, 11/21/10 ...........   United States     242,031      241,993
  Southern Wine & Spirits of America Inc., Term Loan B, 6.864%,
    5/31/12 ...................................................   United States     290,289      290,501
  Warnaco Inc., Term Loan, 6.82% - 8.75%, 1/31/13 .............   United States     714,722      710,562
                                                                                              ----------
                                                                                               2,315,411
                                                                                              ----------
  CONSUMER SERVICES 0.3%
  Cinemark USA Inc., Term Loan, 7.38%, 10/05/13 ...............   United States     897,750      902,777
  Cinram International, Term Loan B, 7.118%, 5/05/11 ..........      Canada         241,516      238,956
  CSC Holdings Inc. (Cablevision), Incremental Term Loan,
    7.11% - 7.121%, 3/29/13 ...................................   United States     992,500      995,309
  Dominos Inc., Term Loan B, 6.875%, 6/25/10 ..................   United States     442,640      441,542
                                                                                              ----------
                                                                                               2,578,584
                                                                                              ----------
  ENERGY MINERALS 0.1%
  Alpha Natural Resources LLC, Term Loan B, 7.114%,
    10/26/12 ..................................................   United States     990,000      989,851
                                                                                              ----------
  FINANCE 0.2%
  Ameritrade Holding Corp., Term Loan B, 6.82%, 12/31/12 ......   United States     888,409      890,470
  Avis Budget Car Rental LLC, Term Loan, 6.61%, 4/19/12 .......   United States     935,714      929,501
                                                                                              ----------
                                                                                               1,819,971
                                                                                              ----------
  HEALTH SERVICES 0.2%
  Fresenius Medical Care Holdings Inc., Term Loan B,
    6.739% - 6.745%, 3/31/13 ..................................   United States     992,500      988,183
  HCA Inc., Term Loan B, 8.114%, 11/18/13 .....................   United States     700,000      704,970
                                                                                              ----------
                                                                                               1,693,153
                                                                                              ----------
  INDUSTRIAL SERVICES 0.1%
  Allied Waste North America Inc.,
     Credit Link, 5.322%, 1/15/12 .............................   United States     276,841      278,890
     Term Loan B, 7.12% - 7.21%, 1/15/12 ......................   United States     624,287      628,907
                                                                                              ----------
                                                                                                 907,797
                                                                                              ----------


                                        Quarterly Statements of Investments | 57

Franklin Investors Securities Trust

-----------------------------------------------------------------------------------------------------------
                                                                     COUNTRY/      PRINCIPAL
    FRANKLIN TOTAL RETURN FUND                                     ORGANIZATION     AMOUNT a      VALUE
-----------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  c SENIOR FLOATING RATE INTERESTS (CONTINUED)
    PROCESS INDUSTRIES 0.3%
    Berry Plastics Holding Corp., Term Loan B, 7.11%,
      9/20/13 ..................................................   United States      99,750   $     99,844
    Georgia-Pacific Corp., Term Loan B, 7.345% - 7.364%,
     12/20/12 ..................................................   United States     693,000        698,184
    Huntsman International LLC, Term Loan B, 7.07%, 8/16/12 ....   United States     738,836        740,144
    Ineos U.S. Finance LLC,
      Term Loan B2, 7.611%, 12/16/13 ...........................   United States     247,500        249,628
      Term Loan C2, 8.111%, 12/23/14 ...........................   United States     247,500        249,661
    Nalco Co., Term Loan B, 7.07% - 7.14%, 11/04/10 ............   United States     210,436        211,471
                                                                                               ------------
                                                                                                  2,248,932
                                                                                               ------------
    PRODUCER MANUFACTURING 0.1%
    NCI Building Systems Inc., Term Loan B, 6.82% - 6.87%,
      6/18/10 ..................................................   United States     401,786        401,738
    Sensus Metering Systems Inc.,
      Term Loan B1, 7.36% - 7.466%, 12/17/10 ...................   United States     197,826        197,409
      Term Loan B2, 7.344% - 7.466%, 12/17/10 ..................    Luxembourg        26,277         26,213
    TriMas Co. LLC,
      Term Loan B, 8.11%, 2/28/12 ..............................   United States     208,087        209,023
      Tranche B-1 L/C, 8.125%, 8/02/13 .........................   United States      48,140         48,337
                                                                                               ------------
                                                                                                    882,720
                                                                                               ------------
    REAL ESTATE INVESTMENT TRUSTS 0.4%
    Capital Automotive REIT, Term Loan B, 7.08%, 12/10/10 ......   United States     790,723        799,065
    CB Richard Ellis Services Inc., Term Loan B, 6.845% - 6.85%,
      12/20/13 .................................................   United States   1,000,000      1,002,600
    General Growth Properties Inc., Term Loan A-1, 6.57%,
      2/24/10 ..................................................   United States   1,000,000        993,670
    Newkirk Master LP, Term Loan B, 7.076%, 8/11/08 ............   United States     168,048        168,001
                                                                                               ------------
                                                                                                  2,963,336
                                                                                               ------------
    RETAIL TRADE 0.1%
    Easton Bell Sports Inc., Term Loan B, 7.07% - 7.10%,
     3/16/12 ...................................................   United States     496,250        495,143
                                                                                               ------------
    TECHNOLOGY SERVICES 0.0% g
    Nuance Communications Inc., Term Loan, 7.07%, 3/31/13 ......   United States     290,250        290,633
                                                                                               ------------
    UTILITIES 0.1%
    NRG Energy Inc.,
      Credit Link, 7.364%, 2/01/13 .............................   United States      98,401         99,348
      Term Loan B, 7.364%, 2/01/13 .............................   United States     380,071        383,716
                                                                                               ------------
                                                                                                    483,064
                                                                                               ------------
    TOTAL SENIOR FLOATING RATE INTERESTS (COST $24,841,605) ....                                 24,823,255
                                                                                               ------------
    CREDIT - LINKED STRUCTURED NOTE (COST $1,404,833) 0.2%
    FINANCE CONGLOMERATES 0.2%
b,c Credit Suisse First Boston International, 144A, FRN,
     7.665%, 3/20/09 ...........................................   United States   1,400,000      1,410,500
                                                                                               ------------
    TOTAL LONG TERM INVESTMENTS (COST $815,310,189) ............                                817,932,382
                                                                                               ------------


58 | Quarterly Statements of Investments

Franklin Investors Securities Trust

-----------------------------------------------------------------------------------------------------------------------
                                                                       COUNTRY/           PRINCIPAL
    FRANKLIN TOTAL RETURN FUND                                       ORGANIZATION          AMOUNT a           VALUE
-----------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS 8.6%
    FOREIGN GOVERNMENT SECURITIES 2.0%
    Bank of Thailand, 5.25%, 11/10/07 .............................     Thailand            988,000 THB   $      27,725
  e Canada Treasury Bill, 5/17/07 .................................      Canada           1,995,000 CAD       1,674,472
  e Egypt Treasury Bill, 2/20/07 - 1/08/08 ........................       Egypt          16,425,000 EGP       2,748,386
  e Norwegian Treasury Bill, 3/21/07 - 12/19/07 ...................      Norway          28,595,000 NOK       4,482,631
  e Swedish Treasury Bill, 12/19/07 ...............................      Sweden          10,085,000 SEK       1,406,690
  e Thailand Treasury Bill, 5/03/07 - 1/10/08 .....................     Thailand        216,197,000 THB       5,902,661
                                                                                                          -------------
    TOTAL FOREIGN GOVERNMENT SECURITIES (COST $15,993,357) ........                                          16,242,565
                                                                                                          -------------
    U.S. GOVERNMENT AND AGENCY SECURITIES
     (COST $498,501) 0.1%
e,m U.S. Treasury Bill, 2/22/07 ...................................   United States         500,000             498,581
                                                                                                          -------------
    TOTAL INVESTMENTS BEFORE MONEY MARKET FUND
     (COST $831,802,047) ..........................................                                         834,673,528
                                                                                                          -------------


                                                                                       -----------
                                                                                          SHARES
                                                                                       -----------
    MONEY MARKET FUND (COST $50,292,235) 6.5%
 n  Franklin Institutional Fiduciary Trust Money Market Portfolio,
      4.96% .......................................................   United States      50,292,235          50,292,235
                                                                                                          -------------
    TOTAL SHORT TERM INVESTMENTS (COST $66,784,093) ...............                                          67,033,381
                                                                                                          -------------
    TOTAL INVESTMENTS (COST $882,094,282) 113.7% ..................                                         884,965,763
    OTHER ASSETS, LESS LIABILITIES (13.7)% ........................                                        (106,502,833)
    NET UNREALIZED LOSS ON FOREIGN EXCHANGE
     CONTRACTS (0.0)% g ...........................................                                            (412,205)
                                                                                                          -------------
    NET ASSETS 100.0% .............................................                                       $ 778,050,725
                                                                                                          =============

See Currency and Selected Portfolio Abbreviations on page 60.

a     The principal amount is stated in U.S. dollars unless otherwise indicated.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2007, the aggregate value of these securities was $56,736,950, representing 7.29% of net assets.

c     The coupon rate shown represents the rate at period end.

d See Note 6 regarding other considerations - credit committee participation.

e     The security is traded on a discount basis with no stated coupon rate.

f Security purchased on a when-issued, delayed delivery, or to-be-announced basis.

g     Rounds to less than 0.1% of net assets.

h     Principal amount of security is adjusted for inflation.

i A supranational organization is an entity formed by two or more central governments through international treaties.

j The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

k Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2007, the value of this security was $2,128,000, representing 0.27% of net assets.

l     Principal amount is stated in 1,000 Real units.

m     On deposit with broker for initial margin on futures contracts.

n The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                     See Notes to Statement of Investments. | 59

Franklin Investors Securities Trust

STATEMENTS OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

CURRENCY ABBREVIATIONS

AUD   - Australian Dollar
BRL   - Brazilian Real
CAD   - Canadian Dollar
EGP   - Egyptian Pounds
IDR   - Indonesian Rupiah
ISK   - Iceland Krona
JPY   - Japanese Yen
KRW   - South Korean Won
MYR   - Malaysian Ringgit
NOK   - Norwegian Krone
PEN   - Peruvian Nuevo Sol
PLN   - Polish Zloty
SEK   - Swedish Krona
SGD   - Singapore Dollar
SKK   - Slovak Koruna
THB   - Thai Baht

SELECTED PORTFOLIO ABBREVIATIONS

ADR   - American Depository Receipt
DIP   - Debtor-In-Possession
FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA  - Federal National Mortgage Association
FRN   - Floating Rate Note
GNMA  - Government National Mortgage Association
GP    - Graduated Payment
L/C   - Letter of Credit
PC    - Participation Certificate
REIT  - Real Estate Investment Trust
SF    - Single Family


60 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Investors Securities Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Investors Securities Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of nine funds (the Funds). All Funds are diversified except Franklin Floating Rate Daily Access Fund, which is non-diversified.

2. INCOME TAXES

At January 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                             -------------------------------------------------------
                                                FRANKLIN
                                               ADJUSTABLE                              FRANKLIN
                                             U.S. GOVERNMENT       FRANKLIN           CONVERTIBLE
                                             SECURITIES FUND     BALANCED FUND      SECURITIES FUND
                                             -------------------------------------------------------
Cost of investments ......................   $   368,137,370    $    19,817,037    $     948,593,904
                                             =======================================================

Unrealized appreciation ..................           259,175          1,052,103          146,283,898
Unrealized depreciation ..................   $    (4,823,618)   $       (44,739)   $     (42,576,979)
                                             -------------------------------------------------------
Net unrealized appreciation (depreciation)   $    (4,564,443)   $     1,007,364    $     103,706,919
                                             =======================================================


                                             -------------------------------------------------------
                                                                   FRANKLIN            FRANKLIN
                                                FRANKLIN           FLOATING        LIMITED MATURITY
                                                 EQUITY           RATE DAILY        U.S. GOVERNMENT
                                               INCOME FUND        ACCESS FUND       SECURITIES FUND
                                             -------------------------------------------------------
Cost of investments ......................   $   808,823,042    $ 2,176,850,602    $     223,650,767
                                             =======================================================

Unrealized appreciation ..................   $   212,585,442    $     8,385,594    $         614,592
Unrealized depreciation ..................        (7,520,617)        (3,027,978)          (2,320,648)
                                             -------------------------------------------------------
Net unrealized appreciation (depreciation)   $   205,064,825    $     5,357,616    $      (1,706,056)
                                             =======================================================


                                             -------------------------------------------------------
                                                FRANKLIN
                                              LOW DURATION         FRANKLIN            FRANKLIN
                                              TOTAL RETURN        REAL RETURN        TOTAL RETURN
                                                  FUND               FUND                FUND
                                             -------------------------------------------------------
Cost of investments ......................   $    11,986,059    $    49,123,679    $     884,037,434
                                             =======================================================

Unrealized appreciation ..................   $        55,973    $     2,394,223    $       9,052,335
Unrealized depreciation ..................           (48,493)        (1,204,410)          (8,124,006)
                                             -------------------------------------------------------
Net unrealized appreciation (depreciation)   $         7,480    $     1,189,813    $         928,329
                                             =======================================================

                                        Quarterly Statements of Investments | 61

Franklin Investors Securities Trust

3. CREDIT DEFAULT SWAPS

At January 31, 2007, the Franklin Low Duration Total Return Fund and the Franklin Total Return Fund had the following credit default swap contracts outstanding:

FRANKLIN LOW DURATION TOTAL RETURN FUND

CONTRACTS TO BUY PROTECTION                              NOTIONAL      PERIODIC    EXPIRATION     UNREALIZED
REFERENCED DEBT OBLIGATION (SWAP COUNTERPARTY)            AMOUNT     PAYMENT RATE     DATE        GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.00%, 6/10/10
 (Goldman Sachs) ...................................   $    150,000        2.225%     6/20/10      $  (1,811)
GMAC LLC, 7.75%, 1/19/10 (Merrill Lynch) ...........        150,000        0.845%     3/20/10           (298)
IAC/InteractiveCorp., 7.00%, 1/15/13
 (Merrill Lynch) ...................................        200,000         0.68%     3/20/12            (74)
                                                                                                   ---------
Unrealized gain (loss) on credit default swaps .....                                               $  (2,183)
                                                                                                   =========


FRANKLIN TOTAL RETURN FUND

CONTRACTS TO BUY PROTECTION                              NOTIONAL      PERIODIC     EXPIRATION    UNREALIZED
REFERENCED DEBT OBLIGATION (SWAP COUNTERPARTY)            AMOUNT     PAYMENT RATE      DATE       GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
Dow Jones CDX North America High Yield
 Swap Series 5 (JPMorgan Chase) ....................   $  3,840,000         3.95%     12/20/10     $(104,404)
Dow Jones CDX North America High Yield
 Swap Series 7 (Credit Suisse International) .......      7,000,000         3.25%     12/20/11       (40,054)
Dow Jones CDX North America High Yield
 Swap Series 7 (Goldman Sachs) .....................      5,000,000         3.25%     12/20/11        12,015
Dow Jones CDX North America High Yield
 Swap Series 7 (Merrill Lynch) .....................      5,000,000         3.25%     12/20/11        21,390
First Energy Corp., 6.45%, 11/15/11 (Citigroup) ....      4,500,000         0.46%     3/20/11        (55,769)
Ford Motor Credit Co., 7.00%, 10/01/13
 (Goldman Sachs) ...................................      9,850,000        2.225%     6/20/10       (118,939)
GMAC LLC, 7.75%, 1/19/10 (Merrill Lynch) ...........      8,850,000        0.845%     3/20/10        (17,558)
GMAC LLC, 6.875%, 9/15/11 (Merrill Lynch) ..........      5,000,000         1.26%     9/20/11        (62,965)
IAC/InteractiveCorp., 7.00%, 1/15/13
 (Merrill Lynch) ...................................      8,400,000         0.68%     3/20/12          3,100
Royal Caribbean Cruises Ltd., 8.00%, 5/15/10
 (Merrill Lynch) ...................................      4,000,000         0.77%     6/20/10        (22,196)
Starwood Hotels & Resorts Worldwide., 7.875%,
 5/01/12 (Merrill Lynch) ...........................     14,000,000         1.43%     6/20/12       (291,942)
                                                                                                   ---------
      Unrealized gain (loss) on credit default swaps                                               $(677,322)
                                                                                                   =========

62 | Quarterly Statements of Investments

Franklin Investors Securities Trust

4. FINANCIAL FUTURES AND FORWARD EXCHANGE CONTRACTS

At January 31, 2007, the Franklin Total Return Fund had the following financial futures contracts outstanding:

                                                           NUMBER OF  DELIVERY      CONTRACT      UNREALIZED
CONTRACTS TO BUY                                           CONTRACTS    DATES      FACE VALUE     GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------
FRANKLIN TOTAL RETURN FUND
U.S. Treasury 20 Year Bond .............................       191     2/21/07      19,100,000      (634,180)
U.S. Treasury 2 Year Note ..............................        95     3/30/07      19,000,000      (106,875)
U.S. Treasury 5 Year Note ..............................       180     3/30/07      18,000,000      (219,375)

At January 31, 2007, the Franklin Low Duration Total Return Fund and the Franklin Total Return Fund had the following forward exchange contracts outstanding:

FRANKLIN LOW DURATION TOTAL RETURN FUND

                                                                CONTRACT     SETTLEMENT    UNREALIZED    UNREALIZED
                                                                 AMOUNT         DATE          GAIN          LOSS
--------------------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY
 4,336,800 Japanese Yen ....................................   $    40,000     2/26/07      $       --   $    (3,940)
 1,250,000 Japanese Yen ....................................        10,933     2/28/07              --          (537)
 3,953,250 Japanese Yen ....................................        35,000     4/20/07              --        (1,893)
 5,777,000 Japanese Yen ....................................        50,000     7/13/07              --        (1,075)
   600,000 Iceland Krona ...................................         8,024     10/9/07             259            --
                                                                                            ------------------------
Unrealized gain (loss) on forward exchange contracts .......                                       259        (7,445)
                                                                                            ------------------------
    Net unrealized gain (loss) on forward exchange contract                                              $    (7,186)
                                                                                                         ===========


FRANKLIN TOTAL RETURN FUND
                                                                CONTRACT     SETTLEMENT    UNREALIZED    UNREALIZED
                                                                 AMOUNT         DATE          GAIN          LOSS
--------------------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY
 274,844,700 Japanese Yen ..................................   $ 2,535,000     2/26/07     $        --   $  (249,731)
  74,300,000 Japanese Yen ..................................       649,873     2/28/07              --       (31,929)
 218,558,250 Japanese Yen ..................................     1,935,000     4/20/07              --      (104,659)
 265,742,000 Japanese Yen ..................................     2,300,000     7/13/07              --       (49,434)
  54,500,000 Iceland Krona .................................       728,804     10/9/07          23,548            --
                                                                                           -------------------------
Unrealized gain (loss) on forward exchange contracts .......                                    23,548      (435,753)
                                                                                           -------------------------
    Net unrealized gain (loss) on forward exchange contracts                                             $  (412,205)
                                                                                                         ===========


                                        Quarterly Statements of Investments | 63

Franklin Investors Securities Trust

5. UNFUNDED LOAN COMMITMENTS

The Franklin Floating Rate Daily Access Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At January 31, 2007, unfunded commitments were as follows:

--------------------------------------------------------------
                                                     UNFUNDED
BORROWER                                            COMMITMENT
--------------------------------------------------------------
American Cellular Corp., Delayed Draw ..........   $   937,500
American Greetings Corp., Term Loan ............     2,300,000
Amsted Industries Inc., Delay Draw .............       900,000
CBRL Group (Cracker Barrel), Term Loan B2
 (Delayed Draw) ................................       817,862
Conseco Inc., Revolver .........................     4,000,000
Fairpoint Communications Inc., Revolver ........     3,904,500
Herbst Gaming Inc., Delayed Draw ...............       900,000
Infrastrux Group Inc., Delayed Draw ............       120,909
Sealy Mattress Co., Revolver ...................     1,750,000
Stiefel Laboratories Inc., Delayed Draw ........     1,820,225
VML US Finance LLC (Venetian Macau), Delay Draw      4,966,667
WMG Acquisition Corp. (Warner Music), Revolver A     6,520,000
                                                   -----------
                                                   $28,937,663
                                                   ===========

6. OTHER CONSIDERATIONS

Directors or employees of Franklin Advisers Inc., as the Franklin Floating Rate Daily Access Fund's and Franklin Total Return Fund's Investment Manager, serve as members of various bond-holders' steering committees, on credit committees, and represent the funds in certain corporate restructuring negotiations. As a result of this involvement, such individuals may be in possession of certain material non-public information. If the funds' Investment Managers, while in possession of such information, seek to buy or sell any of these securities, they will comply with all applicable federal securities laws. The securities have been identified on the accompanying Statements of Investments.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


64 | Quarterly Statements of Investments

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN INVESTORS SECURITIES TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date   March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date   March 29, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    March 29, 2007




                                Exhibit A



I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN INVESTORS SECURITIES TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 29, 2007


/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration










I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN INVESTORS SECURITIES TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 29, 2007


/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer